UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

      Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Mortgage Securities Fund Class A, Class T, Class C and Class I Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(0.65)%	1.75%	3.17%
Class T (incl. 4.00% sales charge)	(0.66)%	1.76%	3.18%
Class C (incl. contingent deferred sales charge)	1.72%	1.85%	2.84%
Class I	3.88%	2.89%	3.90%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Class A on August 31, 2006, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Period Ending Values
$13,666	Fidelity Advisor® Mortgage Securities Fund - Class A
$15,821	Barclays® U.S. MBS Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Lead Portfolio Manager William Irving:  For the year, the fund’s share classes (excluding sales charges, if applicable) posted low-single-digit gains that were roughly in line, net of fees, with the 3.93% advance of the benchmark Barclays U.S. MBS Index. The fund’s performance versus the benchmark was helped by exposure to “private label” commercial mortgage-backed securities (CMBS). These CMBS performed quite well in the second half of the 12-month period, bolstered by strong demand from investors seeking bonds with comparatively high yields versus residential mortgage-backed securities (MBS) and U.S. Treasuries. Relative performance also was helped by non-benchmark exposure to asset-backed securities (ABS), which generally outpaced MBS. Strong security selection within 30-year fixed-rate MBS also boosted our relative results, particularly an avoidance of 3.5% and 4.0% securities that experienced faster-than-average prepayment. Also adding value was an overweighting in certain prepayment-resistant securities, particularly holdings made up of mortgages with low remaining balances. In contrast, our use of interest rate swaps, which we use to manage the fund’s interest rate sensitivity, cost us some ground on a relative basis. With these contracts, we received floating-rate interest payments in exchange for making fixed ones. This hedge performed poorly in late summer and early fall 2015.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of August 31, 2016

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	1.6	2.0
1 - 1.99%	4.3	6.5
2 - 2.99%	7.9	6.4
3 - 3.99%	45.1	45.1
4 - 4.99%	24.8	22.6
5 - 5.99%	7.7	7.5
6 - 6.99%	1.4	1.8
7% and above	1.1	1.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Mortgage Securities	89.6%
CMOs and Other Mortgage Related Securities	17.8%
Asset-Backed Securities	4.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(11.6)%

 * Futures and Swaps - (0.8)%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016*
Mortgage Securities	82.8%
CMOs and Other Mortgage Related Securities	25.5%
Asset-Backed Securities	6.8%
Short-Term Investments and Net Other Assets (Liabilities)**	(15.1)%

 * Futures and Swaps - (5.3)%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 95.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 52.3%
2.064% 9/1/36 (a)	84	87
2.315% 9/1/36 (a)	70	73
2.424% 1/1/35 (a)	172	179
2.5% 2/1/30 to 8/1/31	17,176	17,784
2.5% 9/1/31 (b)	7,900	8,161
2.52% 8/1/35 (a)	238	250
2.557% 10/1/33 (a)	36	38
2.57% 4/1/37 (a)	102	107
2.582% 3/1/36 (a)	106	110
2.627% 3/1/40 (a)	165	174
2.662% 7/1/35 (a)	39	41
2.666% 7/1/35 (a)	5	5
2.672% 6/1/36 (a)	341	361
2.693% 2/1/42 (a)	561	586
2.75% 10/1/36 (a)	172	182
2.751% 1/1/42 (a)	464	484
2.801% 11/1/36 (a)	31	32
2.803% 6/1/36 (a)	36	38
2.81% 4/1/36 (a)	66	69
2.817% 5/1/36 (a)	214	226
2.833% 3/1/35 (a)	24	25
3% 5/1/27 to 7/1/46	70,519	73,663
3% 9/1/31 (b)	11,500	12,040
3% 9/1/46 (b)	17,000	17,628
3% 9/1/46 (b)	14,500	15,036
3% 9/1/46 (b)	1,000	1,037
3% 10/1/46 (b)	17,000	17,594
3% 10/1/46 (b)	1,000	1,035
3% 10/1/46 (b)	13,400	13,868
3.007% 5/1/36 (a)	26	28
3.022% 8/1/41 (a)	320	332
3.36% 9/1/41 (a)	115	122
3.466% 12/1/40 (a)	4,640	4,869
3.5% 4/1/29 to 6/1/46	138,205	146,675
3.5% 9/1/31 (b)	2,000	2,112
3.5% 9/1/46 (b)	22,690	23,904
3.5% 9/1/46 (b)	7,000	7,375
4% 11/1/31 to 5/1/46	129,347	139,398
4% 9/1/46 (b)	800	857
4% 9/1/46 (b)	3,000	3,213
4% 9/1/46 (b)	15,800	16,922
4.5% 5/1/25 to 10/1/45	32,283	35,387
5% 5/1/20 to 5/1/44	13,452	15,143
5.255% 8/1/41	784	874
5.5% 2/1/18 to 4/1/39	3,118	3,573
6.5% 6/1/17 to 5/1/38	1,208	1,381
7% 3/1/17 to 5/1/30	847	988
7.5% 8/1/22 to 9/1/32	533	638
8% 12/1/29 to 3/1/37	14	18
8.5% 2/1/22 to 3/1/23	49	55
9% 10/1/30	194	243
9.5% 2/1/20 to 8/1/22	2	3
		585,023
Freddie Mac - 23.6%
2.32% 3/1/35 (a)	67	70
2.366% 11/1/35 (a)	195	203
2.47% 3/1/36 (a)	225	234
2.5% 7/1/31	1,843	1,909
2.55% 6/1/37 (a)	29	30
2.582% 5/1/37 (a)	51	53
2.66% 8/1/37 (a)	77	81
2.668% 4/1/37 (a)	52	55
2.823% 10/1/42 (a)	398	420
2.856% 5/1/34 (a)	5	6
2.885% 6/1/37 (a)	21	22
2.915% 6/1/37 (a)	238	251
2.949% 6/1/37 (a)	455	478
3% 10/1/28 to 6/1/46	40,330	42,151
3% 9/1/46 (b)	19,800	20,533
3.03% 10/1/36 (a)	12	12
3.068% 9/1/41 (a)	506	529
3.075% 12/1/36 (a)	380	405
3.194% 6/1/33 (a)	548	569
3.22% 4/1/37 (a)	9	9
3.295% 7/1/36 (a)	71	76
3.435% 12/1/40 (a)	2,104	2,202
3.5% 6/1/32 to 5/1/46 (c)(d)(e)	96,502	102,451
3.5% 9/1/46 (b)	1,500	1,579
3.581% 10/1/35 (a)	35	37
4% 2/1/41 to 4/1/46	45,827	49,420
4.5% 7/1/25 to 6/1/44	8,499	9,342
5% 7/1/33 to 7/1/41	10,049	11,320
5.5% 10/1/17 to 10/1/39	9,329	10,506
6% 11/1/16 to 6/1/39	2,040	2,319
6.5% 9/1/16 to 9/1/39	3,367	3,827
7% 6/1/21 to 9/1/36	1,219	1,430
7.5% 9/1/16 to 7/1/34	1,453	1,737
8% 1/1/17 to 1/1/37	15	18
8.5% 9/1/16 to 9/1/20	0	0
9% 6/1/17 to 5/1/21	3	3
10% 12/1/18	0	0
		264,287
Ginnie Mae - 19.4%
3% 6/15/42 to 4/15/45	10,315	10,831
3% 9/1/46 (b)	8,200	8,586
3% 9/1/46 (b)	11,130	11,653
3% 9/1/46 (b)	4,100	4,293
3% 9/1/46 (b)	5,900	6,177
3.5% 11/20/41 to 6/20/46 (c)	76,133	81,352
3.5% 9/1/46 (b)	14,200	15,066
4% 7/20/33 to 8/15/43	30,250	32,738
4.5% 8/15/33 to 6/15/41	32,060	35,396
5% 9/20/33 to 6/15/41	5,234	5,921
5.5% 10/15/33 to 9/15/39	2,688	3,095
6.5% 10/15/34 to 7/15/36	180	210
7% 2/15/24 to 4/20/32	794	945
7.5% 12/15/21 to 12/15/29	269	315
8% 6/15/21 to 12/15/25	136	158
8.5% 1/15/17 to 10/15/28	120	142
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	0	0
		216,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,048,380)		1,066,188

Asset-Backed Securities - 4.2%
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (f)	$2,125	$2,134
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (f)	2,286	2,288
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-2A Class A, 2.802% 5/20/18 (f)	2,100	2,113
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (f)	328	327
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (f)	1,090	1,090
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (f)	2,135	2,134
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (f)	127	127
Series 2013-D Class A, 1.54% 7/16/18 (f)	365	365
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (f)	6,047	6,063
Drive Auto Receivables Trust Series 2015-DA Class A2A, 1.23% 6/15/18 (f)	255	255
Exeter Automobile Receivables Trust:
Series 2014-2A Class A, 1.06% 8/15/18 (f)	38	38
Series 2016-1A Class A, 2.8% 7/15/20 (f)	3,819	3,820
Flagship Credit Auto Trust:
Series 2015-3 Class A, 2.34% 10/15/20 (f)	2,184	2,193
Series 2016-1 Class A, 2.53% 12/15/20 (f)	8,605	8,648
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	30	1
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	721	725
Series 2007-CH4 Class A3, 0.6344% 2/25/32 (a)	468	467
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.8144% 8/25/36 (a)	5,300	5,141
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (f)	1,537	1,543
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (f)	785	786
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (f)	4,542	4,546
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.9544% 5/25/35 (a)	1,995	1,971
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (f)	574	575
TOTAL ASSET-BACKED SECURITIES
(Cost $47,188)		47,350

Collateralized Mortgage Obligations - 10.4%
Private Sponsor - 4.3%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.6279% 6/27/36 (a)(f)	6,237	6,016
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.9241% 12/26/35 (a)(f)	1,060	1,060
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.7528% 4/26/36 (a)(f)	150	148
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 2.9726% 3/27/36 (a)(f)	$3,047	$3,016
Series 2012-RR5 Class 8A5, 0.6481% 7/26/36 (a)(f)	818	777
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	5,655	5,596
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.4142% 10/26/37 (a)(f)	1,671	1,639
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.9413% 5/27/35 (a)(f)	426	438
CSMC:
floater Series 2015-1R Class 6A1, 0.7326% 5/27/37 (a)(f)	3,920	3,632
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (f)	2,821	2,781
Series 2014-3R Class 2A1, 1.1879% 5/27/37 (a)(f)	1,031	969
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (f)	3,847	3,838
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (a)	280	277
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 2.0107% 1/26/37 (a)(f)	151	151
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4231% 7/25/19 (a)	921	931
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (a)	1,131	1,043
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.7638% 2/26/37 (a)(f)	2,203	2,200
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (f)	568	568
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.9036% 3/26/37 (a)(f)	1,554	1,532
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (a)	56	56
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.1644% 9/25/43 (a)	3,765	3,622
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	122	123
Series 2003-MS5 Class 1A1, 5% 3/25/18	140	141
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.722% 9/25/33 (a)	783	776
Series 2005-AR10 Class 2A15, 2.9022% 6/25/35 (a)	4,593	4,719
Series 2005-AR2 Class 1A2, 2.8637% 3/25/35 (a)	199	184
Series 2006-AR10 Class 3A1, 2.9679% 7/25/36 (a)	649	638
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 2.921% 6/27/36 (a)(f)	738	723
		47,594
U.S. Government Agency - 6.1%
Fannie Mae:
floater Series 2003-118 Class S, 7.5756% 12/25/33 (a)(g)(h)	295	78
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	556	606
Series 1999-32 Class PL, 6% 7/25/29	498	543
Series 1999-33 Class PK, 6% 7/25/29	333	364
Series 2001-52 Class YZ, 6.5% 10/25/31	38	45
Series 2005-39 Class TE, 5% 5/25/35	797	875
Series 2005-73 Class SA, 16.1866% 8/25/35 (a)(h)	58	76
Series 2011-35 Class PA, 4% 2/25/39	133	134
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	553	620
Series 2001-31 Class ZC, 6.5% 7/25/31	239	277
Series 2002-16 Class ZD, 6.5% 4/25/32	85	98
Series 2002-74 Class SV, 7.0256% 11/25/32 (a)(g)	206	40
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	708	90
Series 06-116 Class SG, 6.1156% 12/25/36 (a)(g)(h)	194	43
Series 07-40 Class SE, 5.9156% 5/25/37 (a)(g)(h)	118	25
Series 1993-165 Class SH, 18.3166% 9/25/23 (a)(h)	28	37
Series 2003-21 Class SK, 7.5756% 3/25/33 (a)(g)(h)	87	16
Series 2003-35 Class TQ, 6.9756% 5/25/18 (a)(g)(h)	23	1
Series 2007-57 Class SA, 37.4737% 6/25/37 (a)(h)	399	836
Series 2007-66 Class SB, 36.4537% 7/25/37 (a)(h)	125	248
Series 2008-12 Class SG, 5.8256% 3/25/38 (a)(g)(h)	641	122
Series 2009-114 Class AI, 5% 12/25/23 (g)	105	2
Series 2009-16 Class SA, 5.7256% 3/25/24 (a)(g)(h)	27	0
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	71	2
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	64	4
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	96	6
Series 2010-12 Class AI, 5% 12/25/18 (g)	276	8
Series 2010-135 Class LS, 5.5256% 12/25/40 (a)(g)(h)	594	98
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	755	95
Series 2010-23:
Class AI, 5% 12/25/18 (g)	105	3
Class HI, 4.5% 10/25/18 (g)	89	3
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	252	7
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	216	12
Series 2011-110 Class SA, 6.0856% 4/25/41 (a)(g)	1,264	180
Series 2011-123 Class SD, 7.1244% 8/25/39 (a)(g)	1,112	144
Series 2011-67 Class AI, 4% 7/25/26 (g)	195	20
Series 2011-83 Class DI, 6% 9/25/26 (g)	266	32
Series 2012-100 Class WI, 3% 9/25/27 (g)	1,702	150
Series 2012-14 Class JS, 6.1256% 12/25/30 (a)(g)	680	94
Series 2013-133 Class IB, 3% 4/25/32 (g)	1,209	92
Series 2013-51 Class GI, 3% 10/25/32 (g)	366	39
Series 2013-N1 Class A, 6.1956% 6/25/35 (a)(g)(h)	635	134
Series 2014-68 Class ID, 3.5% 3/25/34 (g)	868	94
Series 2015-42 Class LS, 5.6756% 6/25/45 (a)(g)(h)	2,900	533
Series 2015-70 Class JC, 3% 10/25/45	3,361	3,512
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	63	2
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	167	33
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	111	19
Class 13, 6% 3/25/34 (g)	145	29
Series 359 Class 19, 6% 7/25/35 (a)(g)	100	16
Series 384 Class 6, 5% 7/25/37 (g)	360	69
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	601	658
Series 2104 Class PG, 6% 12/15/28	173	194
Series 2121 Class MG, 6% 2/15/29	245	267
Series 2154 Class PT, 6% 5/15/29	438	477
Series 2162 Class PH, 6% 6/15/29	65	73
Series 2520 Class BE, 6% 11/15/32	296	324
Series 2585 Class KS, 7.0924% 3/15/23 (a)(g)(h)	28	3
Series 2693 Class MD, 5.5% 10/15/33	5,393	6,081
Series 2802 Class OB, 6% 5/15/34	1,392	1,557
Series 3002 Class NE, 5% 7/15/35	480	526
Series 3189 Class PD, 6% 7/15/36	514	584
Series 3415 Class PC, 5% 12/15/37	148	161
Series 3786 Class HI, 4% 3/15/38 (g)	716	68
Series 3806 Class UP, 4.5% 2/15/41	1,208	1,297
Series 3832 Class PE, 5% 3/15/41	960	1,097
Series 70 Class C, 9% 9/15/20	2	2
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	84	94
Series 2135 Class JE, 6% 3/15/29	316	345
Series 2274 Class ZM, 6.5% 1/15/31	147	169
Series 2281 Class ZB, 6% 3/15/30	119	130
Series 2357 Class ZB, 6.5% 9/15/31	288	336
Series 2502 Class ZC, 6% 9/15/32	314	345
Series 06-3115 Class SM, 6.0924% 2/15/36 (a)(g)(h)	167	37
Series 1658 Class GZ, 7% 1/15/24	365	402
Series 2013-4281 Class AI, 4% 12/15/28 (g)	1,638	167
Series 2380 Class SY, 7.6924% 11/15/31 (a)(g)(h)	1,113	222
Series 2587 Class IM, 6.5% 3/15/33 (g)	165	37
Series 2844:
Class SC, 43.5003% 8/15/24 (a)(h)	11	19
Class SD, 79.8505% 8/15/24 (a)(h)	16	36
Series 2935 Class ZK, 5.5% 2/15/35	1,458	1,660
Series 2947 Class XZ, 6% 3/15/35	574	651
Series 3055 Class CS, 6.0824% 10/15/35 (a)(g)	218	39
Series 3237 Class C, 5.5% 11/15/36	983	1,143
Series 3244 Class SG, 6.1524% 11/15/36 (a)(g)(h)	435	89
Series 3284 Class CI, 5.6124% 3/15/37 (a)(g)	940	189
Series 3287 Class SD, 6.2424% 3/15/37 (a)(g)(h)	622	142
Series 3297 Class BI, 6.2524% 4/15/37 (a)(g)(h)	899	207
Series 3336 Class LI, 6.0724% 6/15/37 (a)(g)	402	59
Series 3772 Class BI, 4.5% 10/15/18 (g)	173	6
Series 3949 Class MK, 4.5% 10/15/34	342	370
Series 3955 Class YI, 3% 11/15/21 (g)	1,188	61
Series 4055 Class BI, 3.5% 5/15/31 (g)	1,132	98
Series 4149 Class IO, 3% 1/15/33 (g)	160	21
Series 4314 Class AI, 5% 3/15/34 (g)	462	63
Series 4427 Class LI, 3.5% 2/15/34 (g)	1,896	178
Series 4471 Class PA 4% 12/15/40	5,102	5,402
Series 4476 Class IA, 3.5% 1/15/32 (g)	2,173	154
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	233	268
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	3,219	3,519
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.1834% 6/16/37 (a)(g)(h)	213	41
Series 2010-H17 Class FA, 0.8209% 7/20/60 (a)(i)	266	263
Series 2010-H18 Class AF, 0.7676% 9/20/60 (a)(i)	333	329
Series 2010-H19 Class FG, 0.7676% 8/20/60 (a)(i)	381	377
Series 2011-H13 Class FA, 0.9676% 4/20/61 (a)(i)	159	158
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	471	39
sequential payer:
Series 2002-24 Class SK, 7.4434% 4/16/32 (a)(g)(h)	1,060	230
Series 2002-42 Class ZA, 6% 6/20/32	371	425
Series 2004-24 Class ZM, 5% 4/20/34	756	839
Series 1999-40 Class SE, 8.4434% 11/16/29 (a)(g)(h)	90	3
Series 2001-3 Class S, 7.5934% 2/16/31 (a)(g)	239	48
Series 2001-36:
Class SB, 7.5934% 12/16/23 (a)(g)(h)	598	101
Class SP, 8.2434% 9/16/26 (a)(g)	383	56
Series 2001-38 Class SB, 7.0734% 8/16/31 (a)(g)(h)	388	75
Series 2001-49:
Class SC, 7.0934% 12/16/25 (a)(g)(h)	784	126
Class SL, 7.0934% 5/16/30 (a)(g)(h)	1,092	210
Class SV, 7.7434% 12/16/28 (a)(g)(h)	167	13
Series 2001-50:
Class SD, 7.6876% 11/20/31 (a)(g)(h)	558	138
Class ST, 7.1934% 8/16/27 (a)(g)(h)	248	50
Series 2002-5 Class SP, 6.9434% 1/16/32 (a)(g)(h)	395	68
Series 2004-32 Class GS, 5.9934% 5/16/34 (a)(g)(h)	354	73
Series 2004-73 Class AL, 6.6934% 8/17/34 (a)(g)(h)	137	34
Series 2010-98 Class HS, 6.0876% 8/20/40 (a)(g)	626	108
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,442	320
Series 2012-76 Class GS, 6.1934% 6/16/42 (a)(g)(h)	690	151
Series 2012-97 Class JS, 5.7434% 8/16/42 (a)(g)(h)	2,418	432
Series 2013-124:
Class ES, 7.9834% 4/20/39 (a)(h)	1,443	1,550
Class ST, 8.1168% 8/20/39 (a)(h)	2,769	3,045
Series 2013-147 Class A/S, 5.6376% 10/20/43 (a)(g)	1,078	164
Series 2013-160 Class MS, 5.6876% 9/20/32 (a)(g)(h)	2,032	399
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	12,824	12,994
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	4,953	5,022
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.0376% 7/20/40 (a)(g)	684	117
		68,631
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $114,941)		116,225

Commercial Mortgage Securities - 7.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (a)(g)	518	0
Banc of America Commercial Mortgage Trust Series 2007-2 Class A4, 5.6241% 4/10/49 (a)	998	1,006
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.8344% 7/25/37 (a)(f)	36	27
Class M2, 0.8644% 7/25/37 (a)(f)	37	27
Class M3, 0.8944% 7/25/37 (a)(f)	61	41
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.0801% 12/15/27 (a)(f)	8,025	8,042
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	27	27
Series 2007-CD4 Class A4, 5.322% 12/11/49	3,156	3,169
COMM Mortgage Trust:
Series 2013-CR10 Class XA, 0.9462% 8/10/46 (a)(g)	10,272	408
Series 2014-CR19 Class XA, 1.2786% 8/10/47 (a)(g)	15,528	982
Series 2014-CR20 Class XA, 1.1975% 11/10/47 (a)(g)	13,090	866
Series 2014-LC17 Class XA, 0.9979% 10/10/47 (a)(g)	14,882	696
Series 2014-UBS4 Class XA, 1.263% 8/10/47 (a)(g)	13,085	847
Series 2014-UBS6 Class XA, 1.0618% 12/10/47 (a)(g)	8,787	519
CSMC Series 2015-TOWN:
Class A, 1.7577% 3/15/17 (a)(f)	7,804	7,805
Class B, 2.4077% 3/15/17 (a)(f)	185	182
Class C, 2.7577% 3/15/17 (a)(f)	180	176
Class D, 3.7077% 3/15/17 (a)(f)	273	268
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8077% 12/15/34 (a)(f)	12,633	12,692
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	914	924
Series 2007-C1 Class A1A, 5.483% 12/10/49 (a)	4,474	4,522
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4841% 7/15/31 (a)(f)	434	429
Series 2015-GC34 Class XA, 1.3751% 10/10/48 (a)(g)	10,647	973
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.7577% 11/15/29 (a)(f)	844	845
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class XA, 1.698% 6/15/45 (a)(g)	42,669	2,691
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.4077% 4/15/27 (a)(f)	5,000	4,896
sequential payer Series 2007-LD11 Class A4, 5.7416% 6/15/49 (a)	3,894	3,956
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,396	2,471
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (a)	175	177
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1512% 10/15/48 (a)(g)	13,800	1,041
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9056% 6/11/49 (a)	1,353	1,392
SCG Trust Series 2013-SRP1 Class A, 1.8814% 11/15/26 (a)(f)	2,783	2,781
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	5,675	5,696
Series 2007-C31:
Class A4, 5.509% 4/15/47	254	257
Class A5, 5.5% 4/15/47	8,506	8,672
Series 2007-C32 Class A3, 5.7021% 6/15/49 (a)	1,150	1,176
Series 2007-C33 Class A4, 5.9484% 2/15/51 (a)	1,624	1,651
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.1183% 11/15/48 (a)(g)	11,138	835
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $84,899)		83,165
	Shares	Value (000s)

Fixed-Income Funds - 0.0%
Fidelity Mortgage Backed Securities Central Fund (j)
(Cost $85)	773	86

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.42% (k)
(Cost $18,340)	18,340,336	18,340
TOTAL INVESTMENT PORTFOLIO - 119.0%
(Cost $1,313,833)		1,331,354
NET OTHER ASSETS (LIABILITIES) - (19.0)%		(212,829)
NET ASSETS - 100%		$1,118,525

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/31	$(4,300)	$(4,502)
3% 9/1/31	(7,000)	(7,328)
3% 9/1/46	(1,100)	(1,141)
3% 9/1/46	(17,000)	(17,628)
3% 9/1/46	(1,000)	(1,037)
3% 9/1/46	(13,400)	(13,895)
3.5% 9/1/31	(3,800)	(4,013)
3.5% 9/1/46	(7,000)	(7,375)
4% 9/1/46	(800)	(857)
4% 9/1/46	(2,800)	(2,999)

TOTAL FANNIE MAE		(60,775)

Ginnie Mae
3.5% 9/1/46	(900)	(955)
TOTAL TBA SALE COMMITMENTS
(Proceeds $61,741)		$(61,730)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
132 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2016	17,282	$49
26 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	4,430	16
TOTAL FUTURES CONTRACTS			$65

The face value of futures sold as a percentage of Net Assets is 1.9%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Sep. 2018	$30,300	3-month LIBOR	1.5%	$42	$0	$42

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $62,048,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $456,000.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $500,000.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $31,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,341,000 or 10.0% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$90
Fidelity Mortgage Backed Securities Central Fund	39
Total	$129

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,622	$39	$1,601	$86	0.0%
Total	$1,622	$39	$1,601	$86

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,066,188	$--	$1,066,188	$--
Asset-Backed Securities	47,350	--	47,350	--
Collateralized Mortgage Obligations	116,225	--	116,225	--
Commercial Mortgage Securities	83,165	--	83,165	--
Fixed-Income Funds	86	86	--	--
Money Market Funds	18,340	18,340	--	--
Total Investments in Securities:	$1,331,354	$18,426	$1,312,928	$--
Derivative Instruments:
Assets
Futures Contracts	$65	$65	$--	$--
Swaps	42	--	42	--
Total Assets	$107	$65	$42	$--
Total Derivative Instruments:	$107	$65	$42	$--
Other Financial Instruments:
TBA Sale Commitments	$(61,730)	$--	$(61,730)	$--
Total Other Financial Instruments:	$(61,730)	$--	$(61,730)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$65	$0
Swaps(b)	42	0
Total Interest Rate Risk	107	0
Total Value of Derivatives	$107	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,295,408)	$1,312,928
Fidelity Central Funds (cost $18,425)	18,426
Total Investments (cost $1,313,833)		$1,331,354
Receivable for investments sold		191
Receivable for TBA sale commitments		61,741
Receivable for fund shares sold		658
Interest receivable		3,309
Distributions receivable from Fidelity Central Funds		7
Total assets		1,397,260
Liabilities
Payable for investments purchased
Regular delivery	$7,448
Delayed delivery	208,468
TBA sale commitments, at value	61,730
Payable for fund shares redeemed	516
Distributions payable	98
Accrued management fee	292
Distribution and service plan fees payable	31
Payable for daily variation margin for derivative instruments	10
Other affiliated payables	142
Total liabilities		278,735
Net Assets		$1,118,525
Net Assets consist of:
Paid in capital		$1,171,369
Distributions in excess of net investment income		(2,421)
Accumulated undistributed net realized gain (loss) on investments		(68,062)
Net unrealized appreciation (depreciation) on investments		17,639
Net Assets		$1,118,525
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($48,620 ÷ 4,251 shares)		$11.44
Maximum offering price per share (100/96.00 of $11.44)		$11.92
Class T:
Net Asset Value and redemption price per share ($24,672 ÷ 2,153 shares)		$11.46
Maximum offering price per share (100/96.00 of $11.46)		$11.94
Class C:
Net Asset Value and offering price per share ($18,890 ÷ 1,654 shares)(a)		$11.42
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($947,681 ÷ 82,648 shares)		$11.47
Class I:
Net Asset Value, offering price and redemption price per share ($78,662 ÷ 6,885 shares)		$11.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Interest		$29,069
Income from Fidelity Central Funds		129
Total income		29,198
Expenses
Management fee	$3,346
Transfer agent fees	1,195
Distribution and service plan fees	348
Fund wide operations fee	420
Independent trustees' fees and expenses	5
Miscellaneous	10
Total expenses before reductions	5,324
Expense reductions	(31)	5,293
Net investment income (loss)		23,905
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,042
Fidelity Central Funds	15
Futures contracts	(212)
Swaps	(3,636)
Total net realized gain (loss)		10,209
Change in net unrealized appreciation (depreciation) on: Investment securities	4,888
Futures contracts	65
Swaps	1,475
Delayed delivery commitments	(83)
Total change in net unrealized appreciation (depreciation)		6,345
Net gain (loss)		16,554
Net increase (decrease) in net assets resulting from operations		$40,459

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,905	$22,215
Net realized gain (loss)	10,209	9,548
Change in net unrealized appreciation (depreciation)	6,345	(7,250)
Net increase (decrease) in net assets resulting from operations	40,459	24,513
Distributions to shareholders from net investment income	(25,324)	(21,563)
Distributions to shareholders from net realized gain	(552)	(244)
Total distributions	(25,876)	(21,807)
Share transactions - net increase (decrease)	101,086	86,045
Total increase (decrease) in net assets	115,669	88,751
Net Assets
Beginning of period	1,002,856	914,105
End of period	$1,118,525	$1,002,856
Other Information
Distributions in excess of net investment income end of period	$(2,421)	$(1,024)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.24	$10.89	$11.34	$11.14
Income from Investment Operations
Net investment income (loss)A	.217	.223	.239	.169	.278
Net realized and unrealized gain (loss)	.173	.047	.341	(.457)	.206
Total from investment operations	.390	.270	.580	(.288)	.484
Distributions from net investment income	(.234)	(.217)	(.230)	(.162)	(.284)
Distributions from net realized gain	(.006)	(.003)	–	–	–
Total distributions	(.240)	(.220)	(.230)	(.162)	(.284)
Net asset value, end of period	$11.44	$11.29	$11.24	$10.89	$11.34
Total ReturnB,C	3.49%	2.41%	5.37%	(2.57)%	4.41%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%	.81%	.81%	.79%	.81%
Expenses net of fee waivers, if any	.79%	.81%	.81%	.79%	.81%
Expenses net of all reductions	.79%	.81%	.81%	.79%	.81%
Net investment income (loss)	1.92%	1.97%	2.15%	1.51%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$49	$38	$41	$50	$60
Portfolio turnover rateF	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.27	$10.92	$11.37	$11.16
Income from Investment Operations
Net investment income (loss)A	.218	.225	.242	.173	.281
Net realized and unrealized gain (loss)	.172	.037	.340	(.458)	.216
Total from investment operations	.390	.262	.582	(.285)	.497
Distributions from net investment income	(.234)	(.219)	(.232)	(.165)	(.287)
Distributions from net realized gain	(.006)	(.003)	–	–	–
Total distributions	(.240)	(.222)	(.232)	(.165)	(.287)
Net asset value, end of period	$11.46	$11.31	$11.27	$10.92	$11.37
Total ReturnB,C	3.48%	2.33%	5.38%	(2.54)%	4.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.80%	.79%	.79%	.77%	.78%
Expenses net of fee waivers, if any	.79%	.79%	.79%	.77%	.78%
Expenses net of all reductions	.79%	.79%	.79%	.77%	.78%
Net investment income (loss)	1.92%	1.98%	2.17%	1.53%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$25	$20	$22	$26	$31
Portfolio turnover rateF	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.23	$10.88	$11.33	$11.12
Income from Investment Operations
Net investment income (loss)A	.133	.141	.160	.088	.197
Net realized and unrealized gain (loss)	.172	.037	.342	(.457)	.217
Total from investment operations	.305	.178	.502	(.369)	.414
Distributions from net investment income	(.149)	(.135)	(.152)	(.081)	(.204)
Distributions from net realized gain	(.006)	(.003)	–	–	–
Total distributions	(.155)	(.138)	(.152)	(.081)	(.204)
Net asset value, end of period	$11.42	$11.27	$11.23	$10.88	$11.33
Total ReturnB,C	2.72%	1.59%	4.64%	(3.28)%	3.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.53%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.54%	1.53%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.54%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	1.17%	1.25%	1.44%	.78%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$19	$16	$17	$17	$18
Portfolio turnover rateF	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mortgage Securities Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.27	$10.92	$11.37	$11.17
Income from Investment Operations
Net investment income (loss)A	.257	.264	.279	.209	.318
Net realized and unrealized gain (loss)	.182	.037	.341	(.458)	.206
Total from investment operations	.439	.301	.620	(.249)	.524
Distributions from net investment income	(.273)	(.258)	(.270)	(.201)	(.324)
Distributions from net realized gain	(.006)	(.003)	–	–	–
Total distributions	(.279)	(.261)	(.270)	(.201)	(.324)
Net asset value, end of period	$11.47	$11.31	$11.27	$10.92	$11.37
Total ReturnB	3.93%	2.68%	5.73%	(2.23)%	4.77%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.26%	2.33%	2.51%	1.85%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$948	$856	$785	$778	$850
Portfolio turnover rateE	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.23	$10.88	$11.33	$11.13
Income from Investment Operations
Net investment income (loss)A	.250	.256	.271	.200	.311
Net realized and unrealized gain (loss)	.182	.038	.342	(.456)	.207
Total from investment operations	.432	.294	.613	(.256)	.518
Distributions from net investment income	(.266)	(.251)	(.263)	(.194)	(.318)
Distributions from net realized gain	(.006)	(.003)	–	–	–
Total distributions	(.272)	(.254)	(.263)	(.194)	(.318)
Net asset value, end of period	$11.43	$11.27	$11.23	$10.88	$11.33
Total ReturnB	3.88%	2.64%	5.69%	(2.30)%	4.73%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.51%	.51%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.51%	.50%
Expenses net of all reductions	.50%	.50%	.51%	.51%	.50%
Net investment income (loss)	2.21%	2.28%	2.45%	1.79%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$79	$72	$48	$34	$12
Portfolio turnover rateE	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures- Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$18,574
Gross unrealized depreciation	(4,713)
Net unrealized appreciation (depreciation) on securities	$13,861
Tax Cost	$1,317,493

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,240
Capital loss carryforward	$(67,969)
Net unrealized appreciation (depreciation) on securities and other investments	$13,885

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$(67,969)

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$25,876	$ 21,807

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they traded. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(212)	$65
Swaps	(3,636)	1,475
Total Interest Rate Risk	$(3,848)	$1,540

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $97,343 and $158,842, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$106	$–
Class T	-%	.25%	59	–
Class B	.65%	.25%	5	4
Class C	.75%	.25%	178	6
			$348	$10

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6
Class T	3
Class B(a)	1
Class C(a)	2
$12

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Mortgage Securities. FIIOC receives an asset-based fee of .10% of Mortgage Securities average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$81.19
Class T	46.20
Class B	1.24
Class C	34.19
Fidelity Mortgage Securities Fund	917.10
Class I	116.15
	$1,195

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

During the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Class A	$861	$748
Class T	483	417
Class B	8	14
Class C	232	202
Fidelity Mortgage Securities Fund	21,950	18,864
Class I	1,790	1,318
Total	$25,324	$21,563
From net realized gain
Class A	$20	$10
Class T	13	6
Class B	–(a)	–
Class C	9	5
Fidelity Mortgage Securities Fund	471	210
Class I	39	13
Total	$552	$244

 (a) In the amount less than five hundred dollars.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Class A
Shares sold	1,855	563	$21,074	$6,368
Reinvestment of distributions	70	59	792	669
Shares redeemed	(1,066)	(872)	(12,097)	(9,855)
Net increase (decrease)	859	(250)	$9,769	$(2,818)
Class T
Shares sold	1,069	285	$12,171	$3,225
Reinvestment of distributions	42	36	474	409
Shares redeemed	(769)	(458)	(8,717)	(5,196)
Net increase (decrease)	342	(137)	$3,928	$(1,562)
Class B
Shares sold	10	5	$102	$68
Reinvestment of distributions	–(a)	1	5	9
Shares redeemed	(84)	(55)	(944)	(625)
Net increase (decrease)	(74)	(49)	$(837)	$(548)
Class C
Shares sold	756	358	$8,561	$4,044
Reinvestment of distributions	18	15	204	166
Shares redeemed	(499)	(502)	(5,659)	(5,678)
Net increase (decrease)	275	(129)	$3,106	$(1,468)
Fidelity Mortgage Securities Fund
Shares sold	24,692	20,281	$280,765	$230,419
Reinvestment of distributions	1,859	1,582	21,143	17,954
Shares redeemed	(19,583)	(15,790)	(222,910)	(179,084)
Net increase (decrease)	6,968	6,073	$78,998	$69,289
Class I
Shares sold	1,158	3,034	$13,096	$34,395
Reinvestment of distributions	158	114	1,786	1,290
Shares redeemed	(773)	(1,110)	(8,760)	(12,534)
Net increase (decrease)	543	2,038	$6,122	$23,151

 (a) In the amount less than five hundred dollars.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Advisor Mortgage Securities Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.78%
Actual		$1,000.00	$1,016.40	$3.95
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Class T	.79%
Actual		$1,000.00	$1,016.40	$4.00
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Class C	1.54%
Actual		$1,000.00	$1,012.60	$7.79
Hypothetical-C		$1,000.00	$1,017.39	$7.81
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$1,019.00	$2.28
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,018.80	$2.54
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $16,279,073 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	10,101,619,930.43	98.463
Withheld	157,758,921.92	1.537
TOTAL	10,259,378,852.35	100.000
John Engler
Affirmative	10,090,282,853.06	98.352
Withheld	169,095,999.29	1.648
TOTAL	10,259,378,852.35	100.000
Albert R. Gamper, Jr.
Affirmative	10,089,041,467.11	98.340
Withheld	170,337,385.24	1.660
TOTAL	10,259,378,852.35	100.000
Robert F. Gartland
Affirmative	10,099,626,114.68	98.443
Withheld	159,752,737.67	1.557
TOTAL	10,259,378,852.35	100.000
Abigail P. Johnson
Affirmative	10,086,662,725.59	98.317
Withheld	172,716,126.76	1.683
TOTAL	10,259,378,852.35	100.000
Arthur E. Johnson
Affirmative	10,096,352,195.08	98.411
Withheld	163,026,657.27	1.589
TOTAL	10,259,378,852.35	100.000
Michael E. Kenneally
Affirmative	10,099,945,094.73	98.446
Withheld	159,433,757.62	1.554
TOTAL	10,259,378,852.35	100.000
James H. Keyes
Affirmative	10,089,844,753.01	98.348
Withheld	169,534,099.34	1.652
TOTAL	10,259,378,852.35	100.000
Marie L. Knowles
Affirmative	10,088,735,154.35	98.337
Withheld	170,643,698.00	1.663
TOTAL	10,259,378,852.35	100.000
Geoffrey A. von Kuhn
Affirmative	10,091,118,196.46	98.360
Withheld	168,260,655.89	1.640
TOTAL	10,259,378,852.35	100.000

PROPOSAL 2

For Fidelity Advisor® Mortgage Securities Fund, a shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.
	# of Votes	% of Votes
Affirmative	169,294,868.89	23.964
Against	500,446,320.90	70.836
Abstain	26,749,672.84	3.786
Broker Non-Votes	9,992,558.65	1.414
TOTAL	706,483,421.28	100.00
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 was not approved by shareholders.

AMOR-ANN-1016
1.704047.119

Fidelity® Mortgage Securities Fund (A Class of Fidelity Advisor® Mortgage Securities Fund) Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Securities Fund	3.93%	2.94%	3.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Securities Fund, a class of the fund, on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Period Ending Values
$14,761	Fidelity® Mortgage Securities Fund
$15,821	Barclays® U.S. MBS Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Lead Portfolio Manager William Irving:  For the year, the fund’s share classes (excluding sales charges, if applicable) posted low-single-digit gains that were roughly in line, net of fees, with the 3.93% advance of the benchmark Barclays U.S. MBS Index. The fund’s performance versus the benchmark was helped by exposure to “private label” commercial mortgage-backed securities (CMBS). These CMBS performed quite well in the second half of the 12-month period, bolstered by strong demand from investors seeking bonds with comparatively high yields versus residential mortgage-backed securities (MBS) and U.S. Treasuries. Relative performance also was helped by non-benchmark exposure to asset-backed securities (ABS), which generally outpaced MBS. Strong security selection within 30-year fixed-rate MBS also boosted our relative results, particularly an avoidance of 3.5% and 4.0% securities that experienced faster-than-average prepayment. Also adding value was an overweighting in certain prepayment-resistant securities, particularly holdings made up of mortgages with low remaining balances. In contrast, our use of interest rate swaps, which we use to manage the fund’s interest rate sensitivity, cost us some ground on a relative basis. With these contracts, we received floating-rate interest payments in exchange for making fixed ones. This hedge performed poorly in late summer and early fall 2015.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of August 31, 2016

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	1.6	2.0
1 - 1.99%	4.3	6.5
2 - 2.99%	7.9	6.4
3 - 3.99%	45.1	45.1
4 - 4.99%	24.8	22.6
5 - 5.99%	7.7	7.5
6 - 6.99%	1.4	1.8
7% and above	1.1	1.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*
Mortgage Securities	89.6%
CMOs and Other Mortgage Related Securities	17.8%
Asset-Backed Securities	4.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(11.6)%

 * Futures and Swaps - (0.8)%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016*
Mortgage Securities	82.8%
CMOs and Other Mortgage Related Securities	25.5%
Asset-Backed Securities	6.8%
Short-Term Investments and Net Other Assets (Liabilities)**	(15.1)%

 * Futures and Swaps - (5.3)%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 95.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 52.3%
2.064% 9/1/36 (a)	84	87
2.315% 9/1/36 (a)	70	73
2.424% 1/1/35 (a)	172	179
2.5% 2/1/30 to 8/1/31	17,176	17,784
2.5% 9/1/31 (b)	7,900	8,161
2.52% 8/1/35 (a)	238	250
2.557% 10/1/33 (a)	36	38
2.57% 4/1/37 (a)	102	107
2.582% 3/1/36 (a)	106	110
2.627% 3/1/40 (a)	165	174
2.662% 7/1/35 (a)	39	41
2.666% 7/1/35 (a)	5	5
2.672% 6/1/36 (a)	341	361
2.693% 2/1/42 (a)	561	586
2.75% 10/1/36 (a)	172	182
2.751% 1/1/42 (a)	464	484
2.801% 11/1/36 (a)	31	32
2.803% 6/1/36 (a)	36	38
2.81% 4/1/36 (a)	66	69
2.817% 5/1/36 (a)	214	226
2.833% 3/1/35 (a)	24	25
3% 5/1/27 to 7/1/46	70,519	73,663
3% 9/1/31 (b)	11,500	12,040
3% 9/1/46 (b)	17,000	17,628
3% 9/1/46 (b)	14,500	15,036
3% 9/1/46 (b)	1,000	1,037
3% 10/1/46 (b)	17,000	17,594
3% 10/1/46 (b)	1,000	1,035
3% 10/1/46 (b)	13,400	13,868
3.007% 5/1/36 (a)	26	28
3.022% 8/1/41 (a)	320	332
3.36% 9/1/41 (a)	115	122
3.466% 12/1/40 (a)	4,640	4,869
3.5% 4/1/29 to 6/1/46	138,205	146,675
3.5% 9/1/31 (b)	2,000	2,112
3.5% 9/1/46 (b)	22,690	23,904
3.5% 9/1/46 (b)	7,000	7,375
4% 11/1/31 to 5/1/46	129,347	139,398
4% 9/1/46 (b)	800	857
4% 9/1/46 (b)	3,000	3,213
4% 9/1/46 (b)	15,800	16,922
4.5% 5/1/25 to 10/1/45	32,283	35,387
5% 5/1/20 to 5/1/44	13,452	15,143
5.255% 8/1/41	784	874
5.5% 2/1/18 to 4/1/39	3,118	3,573
6.5% 6/1/17 to 5/1/38	1,208	1,381
7% 3/1/17 to 5/1/30	847	988
7.5% 8/1/22 to 9/1/32	533	638
8% 12/1/29 to 3/1/37	14	18
8.5% 2/1/22 to 3/1/23	49	55
9% 10/1/30	194	243
9.5% 2/1/20 to 8/1/22	2	3
		585,023
Freddie Mac - 23.6%
2.32% 3/1/35 (a)	67	70
2.366% 11/1/35 (a)	195	203
2.47% 3/1/36 (a)	225	234
2.5% 7/1/31	1,843	1,909
2.55% 6/1/37 (a)	29	30
2.582% 5/1/37 (a)	51	53
2.66% 8/1/37 (a)	77	81
2.668% 4/1/37 (a)	52	55
2.823% 10/1/42 (a)	398	420
2.856% 5/1/34 (a)	5	6
2.885% 6/1/37 (a)	21	22
2.915% 6/1/37 (a)	238	251
2.949% 6/1/37 (a)	455	478
3% 10/1/28 to 6/1/46	40,330	42,151
3% 9/1/46 (b)	19,800	20,533
3.03% 10/1/36 (a)	12	12
3.068% 9/1/41 (a)	506	529
3.075% 12/1/36 (a)	380	405
3.194% 6/1/33 (a)	548	569
3.22% 4/1/37 (a)	9	9
3.295% 7/1/36 (a)	71	76
3.435% 12/1/40 (a)	2,104	2,202
3.5% 6/1/32 to 5/1/46 (c)(d)(e)	96,502	102,451
3.5% 9/1/46 (b)	1,500	1,579
3.581% 10/1/35 (a)	35	37
4% 2/1/41 to 4/1/46	45,827	49,420
4.5% 7/1/25 to 6/1/44	8,499	9,342
5% 7/1/33 to 7/1/41	10,049	11,320
5.5% 10/1/17 to 10/1/39	9,329	10,506
6% 11/1/16 to 6/1/39	2,040	2,319
6.5% 9/1/16 to 9/1/39	3,367	3,827
7% 6/1/21 to 9/1/36	1,219	1,430
7.5% 9/1/16 to 7/1/34	1,453	1,737
8% 1/1/17 to 1/1/37	15	18
8.5% 9/1/16 to 9/1/20	0	0
9% 6/1/17 to 5/1/21	3	3
10% 12/1/18	0	0
		264,287
Ginnie Mae - 19.4%
3% 6/15/42 to 4/15/45	10,315	10,831
3% 9/1/46 (b)	8,200	8,586
3% 9/1/46 (b)	11,130	11,653
3% 9/1/46 (b)	4,100	4,293
3% 9/1/46 (b)	5,900	6,177
3.5% 11/20/41 to 6/20/46 (c)	76,133	81,352
3.5% 9/1/46 (b)	14,200	15,066
4% 7/20/33 to 8/15/43	30,250	32,738
4.5% 8/15/33 to 6/15/41	32,060	35,396
5% 9/20/33 to 6/15/41	5,234	5,921
5.5% 10/15/33 to 9/15/39	2,688	3,095
6.5% 10/15/34 to 7/15/36	180	210
7% 2/15/24 to 4/20/32	794	945
7.5% 12/15/21 to 12/15/29	269	315
8% 6/15/21 to 12/15/25	136	158
8.5% 1/15/17 to 10/15/28	120	142
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	0	0
		216,878
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,048,380)		1,066,188

Asset-Backed Securities - 4.2%
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (f)	$2,125	$2,134
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (f)	2,286	2,288
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-2A Class A, 2.802% 5/20/18 (f)	2,100	2,113
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (f)	328	327
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (f)	1,090	1,090
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (f)	2,135	2,134
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (f)	127	127
Series 2013-D Class A, 1.54% 7/16/18 (f)	365	365
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (f)	6,047	6,063
Drive Auto Receivables Trust Series 2015-DA Class A2A, 1.23% 6/15/18 (f)	255	255
Exeter Automobile Receivables Trust:
Series 2014-2A Class A, 1.06% 8/15/18 (f)	38	38
Series 2016-1A Class A, 2.8% 7/15/20 (f)	3,819	3,820
Flagship Credit Auto Trust:
Series 2015-3 Class A, 2.34% 10/15/20 (f)	2,184	2,193
Series 2016-1 Class A, 2.53% 12/15/20 (f)	8,605	8,648
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	30	1
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	721	725
Series 2007-CH4 Class A3, 0.6344% 2/25/32 (a)	468	467
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.8144% 8/25/36 (a)	5,300	5,141
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (f)	1,537	1,543
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (f)	785	786
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (f)	4,542	4,546
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.9544% 5/25/35 (a)	1,995	1,971
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (f)	574	575
TOTAL ASSET-BACKED SECURITIES
(Cost $47,188)		47,350

Collateralized Mortgage Obligations - 10.4%
Private Sponsor - 4.3%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.6279% 6/27/36 (a)(f)	6,237	6,016
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.9241% 12/26/35 (a)(f)	1,060	1,060
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.7528% 4/26/36 (a)(f)	150	148
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 2.9726% 3/27/36 (a)(f)	$3,047	$3,016
Series 2012-RR5 Class 8A5, 0.6481% 7/26/36 (a)(f)	818	777
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	5,655	5,596
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.4142% 10/26/37 (a)(f)	1,671	1,639
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.9413% 5/27/35 (a)(f)	426	438
CSMC:
floater Series 2015-1R Class 6A1, 0.7326% 5/27/37 (a)(f)	3,920	3,632
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (f)	2,821	2,781
Series 2014-3R Class 2A1, 1.1879% 5/27/37 (a)(f)	1,031	969
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (f)	3,847	3,838
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (a)	280	277
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 2.0107% 1/26/37 (a)(f)	151	151
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4231% 7/25/19 (a)	921	931
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (a)	1,131	1,043
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.7638% 2/26/37 (a)(f)	2,203	2,200
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (f)	568	568
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.9036% 3/26/37 (a)(f)	1,554	1,532
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (a)	56	56
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.1644% 9/25/43 (a)	3,765	3,622
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	122	123
Series 2003-MS5 Class 1A1, 5% 3/25/18	140	141
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.722% 9/25/33 (a)	783	776
Series 2005-AR10 Class 2A15, 2.9022% 6/25/35 (a)	4,593	4,719
Series 2005-AR2 Class 1A2, 2.8637% 3/25/35 (a)	199	184
Series 2006-AR10 Class 3A1, 2.9679% 7/25/36 (a)	649	638
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 2.921% 6/27/36 (a)(f)	738	723
		47,594
U.S. Government Agency - 6.1%
Fannie Mae:
floater Series 2003-118 Class S, 7.5756% 12/25/33 (a)(g)(h)	295	78
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	556	606
Series 1999-32 Class PL, 6% 7/25/29	498	543
Series 1999-33 Class PK, 6% 7/25/29	333	364
Series 2001-52 Class YZ, 6.5% 10/25/31	38	45
Series 2005-39 Class TE, 5% 5/25/35	797	875
Series 2005-73 Class SA, 16.1866% 8/25/35 (a)(h)	58	76
Series 2011-35 Class PA, 4% 2/25/39	133	134
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	553	620
Series 2001-31 Class ZC, 6.5% 7/25/31	239	277
Series 2002-16 Class ZD, 6.5% 4/25/32	85	98
Series 2002-74 Class SV, 7.0256% 11/25/32 (a)(g)	206	40
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	708	90
Series 06-116 Class SG, 6.1156% 12/25/36 (a)(g)(h)	194	43
Series 07-40 Class SE, 5.9156% 5/25/37 (a)(g)(h)	118	25
Series 1993-165 Class SH, 18.3166% 9/25/23 (a)(h)	28	37
Series 2003-21 Class SK, 7.5756% 3/25/33 (a)(g)(h)	87	16
Series 2003-35 Class TQ, 6.9756% 5/25/18 (a)(g)(h)	23	1
Series 2007-57 Class SA, 37.4737% 6/25/37 (a)(h)	399	836
Series 2007-66 Class SB, 36.4537% 7/25/37 (a)(h)	125	248
Series 2008-12 Class SG, 5.8256% 3/25/38 (a)(g)(h)	641	122
Series 2009-114 Class AI, 5% 12/25/23 (g)	105	2
Series 2009-16 Class SA, 5.7256% 3/25/24 (a)(g)(h)	27	0
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	71	2
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	64	4
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	96	6
Series 2010-12 Class AI, 5% 12/25/18 (g)	276	8
Series 2010-135 Class LS, 5.5256% 12/25/40 (a)(g)(h)	594	98
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	755	95
Series 2010-23:
Class AI, 5% 12/25/18 (g)	105	3
Class HI, 4.5% 10/25/18 (g)	89	3
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	252	7
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	216	12
Series 2011-110 Class SA, 6.0856% 4/25/41 (a)(g)	1,264	180
Series 2011-123 Class SD, 7.1244% 8/25/39 (a)(g)	1,112	144
Series 2011-67 Class AI, 4% 7/25/26 (g)	195	20
Series 2011-83 Class DI, 6% 9/25/26 (g)	266	32
Series 2012-100 Class WI, 3% 9/25/27 (g)	1,702	150
Series 2012-14 Class JS, 6.1256% 12/25/30 (a)(g)	680	94
Series 2013-133 Class IB, 3% 4/25/32 (g)	1,209	92
Series 2013-51 Class GI, 3% 10/25/32 (g)	366	39
Series 2013-N1 Class A, 6.1956% 6/25/35 (a)(g)(h)	635	134
Series 2014-68 Class ID, 3.5% 3/25/34 (g)	868	94
Series 2015-42 Class LS, 5.6756% 6/25/45 (a)(g)(h)	2,900	533
Series 2015-70 Class JC, 3% 10/25/45	3,361	3,512
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	63	2
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	167	33
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	111	19
Class 13, 6% 3/25/34 (g)	145	29
Series 359 Class 19, 6% 7/25/35 (a)(g)	100	16
Series 384 Class 6, 5% 7/25/37 (g)	360	69
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	601	658
Series 2104 Class PG, 6% 12/15/28	173	194
Series 2121 Class MG, 6% 2/15/29	245	267
Series 2154 Class PT, 6% 5/15/29	438	477
Series 2162 Class PH, 6% 6/15/29	65	73
Series 2520 Class BE, 6% 11/15/32	296	324
Series 2585 Class KS, 7.0924% 3/15/23 (a)(g)(h)	28	3
Series 2693 Class MD, 5.5% 10/15/33	5,393	6,081
Series 2802 Class OB, 6% 5/15/34	1,392	1,557
Series 3002 Class NE, 5% 7/15/35	480	526
Series 3189 Class PD, 6% 7/15/36	514	584
Series 3415 Class PC, 5% 12/15/37	148	161
Series 3786 Class HI, 4% 3/15/38 (g)	716	68
Series 3806 Class UP, 4.5% 2/15/41	1,208	1,297
Series 3832 Class PE, 5% 3/15/41	960	1,097
Series 70 Class C, 9% 9/15/20	2	2
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	84	94
Series 2135 Class JE, 6% 3/15/29	316	345
Series 2274 Class ZM, 6.5% 1/15/31	147	169
Series 2281 Class ZB, 6% 3/15/30	119	130
Series 2357 Class ZB, 6.5% 9/15/31	288	336
Series 2502 Class ZC, 6% 9/15/32	314	345
Series 06-3115 Class SM, 6.0924% 2/15/36 (a)(g)(h)	167	37
Series 1658 Class GZ, 7% 1/15/24	365	402
Series 2013-4281 Class AI, 4% 12/15/28 (g)	1,638	167
Series 2380 Class SY, 7.6924% 11/15/31 (a)(g)(h)	1,113	222
Series 2587 Class IM, 6.5% 3/15/33 (g)	165	37
Series 2844:
Class SC, 43.5003% 8/15/24 (a)(h)	11	19
Class SD, 79.8505% 8/15/24 (a)(h)	16	36
Series 2935 Class ZK, 5.5% 2/15/35	1,458	1,660
Series 2947 Class XZ, 6% 3/15/35	574	651
Series 3055 Class CS, 6.0824% 10/15/35 (a)(g)	218	39
Series 3237 Class C, 5.5% 11/15/36	983	1,143
Series 3244 Class SG, 6.1524% 11/15/36 (a)(g)(h)	435	89
Series 3284 Class CI, 5.6124% 3/15/37 (a)(g)	940	189
Series 3287 Class SD, 6.2424% 3/15/37 (a)(g)(h)	622	142
Series 3297 Class BI, 6.2524% 4/15/37 (a)(g)(h)	899	207
Series 3336 Class LI, 6.0724% 6/15/37 (a)(g)	402	59
Series 3772 Class BI, 4.5% 10/15/18 (g)	173	6
Series 3949 Class MK, 4.5% 10/15/34	342	370
Series 3955 Class YI, 3% 11/15/21 (g)	1,188	61
Series 4055 Class BI, 3.5% 5/15/31 (g)	1,132	98
Series 4149 Class IO, 3% 1/15/33 (g)	160	21
Series 4314 Class AI, 5% 3/15/34 (g)	462	63
Series 4427 Class LI, 3.5% 2/15/34 (g)	1,896	178
Series 4471 Class PA 4% 12/15/40	5,102	5,402
Series 4476 Class IA, 3.5% 1/15/32 (g)	2,173	154
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	233	268
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	3,219	3,519
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.1834% 6/16/37 (a)(g)(h)	213	41
Series 2010-H17 Class FA, 0.8209% 7/20/60 (a)(i)	266	263
Series 2010-H18 Class AF, 0.7676% 9/20/60 (a)(i)	333	329
Series 2010-H19 Class FG, 0.7676% 8/20/60 (a)(i)	381	377
Series 2011-H13 Class FA, 0.9676% 4/20/61 (a)(i)	159	158
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	471	39
sequential payer:
Series 2002-24 Class SK, 7.4434% 4/16/32 (a)(g)(h)	1,060	230
Series 2002-42 Class ZA, 6% 6/20/32	371	425
Series 2004-24 Class ZM, 5% 4/20/34	756	839
Series 1999-40 Class SE, 8.4434% 11/16/29 (a)(g)(h)	90	3
Series 2001-3 Class S, 7.5934% 2/16/31 (a)(g)	239	48
Series 2001-36:
Class SB, 7.5934% 12/16/23 (a)(g)(h)	598	101
Class SP, 8.2434% 9/16/26 (a)(g)	383	56
Series 2001-38 Class SB, 7.0734% 8/16/31 (a)(g)(h)	388	75
Series 2001-49:
Class SC, 7.0934% 12/16/25 (a)(g)(h)	784	126
Class SL, 7.0934% 5/16/30 (a)(g)(h)	1,092	210
Class SV, 7.7434% 12/16/28 (a)(g)(h)	167	13
Series 2001-50:
Class SD, 7.6876% 11/20/31 (a)(g)(h)	558	138
Class ST, 7.1934% 8/16/27 (a)(g)(h)	248	50
Series 2002-5 Class SP, 6.9434% 1/16/32 (a)(g)(h)	395	68
Series 2004-32 Class GS, 5.9934% 5/16/34 (a)(g)(h)	354	73
Series 2004-73 Class AL, 6.6934% 8/17/34 (a)(g)(h)	137	34
Series 2010-98 Class HS, 6.0876% 8/20/40 (a)(g)	626	108
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,442	320
Series 2012-76 Class GS, 6.1934% 6/16/42 (a)(g)(h)	690	151
Series 2012-97 Class JS, 5.7434% 8/16/42 (a)(g)(h)	2,418	432
Series 2013-124:
Class ES, 7.9834% 4/20/39 (a)(h)	1,443	1,550
Class ST, 8.1168% 8/20/39 (a)(h)	2,769	3,045
Series 2013-147 Class A/S, 5.6376% 10/20/43 (a)(g)	1,078	164
Series 2013-160 Class MS, 5.6876% 9/20/32 (a)(g)(h)	2,032	399
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	12,824	12,994
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	4,953	5,022
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.0376% 7/20/40 (a)(g)	684	117
		68,631
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $114,941)		116,225

Commercial Mortgage Securities - 7.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (a)(g)	518	0
Banc of America Commercial Mortgage Trust Series 2007-2 Class A4, 5.6241% 4/10/49 (a)	998	1,006
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.8344% 7/25/37 (a)(f)	36	27
Class M2, 0.8644% 7/25/37 (a)(f)	37	27
Class M3, 0.8944% 7/25/37 (a)(f)	61	41
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.0801% 12/15/27 (a)(f)	8,025	8,042
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	27	27
Series 2007-CD4 Class A4, 5.322% 12/11/49	3,156	3,169
COMM Mortgage Trust:
Series 2013-CR10 Class XA, 0.9462% 8/10/46 (a)(g)	10,272	408
Series 2014-CR19 Class XA, 1.2786% 8/10/47 (a)(g)	15,528	982
Series 2014-CR20 Class XA, 1.1975% 11/10/47 (a)(g)	13,090	866
Series 2014-LC17 Class XA, 0.9979% 10/10/47 (a)(g)	14,882	696
Series 2014-UBS4 Class XA, 1.263% 8/10/47 (a)(g)	13,085	847
Series 2014-UBS6 Class XA, 1.0618% 12/10/47 (a)(g)	8,787	519
CSMC Series 2015-TOWN:
Class A, 1.7577% 3/15/17 (a)(f)	7,804	7,805
Class B, 2.4077% 3/15/17 (a)(f)	185	182
Class C, 2.7577% 3/15/17 (a)(f)	180	176
Class D, 3.7077% 3/15/17 (a)(f)	273	268
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.8077% 12/15/34 (a)(f)	12,633	12,692
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	914	924
Series 2007-C1 Class A1A, 5.483% 12/10/49 (a)	4,474	4,522
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4841% 7/15/31 (a)(f)	434	429
Series 2015-GC34 Class XA, 1.3751% 10/10/48 (a)(g)	10,647	973
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.7577% 11/15/29 (a)(f)	844	845
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class XA, 1.698% 6/15/45 (a)(g)	42,669	2,691
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.4077% 4/15/27 (a)(f)	5,000	4,896
sequential payer Series 2007-LD11 Class A4, 5.7416% 6/15/49 (a)	3,894	3,956
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,396	2,471
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (a)	175	177
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1512% 10/15/48 (a)(g)	13,800	1,041
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9056% 6/11/49 (a)	1,353	1,392
SCG Trust Series 2013-SRP1 Class A, 1.8814% 11/15/26 (a)(f)	2,783	2,781
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	5,675	5,696
Series 2007-C31:
Class A4, 5.509% 4/15/47	254	257
Class A5, 5.5% 4/15/47	8,506	8,672
Series 2007-C32 Class A3, 5.7021% 6/15/49 (a)	1,150	1,176
Series 2007-C33 Class A4, 5.9484% 2/15/51 (a)	1,624	1,651
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.1183% 11/15/48 (a)(g)	11,138	835
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $84,899)		83,165
	Shares	Value (000s)

Fixed-Income Funds - 0.0%
Fidelity Mortgage Backed Securities Central Fund (j)
(Cost $85)	773	86

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.42% (k)
(Cost $18,340)	18,340,336	18,340
TOTAL INVESTMENT PORTFOLIO - 119.0%
(Cost $1,313,833)		1,331,354
NET OTHER ASSETS (LIABILITIES) - (19.0)%		(212,829)
NET ASSETS - 100%		$1,118,525

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/31	$(4,300)	$(4,502)
3% 9/1/31	(7,000)	(7,328)
3% 9/1/46	(1,100)	(1,141)
3% 9/1/46	(17,000)	(17,628)
3% 9/1/46	(1,000)	(1,037)
3% 9/1/46	(13,400)	(13,895)
3.5% 9/1/31	(3,800)	(4,013)
3.5% 9/1/46	(7,000)	(7,375)
4% 9/1/46	(800)	(857)
4% 9/1/46	(2,800)	(2,999)

TOTAL FANNIE MAE		(60,775)

Ginnie Mae
3.5% 9/1/46	(900)	(955)
TOTAL TBA SALE COMMITMENTS
(Proceeds $61,741)		$(61,730)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
132 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2016	17,282	$49
26 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	4,430	16
TOTAL FUTURES CONTRACTS			$65

The face value of futures sold as a percentage of Net Assets is 1.9%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Sep. 2018	$30,300	3-month LIBOR	1.5%	$42	$0	$42

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $62,048,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $456,000.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $500,000.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $31,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,341,000 or 10.0% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$90
Fidelity Mortgage Backed Securities Central Fund	39
Total	$129

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,622	$39	$1,601	$86	0.0%
Total	$1,622	$39	$1,601	$86

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,066,188	$--	$1,066,188	$--
Asset-Backed Securities	47,350	--	47,350	--
Collateralized Mortgage Obligations	116,225	--	116,225	--
Commercial Mortgage Securities	83,165	--	83,165	--
Fixed-Income Funds	86	86	--	--
Money Market Funds	18,340	18,340	--	--
Total Investments in Securities:	$1,331,354	$18,426	$1,312,928	$--
Derivative Instruments:
Assets
Futures Contracts	$65	$65	$--	$--
Swaps	42	--	42	--
Total Assets	$107	$65	$42	$--
Total Derivative Instruments:	$107	$65	$42	$--
Other Financial Instruments:
TBA Sale Commitments	$(61,730)	$--	$(61,730)	$--
Total Other Financial Instruments:	$(61,730)	$--	$(61,730)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$65	$0
Swaps(b)	42	0
Total Interest Rate Risk	107	0
Total Value of Derivatives	$107	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,295,408)	$1,312,928
Fidelity Central Funds (cost $18,425)	18,426
Total Investments (cost $1,313,833)		$1,331,354
Receivable for investments sold		191
Receivable for TBA sale commitments		61,741
Receivable for fund shares sold		658
Interest receivable		3,309
Distributions receivable from Fidelity Central Funds		7
Total assets		1,397,260
Liabilities
Payable for investments purchased
Regular delivery	$7,448
Delayed delivery	208,468
TBA sale commitments, at value	61,730
Payable for fund shares redeemed	516
Distributions payable	98
Accrued management fee	292
Distribution and service plan fees payable	31
Payable for daily variation margin for derivative instruments	10
Other affiliated payables	142
Total liabilities		278,735
Net Assets		$1,118,525
Net Assets consist of:
Paid in capital		$1,171,369
Distributions in excess of net investment income		(2,421)
Accumulated undistributed net realized gain (loss) on investments		(68,062)
Net unrealized appreciation (depreciation) on investments		17,639
Net Assets		$1,118,525
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($48,620 ÷ 4,251 shares)		$11.44
Maximum offering price per share (100/96.00 of $11.44)		$11.92
Class T:
Net Asset Value and redemption price per share ($24,672 ÷ 2,153 shares)		$11.46
Maximum offering price per share (100/96.00 of $11.46)		$11.94
Class C:
Net Asset Value and offering price per share ($18,890 ÷ 1,654 shares)(a)		$11.42
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($947,681 ÷ 82,648 shares)		$11.47
Class I:
Net Asset Value, offering price and redemption price per share ($78,662 ÷ 6,885 shares)		$11.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Interest		$29,069
Income from Fidelity Central Funds		129
Total income		29,198
Expenses
Management fee	$3,346
Transfer agent fees	1,195
Distribution and service plan fees	348
Fund wide operations fee	420
Independent trustees' fees and expenses	5
Miscellaneous	10
Total expenses before reductions	5,324
Expense reductions	(31)	5,293
Net investment income (loss)		23,905
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,042
Fidelity Central Funds	15
Futures contracts	(212)
Swaps	(3,636)
Total net realized gain (loss)		10,209
Change in net unrealized appreciation (depreciation) on: Investment securities	4,888
Futures contracts	65
Swaps	1,475
Delayed delivery commitments	(83)
Total change in net unrealized appreciation (depreciation)		6,345
Net gain (loss)		16,554
Net increase (decrease) in net assets resulting from operations		$40,459

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,905	$22,215
Net realized gain (loss)	10,209	9,548
Change in net unrealized appreciation (depreciation)	6,345	(7,250)
Net increase (decrease) in net assets resulting from operations	40,459	24,513
Distributions to shareholders from net investment income	(25,324)	(21,563)
Distributions to shareholders from net realized gain	(552)	(244)
Total distributions	(25,876)	(21,807)
Share transactions - net increase (decrease)	101,086	86,045
Total increase (decrease) in net assets	115,669	88,751
Net Assets
Beginning of period	1,002,856	914,105
End of period	$1,118,525	$1,002,856
Other Information
Distributions in excess of net investment income end of period	$(2,421)	$(1,024)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.24	$10.89	$11.34	$11.14
Income from Investment Operations
Net investment income (loss)A	.217	.223	.239	.169	.278
Net realized and unrealized gain (loss)	.173	.047	.341	(.457)	.206
Total from investment operations	.390	.270	.580	(.288)	.484
Distributions from net investment income	(.234)	(.217)	(.230)	(.162)	(.284)
Distributions from net realized gain	(.006)	(.003)	–	–	–
Total distributions	(.240)	(.220)	(.230)	(.162)	(.284)
Net asset value, end of period	$11.44	$11.29	$11.24	$10.89	$11.34
Total ReturnB,C	3.49%	2.41%	5.37%	(2.57)%	4.41%
Ratios to Average Net AssetsD,E
Expenses before reductions	.79%	.81%	.81%	.79%	.81%
Expenses net of fee waivers, if any	.79%	.81%	.81%	.79%	.81%
Expenses net of all reductions	.79%	.81%	.81%	.79%	.81%
Net investment income (loss)	1.92%	1.97%	2.15%	1.51%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$49	$38	$41	$50	$60
Portfolio turnover rateF	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.27	$10.92	$11.37	$11.16
Income from Investment Operations
Net investment income (loss)A	.218	.225	.242	.173	.281
Net realized and unrealized gain (loss)	.172	.037	.340	(.458)	.216
Total from investment operations	.390	.262	.582	(.285)	.497
Distributions from net investment income	(.234)	(.219)	(.232)	(.165)	(.287)
Distributions from net realized gain	(.006)	(.003)	–	–	–
Total distributions	(.240)	(.222)	(.232)	(.165)	(.287)
Net asset value, end of period	$11.46	$11.31	$11.27	$10.92	$11.37
Total ReturnB,C	3.48%	2.33%	5.38%	(2.54)%	4.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.80%	.79%	.79%	.77%	.78%
Expenses net of fee waivers, if any	.79%	.79%	.79%	.77%	.78%
Expenses net of all reductions	.79%	.79%	.79%	.77%	.78%
Net investment income (loss)	1.92%	1.98%	2.17%	1.53%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$25	$20	$22	$26	$31
Portfolio turnover rateF	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.23	$10.88	$11.33	$11.12
Income from Investment Operations
Net investment income (loss)A	.133	.141	.160	.088	.197
Net realized and unrealized gain (loss)	.172	.037	.342	(.457)	.217
Total from investment operations	.305	.178	.502	(.369)	.414
Distributions from net investment income	(.149)	(.135)	(.152)	(.081)	(.204)
Distributions from net realized gain	(.006)	(.003)	–	–	–
Total distributions	(.155)	(.138)	(.152)	(.081)	(.204)
Net asset value, end of period	$11.42	$11.27	$11.23	$10.88	$11.33
Total ReturnB,C	2.72%	1.59%	4.64%	(3.28)%	3.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.53%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.54%	1.53%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.54%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	1.17%	1.25%	1.44%	.78%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$19	$16	$17	$17	$18
Portfolio turnover rateF	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mortgage Securities Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.27	$10.92	$11.37	$11.17
Income from Investment Operations
Net investment income (loss)A	.257	.264	.279	.209	.318
Net realized and unrealized gain (loss)	.182	.037	.341	(.458)	.206
Total from investment operations	.439	.301	.620	(.249)	.524
Distributions from net investment income	(.273)	(.258)	(.270)	(.201)	(.324)
Distributions from net realized gain	(.006)	(.003)	–	–	–
Total distributions	(.279)	(.261)	(.270)	(.201)	(.324)
Net asset value, end of period	$11.47	$11.31	$11.27	$10.92	$11.37
Total ReturnB	3.93%	2.68%	5.73%	(2.23)%	4.77%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.26%	2.33%	2.51%	1.85%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$948	$856	$785	$778	$850
Portfolio turnover rateE	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.27	$11.23	$10.88	$11.33	$11.13
Income from Investment Operations
Net investment income (loss)A	.250	.256	.271	.200	.311
Net realized and unrealized gain (loss)	.182	.038	.342	(.456)	.207
Total from investment operations	.432	.294	.613	(.256)	.518
Distributions from net investment income	(.266)	(.251)	(.263)	(.194)	(.318)
Distributions from net realized gain	(.006)	(.003)	–	–	–
Total distributions	(.272)	(.254)	(.263)	(.194)	(.318)
Net asset value, end of period	$11.43	$11.27	$11.23	$10.88	$11.33
Total ReturnB	3.88%	2.64%	5.69%	(2.30)%	4.73%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.51%	.51%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.51%	.50%
Expenses net of all reductions	.50%	.50%	.51%	.51%	.50%
Net investment income (loss)	2.21%	2.28%	2.45%	1.79%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$79	$72	$48	$34	$12
Portfolio turnover rateE	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures- Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$18,574
Gross unrealized depreciation	(4,713)
Net unrealized appreciation (depreciation) on securities	$13,861
Tax Cost	$1,317,493

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,240
Capital loss carryforward	$(67,969)
Net unrealized appreciation (depreciation) on securities and other investments	$13,885

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$(67,969)

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$25,876	$ 21,807

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they traded. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(212)	$65
Swaps	(3,636)	1,475
Total Interest Rate Risk	$(3,848)	$1,540

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $97,343 and $158,842, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$106	$–
Class T	-%	.25%	59	–
Class B	.65%	.25%	5	4
Class C	.75%	.25%	178	6
			$348	$10

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6
Class T	3
Class B(a)	1
Class C(a)	2
$12

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Mortgage Securities. FIIOC receives an asset-based fee of .10% of Mortgage Securities average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$81.19
Class T	46.20
Class B	1.24
Class C	34.19
Fidelity Mortgage Securities Fund	917.10
Class I	116.15
	$1,195

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

During the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $28.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Class A	$861	$748
Class T	483	417
Class B	8	14
Class C	232	202
Fidelity Mortgage Securities Fund	21,950	18,864
Class I	1,790	1,318
Total	$25,324	$21,563
From net realized gain
Class A	$20	$10
Class T	13	6
Class B	–(a)	–
Class C	9	5
Fidelity Mortgage Securities Fund	471	210
Class I	39	13
Total	$552	$244

 (a) In the amount less than five hundred dollars.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Class A
Shares sold	1,855	563	$21,074	$6,368
Reinvestment of distributions	70	59	792	669
Shares redeemed	(1,066)	(872)	(12,097)	(9,855)
Net increase (decrease)	859	(250)	$9,769	$(2,818)
Class T
Shares sold	1,069	285	$12,171	$3,225
Reinvestment of distributions	42	36	474	409
Shares redeemed	(769)	(458)	(8,717)	(5,196)
Net increase (decrease)	342	(137)	$3,928	$(1,562)
Class B
Shares sold	10	5	$102	$68
Reinvestment of distributions	–(a)	1	5	9
Shares redeemed	(84)	(55)	(944)	(625)
Net increase (decrease)	(74)	(49)	$(837)	$(548)
Class C
Shares sold	756	358	$8,561	$4,044
Reinvestment of distributions	18	15	204	166
Shares redeemed	(499)	(502)	(5,659)	(5,678)
Net increase (decrease)	275	(129)	$3,106	$(1,468)
Fidelity Mortgage Securities Fund
Shares sold	24,692	20,281	$280,765	$230,419
Reinvestment of distributions	1,859	1,582	21,143	17,954
Shares redeemed	(19,583)	(15,790)	(222,910)	(179,084)
Net increase (decrease)	6,968	6,073	$78,998	$69,289
Class I
Shares sold	1,158	3,034	$13,096	$34,395
Reinvestment of distributions	158	114	1,786	1,290
Shares redeemed	(773)	(1,110)	(8,760)	(12,534)
Net increase (decrease)	543	2,038	$6,122	$23,151

 (a) In the amount less than five hundred dollars.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Advisor Mortgage Securities Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.78%
Actual		$1,000.00	$1,016.40	$3.95
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Class T	.79%
Actual		$1,000.00	$1,016.40	$4.00
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Class C	1.54%
Actual		$1,000.00	$1,012.60	$7.79
Hypothetical-C		$1,000.00	$1,017.39	$7.81
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$1,019.00	$2.28
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,018.80	$2.54
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $16,279,073 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	10,101,619,930.43	98.463
Withheld	157,758,921.92	1.537
TOTAL	10,259,378,852.35	100.000
John Engler
Affirmative	10,090,282,853.06	98.352
Withheld	169,095,999.29	1.648
TOTAL	10,259,378,852.35	100.000
Albert R. Gamper, Jr.
Affirmative	10,089,041,467.11	98.340
Withheld	170,337,385.24	1.660
TOTAL	10,259,378,852.35	100.000
Robert F. Gartland
Affirmative	10,099,626,114.68	98.443
Withheld	159,752,737.67	1.557
TOTAL	10,259,378,852.35	100.000
Abigail P. Johnson
Affirmative	10,086,662,725.59	98.317
Withheld	172,716,126.76	1.683
TOTAL	10,259,378,852.35	100.000
Arthur E. Johnson
Affirmative	10,096,352,195.08	98.411
Withheld	163,026,657.27	1.589
TOTAL	10,259,378,852.35	100.000
Michael E. Kenneally
Affirmative	10,099,945,094.73	98.446
Withheld	159,433,757.62	1.554
TOTAL	10,259,378,852.35	100.000
James H. Keyes
Affirmative	10,089,844,753.01	98.348
Withheld	169,534,099.34	1.652
TOTAL	10,259,378,852.35	100.000
Marie L. Knowles
Affirmative	10,088,735,154.35	98.337
Withheld	170,643,698.00	1.663
TOTAL	10,259,378,852.35	100.000
Geoffrey A. von Kuhn
Affirmative	10,091,118,196.46	98.360
Withheld	168,260,655.89	1.640
TOTAL	10,259,378,852.35	100.000

PROPOSAL 2

For Fidelity Advisor® Mortgage Securities Fund, a shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.
	# of Votes	% of Votes
Affirmative	169,294,868.89	23.964
Against	500,446,320.90	70.836
Abstain	26,749,672.84	3.786
Broker Non-Votes	9,992,558.65	1.414
TOTAL	706,483,421.28	100.00
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 was not approved by shareholders.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MOR-ANN-1016
1.538542.119

Fidelity® Limited Term Bond Fund (A Class of Fidelity Advisor® Limited Term Bond Fund) Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Limited Term Bond Fund	3.06%	2.26%	3.91%

 The initial offering of Fidelity® Limited Term Bond Fund took place on November 1, 2013. Returns prior to November 1, 2013, are those of Class I.

 Prior to October 30, 2013, the fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Limited Term Bond Fund, a class of the fund, on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

See previous page for additional information regarding the performance of Fidelity® Limited Term Bond Fund.

Period Ending Values
$14,670	Fidelity® Limited Term Bond Fund
$13,852	Barclays® U.S. 1-5 Year Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.'s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period's second half.

Comments from Lead Portfolio Manager Rob Galusza:  For the year, most of the fund's share classes (excluding sales charges, if applicable) gained about 3%, roughly in line, net of fees, with the 3.07% return of the Fidelity Limited Term Composite Index. In a fairly volatile period, overweighting corporate bonds helped the fund's performance versus the Composite index, notably the bonds of financial firms and energy companies. Elsewhere within corporates, our industrial holdings slightly outperformed, helped partly by attractive new issues from some high-quality companies in the communications segment. Outside of corporates, the fund benefited from its underweighting in U.S. government-agency debt, which lagged U.S. Treasuries. Underweighting Treasuries also helped the fund's relative performance to a degree. Conversely, nothing about our positioning was particularly negative. That said, our picks among utility bonds slightly detracted. I also would point to our out-of-benchmark stake in MBS, which hurt a bit. At period end, we maintained an overweighting in corporate bonds, where we continued to find value. We added significantly to the fund's Treasury holdings the past year, mainly to allow us more "dry powder" for future opportunities. In addition, we reduced exposure to several securitized sectors. Looking ahead, we continue to make investments in areas where we have high conviction.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	14.0%
AAA	11.3%
AA	4.4%
A	23.4%
BBB	37.7%
BB and Below	4.8%
Short-Term Investments and Net Other Assets	4.4%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	10.0%
AAA	14.5%
AA	3.6%
A	26.3%
BBB	38.5%
BB and Below	6.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*,**
Corporate Bonds	66.8%
U.S. Government and U.S. Government Agency Obligations	14.0%
Asset-Backed Securities	7.1%
CMOs and Other Mortgage Related Securities	5.4%
Municipal Bonds	0.4%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 14.9%

 ** Futures and Swaps - 0.0%

As of February 29, 2016 *,**
Corporate Bonds	70.3%
U.S. Government and U.S. Government Agency Obligations	10.0%
Asset-Backed Securities	8.4%
CMOs and Other Mortgage Related Securities	7.7%
Municipal Bonds	0.8%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 15.5%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 66.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 2.2%
American Honda Finance Corp.:
1.2% 7/14/17	$5,000,000	$5,010,155
1.7% 2/22/19	1,918,000	1,938,214
2.125% 10/10/18	500,000	509,744
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	2,000,000	2,004,238
1.5% 7/5/19 (a)	5,000,000	4,980,015
1.65% 5/18/18 (a)	3,000,000	3,011,385
2.25% 3/2/20 (a)	3,020,000	3,075,798
2.375% 8/1/18 (a)	1,000,000	1,016,393
2.45% 5/18/20 (a)	6,415,000	6,583,593
General Motors Financial Co., Inc.:
2.4% 4/10/18	3,000,000	3,022,248
3% 9/25/17	3,000,000	3,039,471
3.15% 1/15/20	5,000,000	5,105,085
3.2% 7/13/20	5,000,000	5,111,245
4.2% 3/1/21	3,000,000	3,165,552
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,000,000	997,997
2.4% 5/22/20 (a)	3,098,000	3,134,643
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	620,000	619,752
2.125% 11/20/18 (a)	1,500,000	1,511,064
2.375% 3/22/17 (a)	600,000	602,820
		54,439,412
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,127,636
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
2.1% 12/7/18	742,000	755,138
2.2% 5/26/20	5,000,000	5,116,115
2.75% 12/9/20	345,000	359,011
		6,230,264
Household Durables - 0.3%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,065,000
4% 2/15/20	3,000,000	3,142,500
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,603,125
		7,810,625
Media - 3.3%
21st Century Fox America, Inc. 4.5% 2/15/21	10,000,000	11,117,180
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	3,043,593
CBS Corp. 2.3% 8/15/19	1,980,000	2,004,582
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	10,000,000	10,457,970
Comcast Corp.:
1.625% 1/15/22	3,660,000	3,633,286
6.3% 11/15/17	6,000,000	6,369,588
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000,000	4,263,076
Discovery Communications LLC 5.05% 6/1/20	322,000	354,212
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	3,050,454
Thomson Reuters Corp. 1.65% 9/29/17	5,050,000	5,069,533
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,140,904
6.75% 7/1/18	1,141,000	1,243,410
8.25% 4/1/19	500,000	577,833
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	2,029,266
4.75% 3/29/21	2,113,000	2,368,713
6.875% 6/15/18	5,095,000	5,578,419
Viacom, Inc.:
2.2% 4/1/19	6,000,000	6,016,902
3.5% 4/1/17	455,000	460,405
6.125% 10/5/17	3,179,000	3,334,246
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,105,534
		82,219,106

TOTAL CONSUMER DISCRETIONARY		151,827,043

CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	5,051,975
2.15% 2/1/19	1,500,000	1,526,307
2.65% 2/1/21	12,890,000	13,283,261
3.3% 2/1/23	9,190,000	9,643,232
Heineken NV 1.4% 10/1/17 (a)	321,000	321,669
PepsiCo, Inc. 7.9% 11/1/18	815,000	931,644
SABMiller Holdings, Inc.:
2.2% 8/1/18 (a)	2,310,000	2,338,695
2.45% 1/15/17 (a)	1,280,000	1,285,764
		34,382,547
Food & Staples Retailing - 1.3%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,568,056
2.25% 12/5/18	8,376,000	8,554,920
2.25% 8/12/19	5,000,000	5,122,525
2.8% 7/20/20	1,496,000	1,557,999
Kroger Co.:
1.2091% 10/17/16 (b)	5,000,000	5,001,330
6.4% 8/15/17	6,827,000	7,158,239
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	2,997,000	3,014,520
		31,977,589
Food Products - 1.3%
Cargill, Inc. 6% 11/27/17 (a)	106,000	112,218
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,237,401
General Mills, Inc.:
1.4% 10/20/17	3,000,000	3,011,280
2.2% 10/21/19	2,000,000	2,045,038
5.7% 2/15/17	5,000,000	5,103,410
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	614,508
5.375% 2/10/20	5,000,000	5,596,810
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,905,085
2.5% 3/15/20	1,964,000	2,012,566
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,179,914
William Wrigley Jr. Co. 2% 10/20/17 (a)	428,000	431,732
		34,249,962
Tobacco - 1.7%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,191,555
BAT International Finance PLC:
1.85% 6/15/18 (a)	7,000,000	7,065,450
2.75% 6/15/20 (a)	3,160,000	3,260,115
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	3,906,000	3,928,381
2.05% 7/20/18 (a)	2,866,000	2,891,949
2.95% 7/21/20 (a)	3,000,000	3,097,125
Philip Morris International, Inc.:
1.25% 8/11/17	2,907,000	2,912,049
1.875% 1/15/19	2,641,000	2,681,067
1.875% 2/25/21	3,088,000	3,118,957
Reynolds American, Inc.:
2.3% 6/12/18	5,704,000	5,793,530
3.25% 6/12/20	1,162,000	1,223,120
4% 6/12/22	1,077,000	1,179,250
		42,342,548

TOTAL CONSUMER STAPLES		142,952,646

ENERGY - 5.1%
Energy Equipment & Services - 1.0%
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,839,070
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	858,119
Nabors Industries, Inc. 2.35% 9/15/16	257,000	257,025
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	615,456
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	2,043,958
5% 3/16/18 (b)	102,000	100,292
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	1,003,941
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	9,662,000	9,826,669
Transocean, Inc. 3.75% 10/15/17 (c)	3,500,000	3,491,250
		25,035,780
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.:
4.85% 3/15/21	559,000	594,683
6.375% 9/15/17	71,000	74,267
BG Energy Capital PLC 2.875% 10/15/16 (a)	620,000	621,190
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	5,010,050
1.676% 5/3/19	989,000	996,579
2.521% 1/15/20	4,688,000	4,823,071
Canadian Natural Resources Ltd.:
1.75% 1/15/18	415,000	413,401
3.45% 11/15/21	4,720,000	4,821,834
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	319,015
Chevron Corp. 1.961% 3/3/20	4,000,000	4,067,740
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,107,000	2,117,101
3.3% 6/1/20	1,439,000	1,489,266
ConocoPhillips Co.:
1.5% 5/15/18	4,373,000	4,373,232
2.2% 5/15/20	1,962,000	1,978,067
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	290,905
2.7% 4/1/19	821,000	795,344
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	21,535
Enbridge, Inc. 1.1358% 6/2/17 (b)	2,613,000	2,590,027
Encana Corp. 6.5% 5/15/19	5,000,000	5,354,800
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	773,157
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,636,555
2.55% 10/15/19	178,000	182,292
2.85% 4/15/21	1,590,000	1,643,087
Exxon Mobil Corp.:
2.222% 3/1/21	3,780,000	3,879,898
2.726% 3/1/23	2,954,000	3,080,821
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,757,823
Kinder Morgan, Inc.:
2% 12/1/17	393,000	393,403
3.05% 12/1/19	4,285,000	4,399,534
Marathon Petroleum Corp. 2.7% 12/14/18	3,202,000	3,277,932
Petro-Canada 6.05% 5/15/18	3,326,000	3,561,587
Petroleos Mexicanos:
3.125% 1/23/19	77,000	78,001
3.5% 7/18/18	5,000,000	5,113,000
3.5% 7/23/20	1,355,000	1,371,938
5.5% 2/4/19 (a)	2,000,000	2,125,000
6.375% 2/4/21 (a)	2,000,000	2,214,600
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,274,554
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	3,019,131
5.75% 1/15/20	962,000	1,049,742
Schlumberger Investment SA 1.25% 8/1/17 (a)	1,000,000	1,000,250
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,333,726
Southwestern Energy Co. 5.8% 1/23/20 (b)	864,000	864,000
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,248
Spectra Energy Partners LP 2.95% 9/25/18	90,000	91,643
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,013,842
Total Capital International SA 2.125% 1/10/19	2,000,000	2,040,938
TransCanada PipeLines Ltd.:
1.4571% 1/12/18 (b)	2,500,000	2,490,580
1.625% 11/9/17	3,000,000	3,007,980
1.875% 1/12/18	3,000,000	3,015,282
3.125% 1/15/19	1,693,000	1,737,582
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,257,342
5.375% 6/1/21	600,000	651,639
		103,119,214

TOTAL ENERGY		128,154,994

FINANCIALS - 32.3%
Banks - 16.6%
ABN AMRO Bank NV 2.5% 10/30/18 (a)	4,000,000	4,077,660
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	3,250,000	3,303,255
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	520,000	518,700
4% 4/14/19 (a)	2,575,000	2,608,990
6.369% 6/16/18 (a)	962,000	1,006,493
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,441,917
2% 1/11/18	11,200,000	11,267,648
2.25% 4/21/20	6,000,000	6,046,398
2.6% 1/15/19	7,495,000	7,660,565
2.625% 4/19/21	13,000,000	13,255,021
2.65% 4/1/19	7,100,000	7,265,707
5.75% 12/1/17	1,150,000	1,209,133
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,082,558
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	590,000	590,383
2.3% 3/5/20 (a)	3,000,000	3,033,840
2.35% 9/8/19 (a)	3,050,000	3,092,752
2.7% 9/9/18 (a)	4,500,000	4,590,027
Barclays PLC:
2% 3/16/18	5,000,000	5,003,625
2.75% 11/8/19	5,331,000	5,373,920
2.875% 6/8/20	3,000,000	3,023,865
3.2% 8/10/21	5,045,000	5,077,389
3.25% 1/12/21	2,046,000	2,085,066
BNP Paribas 2.375% 9/14/17	6,000,000	6,059,424
BNP Paribas SA 2.375% 5/21/20	3,000,000	3,049,710
BPCE SA:
2.5% 12/10/18	5,000,000	5,092,680
2.5% 7/15/19	2,000,000	2,041,436
Capital One NA:
2.35% 8/17/18	500,000	506,725
2.4% 9/5/19	2,000,000	2,035,598
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,202,947
Citigroup, Inc.:
1.7% 4/27/18	1,500,000	1,501,704
1.75% 5/1/18	2,870,000	2,873,797
1.85% 11/24/17	3,000,000	3,012,888
2.05% 6/7/19	2,000,000	2,015,072
2.15% 7/30/18	2,000,000	2,018,880
2.35% 8/2/21	10,000,000	10,021,110
2.4% 2/18/20	4,000,000	4,052,216
2.5% 9/26/18	1,500,000	1,526,256
2.5% 7/29/19	2,000,000	2,040,492
2.55% 4/8/19	3,000,000	3,059,931
2.65% 10/26/20	3,000,000	3,072,996
2.7% 3/30/21	5,000,000	5,098,380
4.4% 6/10/25	2,604,000	2,759,886
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,597,352
2.55% 5/13/21	6,501,000	6,615,801
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	419,113
Comerica, Inc. 2.125% 5/23/19	345,000	347,813
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	762,512
2.3% 9/6/19	2,000,000	2,038,134
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	2,010,036
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,243,144
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	6,000,000	6,127,482
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	2,003,002
2.3% 5/28/19	5,750,000	5,830,086
3% 10/29/21	1,500,000	1,547,357
Discover Bank:
2% 2/21/18	5,920,000	5,943,348
2.6% 11/13/18	4,000,000	4,058,828
Fifth Third Bancorp:
2.3% 3/1/19	279,000	283,410
2.875% 7/27/20	3,200,000	3,313,824
4.5% 6/1/18	3,024,000	3,165,363
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,056,505
HBOS PLC 6.75% 5/21/18 (a)	509,000	544,507
HSBC Bank PLC 1.5% 5/15/18 (a)	1,570,000	1,565,739
HSBC Holdings PLC 2.95% 5/25/21	4,000,000	4,101,584
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	3,032,610
2.625% 9/24/18	262,000	266,472
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,978,915
3.15% 3/14/21	3,000,000	3,117,888
7% 12/15/20	180,000	209,639
Huntington National Bank 2.2% 4/1/19	1,000,000	1,010,268
ING Bank NV 1.8% 3/16/18 (a)	5,000,000	5,023,575
Intesa Sanpaolo SpA 2.375% 1/13/17	10,750,000	10,769,974
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,503,075
1.625% 5/15/18	4,500,000	4,519,724
2% 8/15/17	4,500,000	4,535,213
2.2% 10/22/19	10,058,000	10,227,206
2.25% 1/23/20	3,000,000	3,040,386
2.35% 1/28/19	1,942,000	1,982,063
2.55% 10/29/20	3,000,000	3,067,191
2.75% 6/23/20	7,000,000	7,204,757
KeyCorp. 2.3% 12/13/18	2,000,000	2,031,640
La Caisse Centrale 1.75% 1/29/18 (a)	4,000,000	4,005,356
Lloyds Bank PLC 1.75% 3/16/18	3,000,000	3,000,210
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	3,033,357
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	4,000,000	4,122,848
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	1,940,000	1,940,103
1.8% 3/26/18 (a)	1,500,000	1,503,777
2.45% 4/16/19 (a)	1,400,000	1,421,517
2.65% 9/25/19 (a)	2,000,000	2,041,910
Mizuho Financial Group, Inc. 2.632% 4/12/21 (a)	5,180,000	5,255,193
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,250,279
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	1,020,057
PNC Bank NA:
1.5% 2/23/18	2,100,000	2,107,432
1.8% 11/5/18	2,000,000	2,018,984
2.15% 4/29/21	5,000,000	5,067,460
2.4% 10/18/19	3,000,000	3,075,777
Regions Financial Corp. 3.2% 2/8/21	4,000,000	4,146,992
Royal Bank of Canada:
1.5% 1/16/18	2,720,000	2,725,527
1.5% 7/29/19	5,000,000	4,986,385
4.65% 1/27/26	2,144,000	2,358,006
Royal Bank of Scotland Group PLC 1.5711% 3/31/17 (b)	8,715,000	8,707,218
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	944,409
2.25% 7/11/19	3,500,000	3,549,151
2.45% 1/10/19	590,000	600,484
2.45% 1/16/20	3,000,000	3,053,652
2.65% 7/23/20	3,000,000	3,070,464
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,527,618
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	939,169
2.5% 5/1/19	550,000	561,383
2.9% 3/3/21	2,828,000	2,931,168
3.5% 1/20/17	1,378,000	1,387,432
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	2,007,776
The Toronto-Dominion Bank:
2.125% 4/7/21	4,000,000	4,044,048
2.25% 11/5/19	2,000,000	2,041,822
2.625% 9/10/18	1,200,000	1,227,674
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,304,845
2.15% 1/15/19	5,500,000	5,592,653
2.6% 7/22/20	13,000,000	13,371,397
Westpac Banking Corp. 1.6% 8/19/19	5,000,000	4,990,835
		416,686,944
Capital Markets - 4.3%
Credit Suisse AG 6% 2/15/18	3,680,000	3,874,282
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	998,135
2.5% 2/13/19	2,250,000	2,252,876
2.85% 5/10/19	10,968,000	11,003,449
Goldman Sachs Group, Inc.:
1.4525% 12/15/17 (b)	3,000,000	3,009,753
2.375% 1/22/18	8,850,000	8,963,138
2.625% 1/31/19	13,000,000	13,333,112
2.625% 4/25/21	2,097,000	2,133,955
5.95% 1/18/18	1,693,000	1,794,064
6.15% 4/1/18	402,000	430,473
Lazard Group LLC:
4.25% 11/14/20	543,000	575,446
6.85% 6/15/17	125,000	129,775
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,032,760
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	41,911
6.875% 4/25/18	726,000	786,847
Morgan Stanley:
1.875% 1/5/18	2,000,000	2,009,974
2.125% 4/25/18	3,580,000	3,615,775
2.375% 7/23/19	9,660,000	9,823,553
2.5% 1/24/19	1,750,000	1,777,900
2.5% 4/21/21	6,200,000	6,264,561
2.65% 1/27/20	11,000,000	11,282,799
4.875% 11/1/22	2,000,000	2,216,774
5.5% 1/26/20	2,000,000	2,223,998
5.625% 9/23/19	112,000	124,490
5.95% 12/28/17	383,000	405,249
7.3% 5/13/19	603,000	688,342
UBS AG Stamford Branch:
1.3401% 3/26/18 (b)	3,000,000	3,009,714
1.375% 6/1/17	5,675,000	5,676,703
1.375% 8/14/17	6,700,000	6,698,432
		107,178,240
Consumer Finance - 3.9%
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	3,030,000
3.25% 11/5/18	3,000,000	3,028,125
4.25% 4/15/21	2,920,000	3,007,600
American Express Co. 1.55% 5/22/18	3,000,000	3,007,398
American Express Credit Corp.:
2.125% 3/18/19	5,520,000	5,627,955
2.25% 5/5/21	4,000,000	4,067,260
American Honda Finance Corp. 1.5% 9/11/17 (a)	620,000	622,597
Capital One Financial Corp. 2.45% 4/24/19	5,450,000	5,560,657
Discover Financial Services 6.45% 6/12/17	3,381,000	3,501,188
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	2,000,800
1.684% 9/8/17	1,000,000	1,001,217
1.897% 8/12/19	3,000,000	3,000,114
2.145% 1/9/18	2,500,000	2,514,875
2.24% 6/15/18	6,000,000	6,049,452
2.597% 11/4/19	5,000,000	5,090,835
2.875% 10/1/18	2,500,000	2,561,465
3% 6/12/17	4,500,000	4,554,297
3.157% 8/4/20	3,000,000	3,096,312
Hyundai Capital America:
1.45% 2/6/17 (a)	632,000	632,234
2% 3/19/18 (a)	1,891,000	1,900,534
2% 7/1/19 (a)	3,000,000	3,012,024
2.125% 10/2/17 (a)	2,437,000	2,453,572
2.55% 2/6/19 (a)	4,759,000	4,852,738
2.6% 3/19/20 (a)	2,000,000	2,039,570
2.875% 8/9/18 (a)	2,606,000	2,660,776
Synchrony Financial:
1.875% 8/15/17	173,000	173,370
2.6% 1/15/19	5,887,000	5,966,039
2.7% 2/3/20	2,500,000	2,520,020
3% 8/15/19	3,000,000	3,066,705
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	5,033,055
2% 10/24/18	2,500,000	2,539,780
		98,172,564
Diversified Financial Services - 1.4%
AIG Global Funding 1.65% 12/15/17 (a)	2,000,000	2,009,182
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	620,000	622,570
1.7% 3/15/19	1,631,000	1,651,544
Berkshire Hathaway, Inc. 2.2% 3/15/21	1,436,000	1,474,539
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,319,897
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,967,607
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,648,615
IntercontinentalExchange, Inc.:
2.5% 10/15/18	347,000	355,254
2.75% 12/1/20	2,647,000	2,759,093
Moody's Corp. 2.75% 7/15/19	8,000,000	8,205,664
S&P Global, Inc. 2.5% 8/15/18	1,049,000	1,065,845
		35,079,810
Insurance - 3.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,206,400
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,160,650
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,634,853
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,404,309
3.3% 3/1/21	4,987,000	5,231,732
4.875% 6/1/22	1,484,000	1,661,338
5.85% 1/16/18	1,910,000	2,020,031
Aon Corp. 5% 9/30/20	2,178,000	2,408,772
Aon PLC 2.8% 3/15/21	7,000,000	7,149,492
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,025,710
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (a)(b)	259,000	221,445
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,365
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,599,000	6,199,297
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	503,074
2.35% 3/6/20	5,000,000	5,084,390
2.55% 10/15/18	517,000	525,557
3.3% 3/14/23	1,731,000	1,812,492
MassMutual Global Funding II 2.35% 4/9/19 (a)	1,000,000	1,020,341
MetLife, Inc. 1.756% 12/15/17 (b)	269,000	270,263
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	1,500,000	1,502,901
1.5% 1/10/18 (a)	4,431,000	4,453,164
2% 4/14/20 (a)	3,000,000	3,028,842
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,517,836
Pacific LifeCorp 6% 2/10/20 (a)	7,000,000	7,771,316
Pricoa Global Funding I:
1.15% 11/25/16 (a)	2,000,000	2,001,308
1.6% 5/29/18 (a)	967,000	971,203
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,245,010
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,673,356
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	280,000	287,476
Unum Group:
5.625% 9/15/20	2,743,000	3,069,379
7.125% 9/30/16	704,000	706,734
		89,787,036
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	204,568
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,316,334
Boston Properties, Inc.:
3.7% 11/15/18	1,787,000	1,865,469
5.875% 10/15/19	446,000	496,686
DDR Corp.:
3.5% 1/15/21	360,000	372,243
4.75% 4/15/18	1,634,000	1,703,027
7.5% 4/1/17	389,000	401,389
Duke Realty LP:
6.75% 3/15/20	35,000	40,261
8.25% 8/15/19	7,000	8,216
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,671,985
3.375% 6/1/25	3,000,000	3,146,559
5.75% 6/15/17	442,000	457,210
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	5,127,955
5.9% 4/1/20	5,000	5,687
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,070,638
Health Care Property Investors, Inc. 6% 1/30/17	750,000	762,850
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	252,242
4.7% 9/15/17	2,436,000	2,516,198
HRPT Properties Trust:
6.25% 6/15/17	186,000	188,196
6.65% 1/15/18	95,000	98,521
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,933,467
Select Income REIT 2.85% 2/1/18	597,000	600,586
Simon Property Group LP 2.2% 2/1/19	462,000	470,901
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	449,960
		28,161,148
Real Estate Management & Development - 1.4%
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	53,300
5.7% 5/1/17	369,000	379,158
Digital Realty Trust LP:
3.4% 10/1/20	1,735,000	1,808,125
3.625% 10/1/22	1,040,000	1,078,027
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,087,562
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,131,848
5.5% 12/15/16	2,260,000	2,286,456
6.625% 10/1/17	5,307,000	5,570,211
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	440,834
4.5% 4/18/22	185,000	189,091
7.75% 8/15/19	1,298,000	1,458,006
Tanger Properties LP 6.125% 6/1/20	606,000	688,331
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,881,962
3.125% 6/15/23	591,000	602,537
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,753,197
4% 4/30/19	6,000,000	6,307,848
4.25% 3/1/22	4,000,000	4,309,600
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,145,387
		34,171,480

TOTAL FINANCIALS		809,237,222

HEALTH CARE - 5.0%
Biotechnology - 1.1%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,066,794
1.8% 5/14/18	3,972,000	3,992,345
2.5% 5/14/20	5,952,000	6,088,170
Amgen, Inc.:
1.191% 5/22/17 (b)	3,000,000	3,001,980
1.25% 5/22/17	1,500,000	1,501,554
2.125% 5/1/20	1,618,000	1,642,145
2.2% 5/22/19	4,290,000	4,379,987
5.85% 6/1/17	446,000	461,398
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,567,336
2.875% 8/15/20	3,000,000	3,113,508
		26,815,217
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,494,659
2.675% 12/15/19	329,000	340,533
Danaher Corp.:
1.65% 9/15/18	3,976,000	4,026,714
2.4% 9/15/20	619,000	639,114
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,780,153
2.5% 3/15/20	2,200,000	2,277,746
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,719,063
		13,277,982
Health Care Providers & Services - 1.0%
Aetna, Inc.:
1.9% 6/7/19	3,955,000	3,989,851
2.4% 6/15/21	2,720,000	2,759,712
Cardinal Health, Inc. 1.95% 6/15/18	462,000	466,551
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	270,629
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,501,319
2.25% 6/15/19	1,000,000	1,016,357
McKesson Corp. 2.284% 3/15/19	686,000	699,269
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,135,518
1.9% 7/16/18	3,000,000	3,036,993
2.125% 3/15/21	3,000,000	3,055,482
2.7% 7/15/20	1,361,000	1,419,032
2.875% 12/15/21	2,000,000	2,104,714
WellPoint, Inc.:
1.875% 1/15/18	326,000	327,801
2.25% 8/15/19	2,950,000	2,995,867
		25,779,095
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	136,104
2.15% 12/14/18	881,000	891,642
2.4% 2/1/19	3,086,000	3,143,977
3% 4/15/23	5,000,000	5,121,175
		9,292,898
Pharmaceuticals - 2.0%
Actavis Funding SCS:
2.35% 3/12/18	8,000,000	8,091,736
2.45% 6/15/19	352,000	358,248
3% 3/12/20	1,157,000	1,195,897
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	1,863,000	1,863,434
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	4,000,000	4,221,384
Mylan N.V.:
2.5% 6/7/19 (a)	3,165,000	3,205,139
3.15% 6/15/21 (a)	2,306,000	2,357,041
Mylan, Inc. 1.35% 11/29/16	160,000	160,182
Perrigo Co. PLC:
1.3% 11/8/16	200,000	200,080
2.3% 11/8/18	3,430,000	3,447,260
3.5% 3/15/21	1,519,000	1,569,575
Perrigo Finance PLC 3.5% 12/15/21	263,000	269,920
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	3,903,000	3,909,346
2.2% 7/21/21	11,726,000	11,729,963
2.8% 7/21/23	1,238,000	1,243,004
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,931
Zoetis, Inc.:
1.875% 2/1/18	5,445,000	5,457,278
3.45% 11/13/20	493,000	515,350
		50,005,768

TOTAL HEALTH CARE		125,170,960

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,733,757
L-3 Communications Corp. 1.5% 5/28/17	3,685,000	3,690,273
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,439,015
The Boeing Co. 1.65% 10/30/20	3,000,000	3,023,109
		14,886,154
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	72,143	73,672
6.795% 2/2/20	2,618	2,708
6.9% 7/2/19	22,843	23,441
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	121,200	124,836
8.36% 1/20/19	92,075	96,108
		320,765
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19 (a)	910,000	916,348
2.35% 6/15/21 (a)	1,547,000	1,568,055
		2,484,403
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,952,504
3% 12/15/20	5,100,000	5,312,497
		8,265,001
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	268,578
John Deere Capital Corp. 1.6% 7/13/18	590,000	594,538
		863,116
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	414,000	414,406
2.625% 9/4/18	1,628,000	1,637,447
3.375% 6/1/21	8,097,000	8,380,395
3.75% 2/1/22	1,228,000	1,282,625
3.875% 4/1/21	500,000	526,875
4.75% 3/1/20	605,000	653,400
		12,895,148

TOTAL INDUSTRIALS		39,714,587

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	3,031,593
2.125% 3/1/19	1,500,000	1,533,957
2.45% 6/15/20	3,000,000	3,110,460
		7,676,010
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,430,018
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,317,407
4.42% 6/15/21 (a)	4,200,000	4,394,065
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,040,077
2.375% 12/17/18	99,000	100,791
6.55% 10/1/17	4,476,000	4,721,491
		18,003,849
IT Services - 0.3%
MasterCard, Inc. 2% 4/1/19	289,000	294,043
The Western Union Co.:
2.875% 12/10/17	773,000	783,443
3.65% 8/22/18	3,111,000	3,206,971
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,583,035
2.95% 3/15/17	1,057,000	1,064,230
		7,931,722
Software - 0.5%
Oracle Corp.:
1.9% 9/15/21	5,000,000	5,010,075
2.25% 10/8/19	1,552,000	1,600,143
2.5% 5/15/22	5,000,000	5,126,820
		11,737,038
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85% 5/6/21	850,000	896,498
Hewlett Packard Enterprise Co.:
2.85% 10/5/18 (a)	4,000,000	4,075,988
3.6% 10/15/20 (a)	3,000,000	3,134,457
		8,106,943

TOTAL INFORMATION TECHNOLOGY		53,455,562

MATERIALS - 0.8%
Chemicals - 0.5%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,349,925
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,340,000	5,339,541
Ecolab, Inc.:
1.45% 12/8/17	335,000	335,931
1.55% 1/12/18	2,500,000	2,511,548
Monsanto Co. 2.125% 7/15/19	3,000,000	3,049,743
Sherwin-Williams Co. 1.35% 12/15/17	620,000	620,689
		13,207,377
Metals & Mining - 0.3%
Anglo American Capital PLC 3.625% 5/14/20 (a)	1,513,000	1,497,870
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	630,000	666,603
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	658,275
2.375% 3/15/18	4,000,000	3,935,000
Vale Overseas Ltd. 6.25% 1/23/17	403,000	410,053
		7,167,801

TOTAL MATERIALS		20,375,178

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,621,758
2.375% 11/27/18	10,000,000	10,204,000
2.4% 3/15/17	2,700,000	2,720,690
2.45% 6/30/20	1,563,000	1,594,463
2.8% 2/17/21	4,000,000	4,122,264
5.875% 10/1/19	5,034,000	5,657,617
BellSouth Corp. 4.4% 4/26/17 (a)(b)	5,000,000	5,099,075
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	1,000,750
2.35% 2/14/19	4,296,000	4,385,542
CenturyLink, Inc. 6.15% 9/15/19	592,000	642,320
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	619,458
1.35% 6/9/17	750,000	751,588
1.75% 8/15/21	10,000,000	9,917,470
2.625% 2/21/20	2,913,000	3,004,276
3% 11/1/21	4,318,000	4,533,822
3.65% 9/14/18	6,000,000	6,275,106
4.5% 9/15/20	4,000,000	4,414,168
6.1% 4/15/18	3,425,000	3,686,338
		70,250,705
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,646,119
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,624,598
1.625% 3/20/17	5,400,000	5,412,042
5.45% 6/10/19	2,000,000	2,201,064
		12,883,823

TOTAL TELECOMMUNICATION SERVICES		83,134,528

UTILITIES - 4.2%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	540,045
American Electric Power Co., Inc. 1.65% 12/15/17	1,827,000	1,830,751
Commonwealth Edison Co. 2.15% 1/15/19	188,000	191,190
Duke Energy Corp.:
1.0341% 4/3/17 (b)	2,894,000	2,898,248
1.625% 8/15/17	3,304,000	3,318,168
1.8% 9/1/21	1,354,000	1,350,466
2.1% 6/15/18	5,395,000	5,459,567
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	54,437
Edison International:
2.95% 3/15/23	730,000	750,967
3.75% 9/15/17	431,000	442,393
Eversource Energy:
1.45% 5/1/18	153,000	153,131
2.5% 3/15/21	896,000	917,939
Exelon Corp.:
1.55% 6/9/17	311,000	311,587
2.85% 6/15/20	458,000	474,302
FirstEnergy Corp.:
2.75% 3/15/18	6,652,000	6,718,354
4.25% 3/15/23	600,000	634,527
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	569,283
IPALCO Enterprises, Inc. 3.45% 7/15/20	2,576,000	2,640,400
LG&E and KU Energy LLC 3.75% 11/15/20	2,000	2,146
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,696,210
6.5% 8/1/18	273,000	298,922
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	2,904,000	2,912,819
1.649% 9/1/18	950,000	952,170
PacifiCorp 5.5% 1/15/19	2,750,000	3,010,879
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	119,596
PG&E Corp. 2.4% 3/1/19	74,000	75,442
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,041,724
Southern Co.:
1.85% 7/1/19	3,000,000	3,020,442
2.35% 7/1/21	5,250,000	5,315,762
TECO Finance, Inc.:
1.2646% 4/10/18 (b)	3,000,000	2,962,503
5.15% 3/15/20	252,000	277,310
Xcel Energy, Inc.:
1.2% 6/1/17	3,153,000	3,152,779
2.4% 3/15/21	1,050,000	1,078,168
		56,172,627
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (a)	1,096,000	1,141,955
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	557,000	563,671
2.7% 6/15/21 (a)	548,000	560,162
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,500,000	2,621,728
Southern Power Co.:
1.85% 12/1/17	704,000	708,710
2.375% 6/1/20	1,087,000	1,106,995
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,901,813
		8,463,079
Multi-Utilities - 1.6%
Ameren Illinois Co. 6.125% 11/15/17	62,000	65,328
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	1,000,000	1,000,330
2% 11/15/18	544,000	550,203
Consolidated Edison, Inc. 2% 5/15/21	1,538,000	1,553,991
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,224,678
1.9% 6/15/18	2,540,000	2,555,857
2% 8/15/21	843,000	845,093
2.5% 12/1/19	7,382,000	7,534,313
2.9311% 9/30/66 (b)	651,000	514,290
3.4561% 6/30/66 (b)	567,000	498,960
NiSource Finance Corp.:
3.85% 2/15/23	700,000	750,651
5.45% 9/15/20	43,000	48,388
6.4% 3/15/18	888,000	950,002
NSTAR 4.5% 11/15/19	2,500,000	2,720,220
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,151,701
Sempra Energy:
2.3% 4/1/17	4,935,000	4,968,435
2.4% 3/15/20	1,890,000	1,925,668
2.85% 11/15/20	1,392,000	1,440,252
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,024,703
2.45% 6/15/20	2,901,000	2,962,527
6.25% 5/15/67 (b)	454,000	388,170
		38,673,760

TOTAL UTILITIES		104,451,421

TOTAL NONCONVERTIBLE BONDS
(Cost $1,635,499,832)		1,658,474,141

U.S. Treasury Obligations - 12.6%
U.S. Treasury Notes:
0.75% 7/15/19	$102,772,000	$102,270,145
0.875% 6/15/19	44,119,000	44,063,851
1.125% 1/15/19	11,574,000	11,640,909
1.375% 3/31/20 (d)	24,683,000	24,961,646
1.375% 1/31/21	45,000,000	45,377,910
1.375% 8/31/23	19,569,000	19,467,339
1.75% 12/31/20	10,000,000	10,244,920
2.25% 3/31/21	55,000,000	57,586,705
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $315,422,551)		315,613,425

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.3%
2.54% 6/1/42 (b)	46,843	48,767
2.557% 1/1/40 (b)	142,769	150,181
2.627% 3/1/40 (b)	76,427	80,585
2.685% 12/1/39 (b)	38,522	40,729
2.693% 2/1/42 (b)	466,583	487,229
2.72% 7/1/35 (b)	68,274	72,150
2.751% 1/1/42 (b)	363,249	378,744
2.794% 12/1/33 (b)	573,805	605,694
2.801% 11/1/36 (b)	118,094	124,081
2.822% 4/1/35 (b)	333,510	350,868
2.941% 3/1/40 (b)	106,338	112,163
2.951% 11/1/40 (b)	25,195	26,570
2.98% 9/1/41 (b)	30,086	31,469
2.991% 10/1/41 (b)	17,824	18,669
3.229% 7/1/41 (b)	46,497	48,929
3.352% 10/1/41 (b)	23,550	24,813
3.5% 7/1/26 to 10/1/29	3,590,881	3,843,557
3.557% 7/1/41 (b)	59,770	62,856
4.5% 3/1/35	32,711	35,891
6% 3/1/17 to 4/1/17	111	112
6.5% 11/1/16 to 8/1/36	434,388	505,369
7% 9/1/18 to 6/1/33	274,737	325,737
7.5% 8/1/17 to 3/1/28	76,591	89,903
8.5% 5/1/21 to 9/1/25	6,411	7,355
9.5% 2/1/25	421	451
10.5% 8/1/20	3,886	4,142

TOTAL FANNIE MAE		7,477,014

Freddie Mac - 0.1%
2.905% 4/1/40 (b)	79,631	83,708
2.954% 2/1/40 (b)	117,698	124,302
3.03% 4/1/40 (b)	71,180	75,027
3.193% 9/1/41 (b)	32,892	34,508
3.231% 4/1/41 (b)	34,544	36,067
3.286% 6/1/41 (b)	37,201	39,166
3.417% 5/1/41 (b)	27,707	29,031
3.5% 8/1/26	2,570,578	2,729,124
3.627% 6/1/41 (b)	55,425	58,333
3.704% 5/1/41 (b)	44,318	46,682
4.5% 8/1/18	116,929	120,167
5% 3/1/19	212,120	218,825
8.5% 9/1/24 to 8/1/27	27,656	32,990

TOTAL FREDDIE MAC		3,627,930

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	67,427	79,439
7.5% 2/15/28 to 10/15/28	3,389	4,073
8% 6/15/24	40	46
8.5% 10/15/21	21,378	23,955
11% 7/20/19 to 8/20/19	933	1,000

TOTAL GINNIE MAE		108,513

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,027,194)		11,213,457

Asset-Backed Securities - 7.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (b)	$56,669	$52,845
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (b)	30,744	29,546
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	670,000	669,889
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	292,966
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,089,343
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,426,145
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,876,102
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,007,196
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,141,044
American Express Credit Account Master Trust:
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,008,946
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,796,121
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	80,707	80,685
Series 2014-2 Class A3, 0.94% 2/8/19	724,716	723,925
Series 2014-4 Class A3, 1.27% 7/8/19	505,000	504,834
Series 2015-2 Class A3, 1.27% 1/8/20	3,000,000	2,997,800
Series 2016-1 Class A3, 2.14% 10/8/20	1,888,000	1,897,090
Series 2016-2 Class A2A, 1.42% 10/8/19	2,745,000	2,746,125
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (b)	4,828	4,431
Series 2004-R2 Class M3, 1.3129% 4/25/34 (b)	10,238	7,777
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (b)	4,092	3,708
Series 2004-W11 Class M2, 1.5744% 11/25/34 (b)	63,962	61,918
Series 2004-W7 Class M1, 1.3129% 5/25/34 (b)	169,447	155,890
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (b)	128,551	43,885
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.3494% 4/25/34 (b)	133,238	115,284
Series 2006-HE2 Class M1, 0.8944% 3/25/36 (b)	2,223	436
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	4,899,000	4,911,579
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.6494% 2/25/35 (b)	359,694	325,466
Capital Auto Receivables Asset Trust:
Series 2014-3 Class A2, 1.18% 12/20/17	311,201	311,128
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,808,172
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,604,761
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,208,977
Series 2016-A4 Class A4, 1.4% 6/15/22	4,860,000	4,858,827
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (b)	205,465	117,900
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,019,081
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	3,449,463	3,448,489
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	257,138	257,059
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,640,000	1,638,480
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,959,215
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7744% 3/25/32 (b)	9,741	9,567
Series 2004-3 Class M4, 1.9794% 4/25/34 (b)	6,764	6,002
Series 2004-4 Class M2, 1.3194% 6/25/34 (b)	7,704	7,184
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	4,490,000	4,485,498
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,785,710
Series 2016-A1 Class A1, 1.64% 7/15/21	3,630,000	3,657,313
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	386,906	386,117
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	1,685,701	1,681,925
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	1,853,810	1,848,728
Series 2016-2 Class A2, 1.74% 2/22/22(a)	2,331,000	2,324,326
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (b)	4,436	3,869
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (b)	32,550	30,709
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	3,187,172	3,202,849
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	6,299,000	6,431,791
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,820,618
Series 2015-2 Class A, 2.44% 1/15/27 (a)	3,480,000	3,563,958
Series 2016-1 Class A, 2.31% 8/15/27 (a)	4,000,000	4,071,254
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,078,641
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,501,353
Series 2014-4 Class A1, 1.4% 8/15/19	11,000,000	11,004,142
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	6,005,871
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.2594% 1/25/35 (b)	81,136	69,649
Class M4, 1.5444% 1/25/35 (b)	39,567	21,164
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (a)(b)	119,665	99,415
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (a)(b)	75,272	69,751
Class B, 0.7877% 11/15/34 (a)(b)	27,311	24,355
Class C, 0.8877% 11/15/34 (a)(b)	45,074	39,558
Class D, 1.2577% 11/15/34 (a)(b)	17,097	14,663
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	1,191,077	1,191,604
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,406,338
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,726,838
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,160,000	3,167,132
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	20,055	442
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (b)	30,879	28,760
Series 2003-5 Class A2, 1.2244% 12/25/33 (b)	2,817	2,584
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	141,116	98,865
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	518,877	518,760
Series 2015-A Class A3, 1.42% 9/17/18 (a)	2,402,000	2,405,519
Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,966,000	2,973,876
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.43% 3/15/21 (a)	2,151,000	2,154,979
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7879% 7/25/36 (b)	19,904	9,226
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	2,871	2,860
Series 2006-A Class 2C, 1.7901% 3/27/42 (b)	392,000	193,441
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (b)	30,887	743
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (b)	12,676	10,505
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (b)	22,089	20,829
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (b)	3,461	2,987
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	144,179	138,780
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	4,895	4,191
Series 2004-NC8 Class M6, 2.3994% 9/25/34 (b)	50,388	46,899
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (b)	23,275	20,874
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (b)	17,749	410
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 3.1294% 2/25/26 (a)	1,437,586	1,443,462
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	5,000,000	4,999,765
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (b)	162,650	153,061
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,498,764
Series 2016-A Class A2, 1.55% 6/15/21	2,442,000	2,430,516
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (b)	60,741	55,488
Class M4, 2.6994% 9/25/34 (b)	77,891	48,381
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (b)	126,217	112,386
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (b)	582	491
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	774,000	775,147
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (b)	72,868	67,664
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (b)	49,265	46,643
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (b)	4,298	3,737
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	1,000,000	1,013,399
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	2,472	2,201
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (a)(b)	304,515	133,987
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (a)	4,069,000	4,070,961
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	3,104,000	3,085,033
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,226,000	2,231,676
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,585,331	1,584,780
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,160,042
TOTAL ASSET-BACKED SECURITIES
(Cost $176,141,120)		177,494,071

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.9413% 5/27/35 (a)(b)	456,287	468,933
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (b)	56,777	52,352
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	981,711	981,711
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (a)(b)	35,000	28,709
Class B6, 3.3243% 6/10/35 (a)(b)	58,226	43,445
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	2,439	2,387

TOTAL PRIVATE SPONSOR		1,577,537

U.S. Government Agency - 1.0%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	303,098	319,350
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	848	856
Series 2015-28 Class P, 2.5% 5/25/45	7,043,305	7,212,102
Series 2014-57 Class A, 3% 9/25/44	1,946,018	2,009,897
Series 2015-28 Class JE, 3% 5/25/45	5,238,646	5,463,302
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	155	155
Series 3820 Class DA, 4% 11/15/35	259,853	269,759
Series 3777 Class AC, 3.5% 12/15/25	452,941	474,539
Series 3949 Class MK, 4.5% 10/15/34	193,958	209,479
Series 4472 Class WL, 3% 5/15/45	2,404,104	2,504,010
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	7,415,894	7,519,523

TOTAL U.S. GOVERNMENT AGENCY		25,982,972

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $27,583,449)		27,560,509

Commercial Mortgage Securities - 5.3%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	336,646	339,996
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (b)(f)	32,221	15
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	85,375	85,252
Series 2007-5 Class A4, 5.492% 2/10/51	2,318,575	2,376,948
Series 2007-2 Class A4, 5.6241% 4/10/49 (b)	6,525,345	6,576,960
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	2,219,421	2,250,637
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A2, 2.612% 6/15/49	2,685,000	2,786,631
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 1.6577% 5/15/32 (a)(b)	1,927,035	1,924,595
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	3,500,000	3,616,076
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (a)(b)	3,031	2,767
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (a)(b)	76,709	65,942
Class B1, 1.9244% 1/25/36 (a)(b)	3,346	2,556
Class M1, 0.9744% 1/25/36 (a)(b)	24,745	20,452
Class M2, 0.9944% 1/25/36 (a)(b)	7,424	6,028
Class M3, 1.0244% 1/25/36 (a)(b)	10,841	8,781
Class M4, 1.1344% 1/25/36 (a)(b)	5,996	4,781
Class M5, 1.1744% 1/25/36 (a)(b)	5,996	4,603
Class M6, 1.2244% 1/25/36 (a)(b)	6,368	4,800
Series 2006-3A Class M4, 0.9544% 10/25/36 (a)(b)	3,248	2,359
Series 2007-1 Class A2, 0.7944% 3/25/37 (a)(b)	50,806	42,932
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (a)(b)	54,165	46,576
Class A2, 0.8444% 7/25/37 (a)(b)	50,639	40,245
Class M1, 0.8944% 7/25/37 (a)(b)	17,782	13,512
Class M2, 0.9344% 7/25/37 (a)(b)	9,607	6,847
Class M3, 1.0144% 7/25/37 (a)(b)	7,474	5,284
Series 2007-3:
Class A2, 0.8144% 7/25/37 (a)(b)	47,853	37,985
Class M1, 0.8344% 7/25/37 (a)(b)	10,615	8,095
Class M2, 0.8644% 7/25/37 (a)(b)	11,389	8,270
Class M3, 0.8944% 7/25/37 (a)(b)	17,570	11,847
Class M4, 1.0244% 7/25/37 (a)(b)	27,800	18,598
Class M5, 1.1244% 7/25/37 (a)(b)	13,529	6,675
Series 2007-4A Class M1, 1.4379% 9/25/37 (a)(b)	9,117	2,964
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-PW14 Class A1A, 5.189% 12/11/38	271,197	271,748
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (a)(b)	6,411	6,298
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	559,963	578,221
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.0801% 12/15/27 (a)(b)	6,725,696	6,740,477
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	5,000,000	5,146,651
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	292,557	292,212
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,426,354
Series 2016-P4 Class A2, 2.446% 7/10/49	1,073,000	1,099,657
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	37,168	37,136
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,232,002
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,072,044
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	816,455
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,016,701
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,015,920
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	984,388
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.3577% 4/15/17 (a)(b)	14,378	14,383
sequential payer Series 2006-C8:
Class A1A, 5.292% 12/10/46	734,403	739,108
Class A4, 5.306% 12/10/46	981,590	981,510
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.0936% 12/10/49 (b)	3,071,219	3,190,856
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	383,006	385,067
Series 2007-C3 Class A4, 5.6994% 6/15/39 (b)	1,284,394	1,299,898
CSMC Series 2015-TOWN:
Class B, 2.4077% 3/15/17 (a)(b)	264,000	259,336
Class C, 2.7577% 3/15/17 (a)(b)	257,000	251,628
Class D, 3.7077% 3/15/17 (a)(b)	1,003,000	983,485
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.8077% 12/15/34 (a)(b)	5,058,216	5,081,923
Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	2,358,850	2,438,441
Class CFX, 3.4949% 12/15/34 (a)(b)	1,059,000	1,080,269
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	2,544,000	2,571,461
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	4,668,740	4,718,486
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	824,891	829,582
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	150,000	150,172
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4841% 7/15/31 (a)(b)	337,588	333,459
Series 2016-ICE2 Class A, 2.412% 2/15/33 (a)(b)	2,828,000	2,841,893
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	104,054	103,985
Class A4, 5.56% 11/10/39	189,762	189,646
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,606,423
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4676% 11/5/30 (a)(b)	440,663	440,961
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	110,000	110,292
Class DFX, 4.4065% 11/5/30 (a)	1,039,000	1,042,349
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	2,082,656
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,632,347
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4077% 4/15/27 (a)(b)	1,100,000	1,077,213
Series 2014-FL5 Class A, 1.3077% 7/15/31 (a)(b)	1,056,206	1,056,173
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	2,750,498	2,756,734
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (b)	3,472,631	3,526,501
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	28,009	28,457
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,374,961	3,408,896
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,718,000	1,782,121
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A1A, 5.335% 11/15/38	1,311,381	1,311,559
Series 2007-C1 Class A4, 5.424% 2/15/40	1,325,083	1,333,254
Series 2007-C7 Class A3, 5.866% 9/15/45	1,202,010	1,247,282
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.4984% 1/12/44 (a)(b)	48,688	48,584
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	3,962,448	3,985,849
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	841,897
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (a)(b)	40,774	40,762
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	292,901	295,570
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	3,040,219
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,635,000	2,666,555
Series 2007-T27 Class A1A, 5.6426% 6/11/42 (b)	816,394	837,007
SCG Trust Series 2013-SRP1 Class A, 1.8814% 11/15/26 (a)(b)	2,027,000	2,025,876
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,539,669	1,545,336
Class A4, 5.308% 11/15/48	224,352	224,886
Series 2007-C30 Class A5, 5.342% 12/15/43	5,468,000	5,512,687
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	1,802,000	1,842,600
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (b)	2,795,906	2,841,373
Class A5, 5.9484% 2/15/51 (b)	143,000	147,075
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	92,148	92,064
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.82% 6/15/29 (a)(b)	2,645,000	2,644,998
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A2, 2.495% 7/15/48	859,000	883,349
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,353,521
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $132,611,312)		131,824,287

Municipal Securities - 0.4%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,790,740
Series 2011:
5.665% 3/1/18	630,000	662,029
5.877% 3/1/19	4,715,000	5,115,351
Series 2013, 2.69% 12/1/17	500,000	503,565
TOTAL MUNICIPAL SECURITIES
(Cost $8,903,702)		9,071,685

Bank Notes - 1.8%
Bank of America NA 1.75% 6/5/18	2,000,000	2,013,866
Capital One Bank NA:
1.3% 6/5/17	1,000,000	1,000,193
2.25% 2/13/19	1,000,000	1,011,919
Capital One NA 1.65% 2/5/18	3,000,000	3,004,209
Citizens Bank NA 2.3% 12/3/18	1,384,000	1,400,337
Discover Bank 3.1% 6/4/20	3,590,000	3,693,177
Fifth Third Bank:
2.375% 4/25/19	2,000,000	2,040,376
2.875% 10/1/21	2,000,000	2,088,256
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,015,585
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,847,268
KeyBank NA:
1.65% 2/1/18	397,000	398,743
2.35% 3/8/19	2,000,000	2,037,698
2.5% 12/15/19	3,783,000	3,884,566
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,119,862
Marshall & Ilsley Bank 5% 1/17/17	1,868,000	1,890,711
RBS Citizens NA 2.5% 3/14/19	1,153,000	1,170,328
Regions Bank 7.5% 5/15/18	250,000	272,959
Regions Financial Corp. 2.25% 9/14/18	4,000,000	4,021,740
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	5,088,185
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,231,864
Wachovia Bank NA 6% 11/15/17	570,000	600,795
TOTAL BANK NOTES
(Cost $45,131,070)		45,832,637
	Shares	Value

Fixed-Income Funds - 0.7%
Fidelity Specialized High Income Central Fund (g)
(Cost $17,363,754)	167,345	17,246,563

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.42% (h)
(Cost $113,606,378)	113,606,378	113,606,378
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,483,290,362)		2,507,937,153
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,432,632)
NET ASSETS - 100%		$2,505,504,521

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 1,855	$(6)	$0	$(6)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $385,225,345 or 15.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $122,366.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$201,821
Fidelity Specialized High Income Central Fund	898,573
Total	$1,100,394

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,060,481	$901,003	$--	$17,246,563	2.1%
Total	$16,060,481	$901,003	$--	$17,246,563

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,658,474,141	$--	$1,658,474,141	$--
U.S. Government and Government Agency Obligations	315,613,425	--	315,613,425	--
U.S. Government Agency - Mortgage Securities	11,213,457	--	11,213,457	--
Asset-Backed Securities	177,494,071	--	177,034,242	459,829
Collateralized Mortgage Obligations	27,560,509	--	27,560,509	--
Commercial Mortgage Securities	131,824,287	--	131,793,691	30,596
Municipal Securities	9,071,685	--	9,071,685	--
Bank Notes	45,832,637	--	45,832,637	--
Fixed-Income Funds	17,246,563	17,246,563	--	--
Money Market Funds	113,606,378	113,606,378	--	--
Total Investments in Securities:	$2,507,937,153	$130,852,941	$2,376,593,787	$490,425
Derivative Instruments:
Liabilities
Swaps	$(6)	$--	$(6)	$--
Total Liabilities	$(6)	$--	$(6)	$--
Total Derivative Instruments:	$(6)	$--	$(6)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(6)
Total Credit Risk	0	(6)
Total Value of Derivatives	$0	$(6)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.1%
United Kingdom	3.9%
Canada	2.6%
Japan	1.6%
Netherlands	1.6%
France	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,352,320,230)	$2,377,084,212
Fidelity Central Funds (cost $130,970,132)	130,852,941
Total Investments (cost $2,483,290,362)		$2,507,937,153
Receivable for investments sold		9,497
Receivable for fund shares sold		7,544,245
Interest receivable		13,369,150
Distributions receivable from Fidelity Central Funds		33,718
Other receivables		16
Total assets		2,528,893,779
Liabilities
Payable to custodian bank	$8,631
Payable for investments purchased	17,916,272
Payable for fund shares redeemed	4,018,523
Distributions payable	283,739
Bi-lateral OTC swaps, at value	6
Accrued management fee	631,063
Distribution and service plan fees payable	194,852
Other affiliated payables	336,172
Total liabilities		23,389,258
Net Assets		$2,505,504,521
Net Assets consist of:
Paid in capital		$2,498,801,997
Undistributed net investment income		1,452,233
Accumulated undistributed net realized gain (loss) on investments		(19,396,494)
Net unrealized appreciation (depreciation) on investments		24,646,785
Net Assets		$2,505,504,521
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($362,480,743 ÷ 31,347,129 shares)		$11.56
Maximum offering price per share (100/97.25 of $11.56)		$11.89
Class T:
Net Asset Value and redemption price per share ($191,505,447 ÷ 16,551,702 shares)		$11.57
Maximum offering price per share (100/97.25 of $11.57)		$11.90
Class C:
Net Asset Value and offering price per share ($97,986,963 ÷ 8,493,196 shares)(a)		$11.54
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,315,946,705 ÷ 113,513,732 shares)		$11.59
Class I:
Net Asset Value, offering price and redemption price per share ($537,584,663 ÷ 46,363,159 shares)		$11.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Interest		$44,811,930
Income from Fidelity Central Funds		1,100,394
Total income		45,912,324
Expenses
Management fee	$6,142,989
Transfer agent fees	2,592,884
Distribution and service plan fees	2,259,550
Fund wide operations fee	771,338
Independent trustees' fees and expenses	8,593
Miscellaneous	3,984
Total expenses before reductions	11,779,338
Expense reductions	(2,477)	11,776,861
Net investment income (loss)		34,135,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,995,486
Swaps	771
Total net realized gain (loss)		1,996,257
Change in net unrealized appreciation (depreciation) on: Investment securities	23,802,151
Swaps	2,765
Total change in net unrealized appreciation (depreciation)		23,804,916
Net gain (loss)		25,801,173
Net increase (decrease) in net assets resulting from operations		$59,936,636

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,135,463	$21,313,755
Net realized gain (loss)	1,996,257	2,048,322
Change in net unrealized appreciation (depreciation)	23,804,916	(16,775,250)
Net increase (decrease) in net assets resulting from operations	59,936,636	6,586,827
Distributions to shareholders from net investment income	(32,385,208)	(19,985,756)
Share transactions - net increase (decrease)	747,404,314	941,601,529
Total increase (decrease) in net assets	774,955,742	928,202,600
Net Assets
Beginning of period	1,730,548,779	802,346,179
End of period	$2,505,504,521	$1,730,548,779
Other Information
Undistributed net investment income end of period	$1,452,233	$1,692,799

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.52	$11.33	$11.69	$11.45
Income from Investment Operations
Net investment income (loss)A	.179	.170	.232	.243	.289
Net realized and unrealized gain (loss)	.132	(.111)	.160	(.384)	.215
Total from investment operations	.311	.059	.392	(.141)	.504
Distributions from net investment income	(.171)	(.159)	(.202)	(.219)	(.264)
Total distributions	(.171)	(.159)	(.202)	(.219)	(.264)
Net asset value, end of period	$11.56	$11.42	$11.52	$11.33	$11.69
Total ReturnB,C	2.75%	.51%	3.48%	(1.24)%	4.46%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.76%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.76%	.76%	.79%	.82%	.83%
Net investment income (loss)	1.56%	1.48%	2.02%	2.09%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$362,481	$304,040	$215,800	$155,980	$192,761
Portfolio turnover rateF	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.53	$11.34	$11.70	$11.45
Income from Investment Operations
Net investment income (loss)A	.178	.170	.234	.246	.292
Net realized and unrealized gain (loss)	.142	(.121)	.161	(.384)	.225
Total from investment operations	.320	.049	.395	(.138)	.517
Distributions from net investment income	(.170)	(.159)	(.205)	(.222)	(.267)
Total distributions	(.170)	(.159)	(.205)	(.222)	(.267)
Net asset value, end of period	$11.57	$11.42	$11.53	$11.34	$11.70
Total ReturnB,C	2.83%	.42%	3.50%	(1.21)%	4.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.77%	.80%	.80%
Expenses net of fee waivers, if any	.76%	.76%	.77%	.80%	.80%
Expenses net of all reductions	.76%	.76%	.77%	.80%	.80%
Net investment income (loss)	1.56%	1.48%	2.04%	2.11%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$191,505	$193,612	$198,510	$210,150	$265,426
Portfolio turnover rateF	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$11.50	$11.31	$11.67	$11.42
Income from Investment Operations
Net investment income (loss)A	.090	.081	.143	.155	.204
Net realized and unrealized gain (loss)	.142	(.121)	.162	(.384)	.225
Total from investment operations	.232	(.040)	.305	(.229)	.429
Distributions from net investment income	(.082)	(.070)	(.115)	(.131)	(.179)
Total distributions	(.082)	(.070)	(.115)	(.131)	(.179)
Net asset value, end of period	$11.54	$11.39	$11.50	$11.31	$11.67
Total ReturnB,C	2.05%	(.35)%	2.70%	(1.98)%	3.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.53%	1.54%	1.56%	1.58%	1.57%
Expenses net of fee waivers, if any	1.53%	1.54%	1.56%	1.58%	1.57%
Expenses net of all reductions	1.53%	1.54%	1.56%	1.58%	1.57%
Net investment income (loss)	.79%	.71%	1.25%	1.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$97,987	$81,929	$64,333	$53,096	$65,425
Portfolio turnover rateF	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Bond Fund

Years ended August 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.214	.205	.209
Net realized and unrealized gain (loss)	.133	(.110)	.038
Total from investment operations	.347	.095	.247
Distributions from net investment income	(.207)	(.195)	(.197)
Total distributions	(.207)	(.195)	(.197)
Net asset value, end of period	$11.59	$11.45	$11.55
Total ReturnC,D	3.06%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.45%	.46%G
Expenses net of fee waivers, if any	.45%	.45%	.46%G
Expenses net of all reductions	.45%	.45%	.46%G
Net investment income (loss)	1.87%	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,315,947	$758,240	$147,629
Portfolio turnover rateH	50%	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$11.55	$11.36	$11.72	$11.48
Income from Investment Operations
Net investment income (loss)A	.209	.200	.262	.273	.319
Net realized and unrealized gain (loss)	.142	(.111)	.161	(.385)	.213
Total from investment operations	.351	.089	.423	(.112)	.532
Distributions from net investment income	(.201)	(.189)	(.233)	(.248)	(.292)
Total distributions	(.201)	(.189)	(.233)	(.248)	(.292)
Net asset value, end of period	$11.60	$11.45	$11.55	$11.36	$11.72
Total ReturnB	3.10%	.78%	3.74%	(.99)%	4.71%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.53%	.57%	.58%
Expenses net of fee waivers, if any	.50%	.50%	.53%	.57%	.58%
Expenses net of all reductions	.50%	.50%	.53%	.57%	.58%
Net investment income (loss)	1.82%	1.74%	2.28%	2.34%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$537,585	$391,808	$174,568	$84,843	$101,234
Portfolio turnover rateE	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$29,858,317
Gross unrealized depreciation	(4,610,144)
Net unrealized appreciation (depreciation) on securities	$25,248,173
Tax Cost	$2,482,688,980

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(17,480,764)
Net unrealized appreciation (depreciation) on securities and other investments	$25,248,166

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(17,480,764)

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$ 32,385,208	$ 19,985,756

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$771	$2,765

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $725,696,490 and $260,780,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$801,330	$52,781
Class T	-%	.25%	482,681	105
Class B	.65%	.25%	6,271	4,529
Class C	.75%	.25%	969,268	176,742
			$2,259,550	$234,157

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$32,132
Class T	16,229
Class B(a)	221
Class C(a)	28,128
$76,710

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$500,237.16
Class T	317,619.16
Class B	1,639.19
Class C	175,103.18
Fidelity Limited Term Bond Fund	907,822.10
Class I	690,464.15
	$2,592,884

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,984 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $71,844.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,477.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Class A	$4,761,029	$3,729,622
Class T	2,871,639	2,760,770
Class B	5,842	9,214
Class C	692,331	455,450
Fidelity Limited Term Bond Fund	16,082,729	7,753,652
Class I	7,971,638	5,277,048
Total	$32,385,208	$19,985,756

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Class A
Shares sold	20,292,208	22,883,010	$232,299,567	$262,802,297
Reinvestment of distributions	383,701	302,206	4,391,933	3,471,902
Shares redeemed	(15,960,237)	(15,281,488)	(182,641,693)	(175,517,852)
Net increase (decrease)	4,715,672	7,903,728	$54,049,807	$90,756,347
Class T
Shares sold	5,184,484	4,726,276	$59,323,000	$54,308,583
Reinvestment of distributions	235,748	225,689	2,698,835	2,594,606
Shares redeemed	(5,817,689)	(5,219,634)	(66,587,159)	(59,996,049)
Net increase (decrease)	(397,457)	(267,669)	$(4,565,324)	$(3,092,860)
Class B
Shares sold	32,756	45,219	$373,130	$518,562
Reinvestment of distributions	438	769	4,985	8,827
Shares redeemed	(113,795)	(96,326)	(1,305,693)	(1,103,458)
Net increase (decrease)	(80,601)	(50,338)	$(927,578)	$(576,069)
Class C
Shares sold	5,293,797	3,762,661	$60,296,153	$43,110,911
Reinvestment of distributions	53,649	34,649	611,667	397,236
Shares redeemed	(4,047,030)	(2,200,235)	(46,268,973)	(25,199,324)
Net increase (decrease)	1,300,416	1,597,075	$14,638,847	$18,308,823
Fidelity Limited Term Bond Fund
Shares sold	83,235,883	73,683,363	$957,055,992	$848,661,103
Reinvestment of distributions	1,273,968	626,332	14,633,176	7,211,684
Shares redeemed	(37,243,869)	(20,841,425)	(427,177,020)	(239,689,901)
Net increase (decrease)	47,265,982	53,468,270	$544,512,148	$616,182,886
Class I
Shares sold	29,985,672	31,060,194	$344,469,999	$357,596,586
Reinvestment of distributions	549,729	376,794	6,312,028	4,341,226
Shares redeemed	(18,397,774)	(12,319,776)	(211,085,613)	(141,915,410)
Net increase (decrease)	12,137,627	19,117,212	$139,696,414	$220,022,402

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Limited Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Limited Term Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Advisor Limited Term Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust[s] or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.75%
Actual		$1,000.00	$1,024.20	$3.82
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Class T	.76%
Actual		$1,000.00	$1,025.10	$3.87
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class C	1.52%
Actual		$1,000.00	$1,021.20	$7.72
Hypothetical-C		$1,000.00	$1,017.50	$7.71
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$1,025.70	$2.29
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,026.40	$2.55
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 3.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $17,794,048 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	10,101,619,930.43	98.463
Withheld	157,758,921.92	1.537
TOTAL	10,259,378,852.35	100.000
John Engler
Affirmative	10,090,282,853.06	98.352
Withheld	169,095,999.29	1.648
TOTAL	10,259,378,852.35	100.000
Albert R. Gamper, Jr.
Affirmative	10,089,041,467.11	98.340
Withheld	170,337,385.24	1.660
TOTAL	10,259,378,852.35	100.000
Robert F. Gartland
Affirmative	10,099,626,114.68	98.443
Withheld	159,752,737.67	1.557
TOTAL	10,259,378,852.35	100.000
Abigail P. Johnson
Affirmative	10,086,662,725.59	98.317
Withheld	172,716,126.76	1.683
TOTAL	10,259,378,852.35	100.000
Arthur E. Johnson
Affirmative	10,096,352,195.08	98.411
Withheld	163,026,657.27	1.589
TOTAL	10,259,378,852.35	100.000
Michael E. Kenneally
Affirmative	10,099,945,094.73	98.446
Withheld	159,433,757.62	1.554
TOTAL	10,259,378,852.35	100.000
James H. Keyes
Affirmative	10,089,844,753.01	98.348
Withheld	169,534,099.34	1.652
TOTAL	10,259,378,852.35	100.000
Marie L. Knowles
Affirmative	10,088,735,154.35	98.337
Withheld	170,643,698.00	1.663
TOTAL	10,259,378,852.35	100.000
Geoffrey A. von Kuhn
Affirmative	10,091,118,196.46	98.360
Withheld	168,260,655.89	1.640
TOTAL	10,259,378,852.35	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BTL-ANN-1016
1.9584915.102

Fidelity Advisor® Limited Term Bond Fund Class A, Class T, Class C and Class I Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	(0.08)%	1.40%	3.32%
Class T (incl. 2.75% sales charge)	0.00%	1.43%	3.34%
Class C (incl. contingent deferred sales charge)	1.05%	1.22%	2.84%
Class I	3.10%	2.25%	3.90%

 Prior to October 30, 2013, the fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Bond Fund - Class A on August 31, 2006, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

Period Ending Values
$13,866	Fidelity Advisor® Limited Term Bond Fund - Class A
$13,852	Barclays® U.S. 1-5 Year Government/Credit Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.'s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period's second half.

Comments from Lead Portfolio Manager Rob Galusza:  For the year, most of the fund's share classes (excluding sales charges, if applicable) gained about 3%, roughly in line, net of fees, with the 3.07% return of the Fidelity Limited Term Composite Index. In a fairly volatile period, overweighting corporate bonds helped the fund's performance versus the Composite index, notably the bonds of financial firms and energy companies. Elsewhere within corporates, our industrial holdings slightly outperformed, helped partly by attractive new issues from some high-quality companies in the communications segment. Outside of corporates, the fund benefited from its underweighting in U.S. government-agency debt, which lagged U.S. Treasuries. Underweighting Treasuries also helped the fund's relative performance to a degree. Conversely, nothing about our positioning was particularly negative. That said, our picks among utility bonds slightly detracted. I also would point to our out-of-benchmark stake in MBS, which hurt a bit. At period end, we maintained an overweighting in corporate bonds, where we continued to find value. We added significantly to the fund's Treasury holdings the past year, mainly to allow us more "dry powder" for future opportunities. In addition, we reduced exposure to several securitized sectors. Looking ahead, we continue to make investments in areas where we have high conviction.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	14.0%
AAA	11.3%
AA	4.4%
A	23.4%
BBB	37.7%
BB and Below	4.8%
Short-Term Investments and Net Other Assets	4.4%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	10.0%
AAA	14.5%
AA	3.6%
A	26.3%
BBB	38.5%
BB and Below	6.6%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*,**
Corporate Bonds	66.8%
U.S. Government and U.S. Government Agency Obligations	14.0%
Asset-Backed Securities	7.1%
CMOs and Other Mortgage Related Securities	5.4%
Municipal Bonds	0.4%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 14.9%

 ** Futures and Swaps - 0.0%

As of February 29, 2016 *,**
Corporate Bonds	70.3%
U.S. Government and U.S. Government Agency Obligations	10.0%
Asset-Backed Securities	8.4%
CMOs and Other Mortgage Related Securities	7.7%
Municipal Bonds	0.8%
Other Investments	2.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 15.5%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 66.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 2.2%
American Honda Finance Corp.:
1.2% 7/14/17	$5,000,000	$5,010,155
1.7% 2/22/19	1,918,000	1,938,214
2.125% 10/10/18	500,000	509,744
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	2,000,000	2,004,238
1.5% 7/5/19 (a)	5,000,000	4,980,015
1.65% 5/18/18 (a)	3,000,000	3,011,385
2.25% 3/2/20 (a)	3,020,000	3,075,798
2.375% 8/1/18 (a)	1,000,000	1,016,393
2.45% 5/18/20 (a)	6,415,000	6,583,593
General Motors Financial Co., Inc.:
2.4% 4/10/18	3,000,000	3,022,248
3% 9/25/17	3,000,000	3,039,471
3.15% 1/15/20	5,000,000	5,105,085
3.2% 7/13/20	5,000,000	5,111,245
4.2% 3/1/21	3,000,000	3,165,552
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,000,000	997,997
2.4% 5/22/20 (a)	3,098,000	3,134,643
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	620,000	619,752
2.125% 11/20/18 (a)	1,500,000	1,511,064
2.375% 3/22/17 (a)	600,000	602,820
		54,439,412
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,127,636
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.:
2.1% 12/7/18	742,000	755,138
2.2% 5/26/20	5,000,000	5,116,115
2.75% 12/9/20	345,000	359,011
		6,230,264
Household Durables - 0.3%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,065,000
4% 2/15/20	3,000,000	3,142,500
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,603,125
		7,810,625
Media - 3.3%
21st Century Fox America, Inc. 4.5% 2/15/21	10,000,000	11,117,180
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	3,043,593
CBS Corp. 2.3% 8/15/19	1,980,000	2,004,582
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (a)	10,000,000	10,457,970
Comcast Corp.:
1.625% 1/15/22	3,660,000	3,633,286
6.3% 11/15/17	6,000,000	6,369,588
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000,000	4,263,076
Discovery Communications LLC 5.05% 6/1/20	322,000	354,212
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	3,050,454
Thomson Reuters Corp. 1.65% 9/29/17	5,050,000	5,069,533
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,140,904
6.75% 7/1/18	1,141,000	1,243,410
8.25% 4/1/19	500,000	577,833
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	2,029,266
4.75% 3/29/21	2,113,000	2,368,713
6.875% 6/15/18	5,095,000	5,578,419
Viacom, Inc.:
2.2% 4/1/19	6,000,000	6,016,902
3.5% 4/1/17	455,000	460,405
6.125% 10/5/17	3,179,000	3,334,246
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,105,534
		82,219,106

TOTAL CONSUMER DISCRETIONARY		151,827,043

CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	5,051,975
2.15% 2/1/19	1,500,000	1,526,307
2.65% 2/1/21	12,890,000	13,283,261
3.3% 2/1/23	9,190,000	9,643,232
Heineken NV 1.4% 10/1/17 (a)	321,000	321,669
PepsiCo, Inc. 7.9% 11/1/18	815,000	931,644
SABMiller Holdings, Inc.:
2.2% 8/1/18 (a)	2,310,000	2,338,695
2.45% 1/15/17 (a)	1,280,000	1,285,764
		34,382,547
Food & Staples Retailing - 1.3%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,568,056
2.25% 12/5/18	8,376,000	8,554,920
2.25% 8/12/19	5,000,000	5,122,525
2.8% 7/20/20	1,496,000	1,557,999
Kroger Co.:
1.2091% 10/17/16 (b)	5,000,000	5,001,330
6.4% 8/15/17	6,827,000	7,158,239
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	2,997,000	3,014,520
		31,977,589
Food Products - 1.3%
Cargill, Inc. 6% 11/27/17 (a)	106,000	112,218
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,237,401
General Mills, Inc.:
1.4% 10/20/17	3,000,000	3,011,280
2.2% 10/21/19	2,000,000	2,045,038
5.7% 2/15/17	5,000,000	5,103,410
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	614,508
5.375% 2/10/20	5,000,000	5,596,810
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,905,085
2.5% 3/15/20	1,964,000	2,012,566
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,179,914
William Wrigley Jr. Co. 2% 10/20/17 (a)	428,000	431,732
		34,249,962
Tobacco - 1.7%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,191,555
BAT International Finance PLC:
1.85% 6/15/18 (a)	7,000,000	7,065,450
2.75% 6/15/20 (a)	3,160,000	3,260,115
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	3,906,000	3,928,381
2.05% 7/20/18 (a)	2,866,000	2,891,949
2.95% 7/21/20 (a)	3,000,000	3,097,125
Philip Morris International, Inc.:
1.25% 8/11/17	2,907,000	2,912,049
1.875% 1/15/19	2,641,000	2,681,067
1.875% 2/25/21	3,088,000	3,118,957
Reynolds American, Inc.:
2.3% 6/12/18	5,704,000	5,793,530
3.25% 6/12/20	1,162,000	1,223,120
4% 6/12/22	1,077,000	1,179,250
		42,342,548

TOTAL CONSUMER STAPLES		142,952,646

ENERGY - 5.1%
Energy Equipment & Services - 1.0%
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,839,070
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	858,119
Nabors Industries, Inc. 2.35% 9/15/16	257,000	257,025
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	615,456
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	2,043,958
5% 3/16/18 (b)	102,000	100,292
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	1,003,941
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	9,662,000	9,826,669
Transocean, Inc. 3.75% 10/15/17 (c)	3,500,000	3,491,250
		25,035,780
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.:
4.85% 3/15/21	559,000	594,683
6.375% 9/15/17	71,000	74,267
BG Energy Capital PLC 2.875% 10/15/16 (a)	620,000	621,190
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	5,010,050
1.676% 5/3/19	989,000	996,579
2.521% 1/15/20	4,688,000	4,823,071
Canadian Natural Resources Ltd.:
1.75% 1/15/18	415,000	413,401
3.45% 11/15/21	4,720,000	4,821,834
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	319,015
Chevron Corp. 1.961% 3/3/20	4,000,000	4,067,740
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,107,000	2,117,101
3.3% 6/1/20	1,439,000	1,489,266
ConocoPhillips Co.:
1.5% 5/15/18	4,373,000	4,373,232
2.2% 5/15/20	1,962,000	1,978,067
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	290,905
2.7% 4/1/19	821,000	795,344
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	21,535
Enbridge, Inc. 1.1358% 6/2/17 (b)	2,613,000	2,590,027
Encana Corp. 6.5% 5/15/19	5,000,000	5,354,800
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	773,157
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,636,555
2.55% 10/15/19	178,000	182,292
2.85% 4/15/21	1,590,000	1,643,087
Exxon Mobil Corp.:
2.222% 3/1/21	3,780,000	3,879,898
2.726% 3/1/23	2,954,000	3,080,821
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,757,823
Kinder Morgan, Inc.:
2% 12/1/17	393,000	393,403
3.05% 12/1/19	4,285,000	4,399,534
Marathon Petroleum Corp. 2.7% 12/14/18	3,202,000	3,277,932
Petro-Canada 6.05% 5/15/18	3,326,000	3,561,587
Petroleos Mexicanos:
3.125% 1/23/19	77,000	78,001
3.5% 7/18/18	5,000,000	5,113,000
3.5% 7/23/20	1,355,000	1,371,938
5.5% 2/4/19 (a)	2,000,000	2,125,000
6.375% 2/4/21 (a)	2,000,000	2,214,600
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,274,554
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	3,019,131
5.75% 1/15/20	962,000	1,049,742
Schlumberger Investment SA 1.25% 8/1/17 (a)	1,000,000	1,000,250
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,333,726
Southwestern Energy Co. 5.8% 1/23/20 (b)	864,000	864,000
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,248
Spectra Energy Partners LP 2.95% 9/25/18	90,000	91,643
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,013,842
Total Capital International SA 2.125% 1/10/19	2,000,000	2,040,938
TransCanada PipeLines Ltd.:
1.4571% 1/12/18 (b)	2,500,000	2,490,580
1.625% 11/9/17	3,000,000	3,007,980
1.875% 1/12/18	3,000,000	3,015,282
3.125% 1/15/19	1,693,000	1,737,582
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,257,342
5.375% 6/1/21	600,000	651,639
		103,119,214

TOTAL ENERGY		128,154,994

FINANCIALS - 32.3%
Banks - 16.6%
ABN AMRO Bank NV 2.5% 10/30/18 (a)	4,000,000	4,077,660
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	3,250,000	3,303,255
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	520,000	518,700
4% 4/14/19 (a)	2,575,000	2,608,990
6.369% 6/16/18 (a)	962,000	1,006,493
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,441,917
2% 1/11/18	11,200,000	11,267,648
2.25% 4/21/20	6,000,000	6,046,398
2.6% 1/15/19	7,495,000	7,660,565
2.625% 4/19/21	13,000,000	13,255,021
2.65% 4/1/19	7,100,000	7,265,707
5.75% 12/1/17	1,150,000	1,209,133
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,082,558
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (a)	590,000	590,383
2.3% 3/5/20 (a)	3,000,000	3,033,840
2.35% 9/8/19 (a)	3,050,000	3,092,752
2.7% 9/9/18 (a)	4,500,000	4,590,027
Barclays PLC:
2% 3/16/18	5,000,000	5,003,625
2.75% 11/8/19	5,331,000	5,373,920
2.875% 6/8/20	3,000,000	3,023,865
3.2% 8/10/21	5,045,000	5,077,389
3.25% 1/12/21	2,046,000	2,085,066
BNP Paribas 2.375% 9/14/17	6,000,000	6,059,424
BNP Paribas SA 2.375% 5/21/20	3,000,000	3,049,710
BPCE SA:
2.5% 12/10/18	5,000,000	5,092,680
2.5% 7/15/19	2,000,000	2,041,436
Capital One NA:
2.35% 8/17/18	500,000	506,725
2.4% 9/5/19	2,000,000	2,035,598
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,202,947
Citigroup, Inc.:
1.7% 4/27/18	1,500,000	1,501,704
1.75% 5/1/18	2,870,000	2,873,797
1.85% 11/24/17	3,000,000	3,012,888
2.05% 6/7/19	2,000,000	2,015,072
2.15% 7/30/18	2,000,000	2,018,880
2.35% 8/2/21	10,000,000	10,021,110
2.4% 2/18/20	4,000,000	4,052,216
2.5% 9/26/18	1,500,000	1,526,256
2.5% 7/29/19	2,000,000	2,040,492
2.55% 4/8/19	3,000,000	3,059,931
2.65% 10/26/20	3,000,000	3,072,996
2.7% 3/30/21	5,000,000	5,098,380
4.4% 6/10/25	2,604,000	2,759,886
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,597,352
2.55% 5/13/21	6,501,000	6,615,801
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	419,113
Comerica, Inc. 2.125% 5/23/19	345,000	347,813
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	762,512
2.3% 9/6/19	2,000,000	2,038,134
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	2,010,036
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,243,144
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (a)	6,000,000	6,127,482
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	2,003,002
2.3% 5/28/19	5,750,000	5,830,086
3% 10/29/21	1,500,000	1,547,357
Discover Bank:
2% 2/21/18	5,920,000	5,943,348
2.6% 11/13/18	4,000,000	4,058,828
Fifth Third Bancorp:
2.3% 3/1/19	279,000	283,410
2.875% 7/27/20	3,200,000	3,313,824
4.5% 6/1/18	3,024,000	3,165,363
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,056,505
HBOS PLC 6.75% 5/21/18 (a)	509,000	544,507
HSBC Bank PLC 1.5% 5/15/18 (a)	1,570,000	1,565,739
HSBC Holdings PLC 2.95% 5/25/21	4,000,000	4,101,584
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	3,032,610
2.625% 9/24/18	262,000	266,472
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,978,915
3.15% 3/14/21	3,000,000	3,117,888
7% 12/15/20	180,000	209,639
Huntington National Bank 2.2% 4/1/19	1,000,000	1,010,268
ING Bank NV 1.8% 3/16/18 (a)	5,000,000	5,023,575
Intesa Sanpaolo SpA 2.375% 1/13/17	10,750,000	10,769,974
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,503,075
1.625% 5/15/18	4,500,000	4,519,724
2% 8/15/17	4,500,000	4,535,213
2.2% 10/22/19	10,058,000	10,227,206
2.25% 1/23/20	3,000,000	3,040,386
2.35% 1/28/19	1,942,000	1,982,063
2.55% 10/29/20	3,000,000	3,067,191
2.75% 6/23/20	7,000,000	7,204,757
KeyCorp. 2.3% 12/13/18	2,000,000	2,031,640
La Caisse Centrale 1.75% 1/29/18 (a)	4,000,000	4,005,356
Lloyds Bank PLC 1.75% 3/16/18	3,000,000	3,000,210
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	3,033,357
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	4,000,000	4,122,848
Mizuho Bank Ltd.:
1.55% 10/17/17 (a)	1,940,000	1,940,103
1.8% 3/26/18 (a)	1,500,000	1,503,777
2.45% 4/16/19 (a)	1,400,000	1,421,517
2.65% 9/25/19 (a)	2,000,000	2,041,910
Mizuho Financial Group, Inc. 2.632% 4/12/21 (a)	5,180,000	5,255,193
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,250,279
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	1,020,057
PNC Bank NA:
1.5% 2/23/18	2,100,000	2,107,432
1.8% 11/5/18	2,000,000	2,018,984
2.15% 4/29/21	5,000,000	5,067,460
2.4% 10/18/19	3,000,000	3,075,777
Regions Financial Corp. 3.2% 2/8/21	4,000,000	4,146,992
Royal Bank of Canada:
1.5% 1/16/18	2,720,000	2,725,527
1.5% 7/29/19	5,000,000	4,986,385
4.65% 1/27/26	2,144,000	2,358,006
Royal Bank of Scotland Group PLC 1.5711% 3/31/17 (b)	8,715,000	8,707,218
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	944,409
2.25% 7/11/19	3,500,000	3,549,151
2.45% 1/10/19	590,000	600,484
2.45% 1/16/20	3,000,000	3,053,652
2.65% 7/23/20	3,000,000	3,070,464
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,527,618
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	939,169
2.5% 5/1/19	550,000	561,383
2.9% 3/3/21	2,828,000	2,931,168
3.5% 1/20/17	1,378,000	1,387,432
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	2,007,776
The Toronto-Dominion Bank:
2.125% 4/7/21	4,000,000	4,044,048
2.25% 11/5/19	2,000,000	2,041,822
2.625% 9/10/18	1,200,000	1,227,674
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,304,845
2.15% 1/15/19	5,500,000	5,592,653
2.6% 7/22/20	13,000,000	13,371,397
Westpac Banking Corp. 1.6% 8/19/19	5,000,000	4,990,835
		416,686,944
Capital Markets - 4.3%
Credit Suisse AG 6% 2/15/18	3,680,000	3,874,282
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	998,135
2.5% 2/13/19	2,250,000	2,252,876
2.85% 5/10/19	10,968,000	11,003,449
Goldman Sachs Group, Inc.:
1.4525% 12/15/17 (b)	3,000,000	3,009,753
2.375% 1/22/18	8,850,000	8,963,138
2.625% 1/31/19	13,000,000	13,333,112
2.625% 4/25/21	2,097,000	2,133,955
5.95% 1/18/18	1,693,000	1,794,064
6.15% 4/1/18	402,000	430,473
Lazard Group LLC:
4.25% 11/14/20	543,000	575,446
6.85% 6/15/17	125,000	129,775
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,032,760
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	41,911
6.875% 4/25/18	726,000	786,847
Morgan Stanley:
1.875% 1/5/18	2,000,000	2,009,974
2.125% 4/25/18	3,580,000	3,615,775
2.375% 7/23/19	9,660,000	9,823,553
2.5% 1/24/19	1,750,000	1,777,900
2.5% 4/21/21	6,200,000	6,264,561
2.65% 1/27/20	11,000,000	11,282,799
4.875% 11/1/22	2,000,000	2,216,774
5.5% 1/26/20	2,000,000	2,223,998
5.625% 9/23/19	112,000	124,490
5.95% 12/28/17	383,000	405,249
7.3% 5/13/19	603,000	688,342
UBS AG Stamford Branch:
1.3401% 3/26/18 (b)	3,000,000	3,009,714
1.375% 6/1/17	5,675,000	5,676,703
1.375% 8/14/17	6,700,000	6,698,432
		107,178,240
Consumer Finance - 3.9%
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	3,030,000
3.25% 11/5/18	3,000,000	3,028,125
4.25% 4/15/21	2,920,000	3,007,600
American Express Co. 1.55% 5/22/18	3,000,000	3,007,398
American Express Credit Corp.:
2.125% 3/18/19	5,520,000	5,627,955
2.25% 5/5/21	4,000,000	4,067,260
American Honda Finance Corp. 1.5% 9/11/17 (a)	620,000	622,597
Capital One Financial Corp. 2.45% 4/24/19	5,450,000	5,560,657
Discover Financial Services 6.45% 6/12/17	3,381,000	3,501,188
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	2,000,800
1.684% 9/8/17	1,000,000	1,001,217
1.897% 8/12/19	3,000,000	3,000,114
2.145% 1/9/18	2,500,000	2,514,875
2.24% 6/15/18	6,000,000	6,049,452
2.597% 11/4/19	5,000,000	5,090,835
2.875% 10/1/18	2,500,000	2,561,465
3% 6/12/17	4,500,000	4,554,297
3.157% 8/4/20	3,000,000	3,096,312
Hyundai Capital America:
1.45% 2/6/17 (a)	632,000	632,234
2% 3/19/18 (a)	1,891,000	1,900,534
2% 7/1/19 (a)	3,000,000	3,012,024
2.125% 10/2/17 (a)	2,437,000	2,453,572
2.55% 2/6/19 (a)	4,759,000	4,852,738
2.6% 3/19/20 (a)	2,000,000	2,039,570
2.875% 8/9/18 (a)	2,606,000	2,660,776
Synchrony Financial:
1.875% 8/15/17	173,000	173,370
2.6% 1/15/19	5,887,000	5,966,039
2.7% 2/3/20	2,500,000	2,520,020
3% 8/15/19	3,000,000	3,066,705
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	5,033,055
2% 10/24/18	2,500,000	2,539,780
		98,172,564
Diversified Financial Services - 1.4%
AIG Global Funding 1.65% 12/15/17 (a)	2,000,000	2,009,182
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	620,000	622,570
1.7% 3/15/19	1,631,000	1,651,544
Berkshire Hathaway, Inc. 2.2% 3/15/21	1,436,000	1,474,539
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,319,897
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,967,607
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,648,615
IntercontinentalExchange, Inc.:
2.5% 10/15/18	347,000	355,254
2.75% 12/1/20	2,647,000	2,759,093
Moody's Corp. 2.75% 7/15/19	8,000,000	8,205,664
S&P Global, Inc. 2.5% 8/15/18	1,049,000	1,065,845
		35,079,810
Insurance - 3.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,206,400
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,160,650
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,634,853
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,404,309
3.3% 3/1/21	4,987,000	5,231,732
4.875% 6/1/22	1,484,000	1,661,338
5.85% 1/16/18	1,910,000	2,020,031
Aon Corp. 5% 9/30/20	2,178,000	2,408,772
Aon PLC 2.8% 3/15/21	7,000,000	7,149,492
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,025,710
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (a)(b)	259,000	221,445
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,365
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,599,000	6,199,297
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	503,074
2.35% 3/6/20	5,000,000	5,084,390
2.55% 10/15/18	517,000	525,557
3.3% 3/14/23	1,731,000	1,812,492
MassMutual Global Funding II 2.35% 4/9/19 (a)	1,000,000	1,020,341
MetLife, Inc. 1.756% 12/15/17 (b)	269,000	270,263
Metropolitan Life Global Funding I:
1.3% 4/10/17 (a)	1,500,000	1,502,901
1.5% 1/10/18 (a)	4,431,000	4,453,164
2% 4/14/20 (a)	3,000,000	3,028,842
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,517,836
Pacific LifeCorp 6% 2/10/20 (a)	7,000,000	7,771,316
Pricoa Global Funding I:
1.15% 11/25/16 (a)	2,000,000	2,001,308
1.6% 5/29/18 (a)	967,000	971,203
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,245,010
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,673,356
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	280,000	287,476
Unum Group:
5.625% 9/15/20	2,743,000	3,069,379
7.125% 9/30/16	704,000	706,734
		89,787,036
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	204,568
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,316,334
Boston Properties, Inc.:
3.7% 11/15/18	1,787,000	1,865,469
5.875% 10/15/19	446,000	496,686
DDR Corp.:
3.5% 1/15/21	360,000	372,243
4.75% 4/15/18	1,634,000	1,703,027
7.5% 4/1/17	389,000	401,389
Duke Realty LP:
6.75% 3/15/20	35,000	40,261
8.25% 8/15/19	7,000	8,216
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,671,985
3.375% 6/1/25	3,000,000	3,146,559
5.75% 6/15/17	442,000	457,210
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	5,127,955
5.9% 4/1/20	5,000	5,687
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,070,638
Health Care Property Investors, Inc. 6% 1/30/17	750,000	762,850
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	252,242
4.7% 9/15/17	2,436,000	2,516,198
HRPT Properties Trust:
6.25% 6/15/17	186,000	188,196
6.65% 1/15/18	95,000	98,521
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,933,467
Select Income REIT 2.85% 2/1/18	597,000	600,586
Simon Property Group LP 2.2% 2/1/19	462,000	470,901
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	449,960
		28,161,148
Real Estate Management & Development - 1.4%
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	53,300
5.7% 5/1/17	369,000	379,158
Digital Realty Trust LP:
3.4% 10/1/20	1,735,000	1,808,125
3.625% 10/1/22	1,040,000	1,078,027
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,087,562
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,131,848
5.5% 12/15/16	2,260,000	2,286,456
6.625% 10/1/17	5,307,000	5,570,211
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	440,834
4.5% 4/18/22	185,000	189,091
7.75% 8/15/19	1,298,000	1,458,006
Tanger Properties LP 6.125% 6/1/20	606,000	688,331
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,881,962
3.125% 6/15/23	591,000	602,537
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,753,197
4% 4/30/19	6,000,000	6,307,848
4.25% 3/1/22	4,000,000	4,309,600
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,145,387
		34,171,480

TOTAL FINANCIALS		809,237,222

HEALTH CARE - 5.0%
Biotechnology - 1.1%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,066,794
1.8% 5/14/18	3,972,000	3,992,345
2.5% 5/14/20	5,952,000	6,088,170
Amgen, Inc.:
1.191% 5/22/17 (b)	3,000,000	3,001,980
1.25% 5/22/17	1,500,000	1,501,554
2.125% 5/1/20	1,618,000	1,642,145
2.2% 5/22/19	4,290,000	4,379,987
5.85% 6/1/17	446,000	461,398
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,567,336
2.875% 8/15/20	3,000,000	3,113,508
		26,815,217
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.:
1.8% 12/15/17	1,486,000	1,494,659
2.675% 12/15/19	329,000	340,533
Danaher Corp.:
1.65% 9/15/18	3,976,000	4,026,714
2.4% 9/15/20	619,000	639,114
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,780,153
2.5% 3/15/20	2,200,000	2,277,746
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,719,063
		13,277,982
Health Care Providers & Services - 1.0%
Aetna, Inc.:
1.9% 6/7/19	3,955,000	3,989,851
2.4% 6/15/21	2,720,000	2,759,712
Cardinal Health, Inc. 1.95% 6/15/18	462,000	466,551
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	270,629
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,501,319
2.25% 6/15/19	1,000,000	1,016,357
McKesson Corp. 2.284% 3/15/19	686,000	699,269
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,135,518
1.9% 7/16/18	3,000,000	3,036,993
2.125% 3/15/21	3,000,000	3,055,482
2.7% 7/15/20	1,361,000	1,419,032
2.875% 12/15/21	2,000,000	2,104,714
WellPoint, Inc.:
1.875% 1/15/18	326,000	327,801
2.25% 8/15/19	2,950,000	2,995,867
		25,779,095
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	136,104
2.15% 12/14/18	881,000	891,642
2.4% 2/1/19	3,086,000	3,143,977
3% 4/15/23	5,000,000	5,121,175
		9,292,898
Pharmaceuticals - 2.0%
Actavis Funding SCS:
2.35% 3/12/18	8,000,000	8,091,736
2.45% 6/15/19	352,000	358,248
3% 3/12/20	1,157,000	1,195,897
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	1,863,000	1,863,434
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	4,000,000	4,221,384
Mylan N.V.:
2.5% 6/7/19 (a)	3,165,000	3,205,139
3.15% 6/15/21 (a)	2,306,000	2,357,041
Mylan, Inc. 1.35% 11/29/16	160,000	160,182
Perrigo Co. PLC:
1.3% 11/8/16	200,000	200,080
2.3% 11/8/18	3,430,000	3,447,260
3.5% 3/15/21	1,519,000	1,569,575
Perrigo Finance PLC 3.5% 12/15/21	263,000	269,920
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	3,903,000	3,909,346
2.2% 7/21/21	11,726,000	11,729,963
2.8% 7/21/23	1,238,000	1,243,004
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,931
Zoetis, Inc.:
1.875% 2/1/18	5,445,000	5,457,278
3.45% 11/13/20	493,000	515,350
		50,005,768

TOTAL HEALTH CARE		125,170,960

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,733,757
L-3 Communications Corp. 1.5% 5/28/17	3,685,000	3,690,273
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,439,015
The Boeing Co. 1.65% 10/30/20	3,000,000	3,023,109
		14,886,154
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	72,143	73,672
6.795% 2/2/20	2,618	2,708
6.9% 7/2/19	22,843	23,441
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	121,200	124,836
8.36% 1/20/19	92,075	96,108
		320,765
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19 (a)	910,000	916,348
2.35% 6/15/21 (a)	1,547,000	1,568,055
		2,484,403
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,952,504
3% 12/15/20	5,100,000	5,312,497
		8,265,001
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	268,578
John Deere Capital Corp. 1.6% 7/13/18	590,000	594,538
		863,116
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	414,000	414,406
2.625% 9/4/18	1,628,000	1,637,447
3.375% 6/1/21	8,097,000	8,380,395
3.75% 2/1/22	1,228,000	1,282,625
3.875% 4/1/21	500,000	526,875
4.75% 3/1/20	605,000	653,400
		12,895,148

TOTAL INDUSTRIALS		39,714,587

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	3,031,593
2.125% 3/1/19	1,500,000	1,533,957
2.45% 6/15/20	3,000,000	3,110,460
		7,676,010
Electronic Equipment & Components - 0.7%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,430,018
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,317,407
4.42% 6/15/21 (a)	4,200,000	4,394,065
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,040,077
2.375% 12/17/18	99,000	100,791
6.55% 10/1/17	4,476,000	4,721,491
		18,003,849
IT Services - 0.3%
MasterCard, Inc. 2% 4/1/19	289,000	294,043
The Western Union Co.:
2.875% 12/10/17	773,000	783,443
3.65% 8/22/18	3,111,000	3,206,971
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,583,035
2.95% 3/15/17	1,057,000	1,064,230
		7,931,722
Software - 0.5%
Oracle Corp.:
1.9% 9/15/21	5,000,000	5,010,075
2.25% 10/8/19	1,552,000	1,600,143
2.5% 5/15/22	5,000,000	5,126,820
		11,737,038
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85% 5/6/21	850,000	896,498
Hewlett Packard Enterprise Co.:
2.85% 10/5/18 (a)	4,000,000	4,075,988
3.6% 10/15/20 (a)	3,000,000	3,134,457
		8,106,943

TOTAL INFORMATION TECHNOLOGY		53,455,562

MATERIALS - 0.8%
Chemicals - 0.5%
Albemarle Corp. U.S. 3% 12/1/19	1,321,000	1,349,925
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,340,000	5,339,541
Ecolab, Inc.:
1.45% 12/8/17	335,000	335,931
1.55% 1/12/18	2,500,000	2,511,548
Monsanto Co. 2.125% 7/15/19	3,000,000	3,049,743
Sherwin-Williams Co. 1.35% 12/15/17	620,000	620,689
		13,207,377
Metals & Mining - 0.3%
Anglo American Capital PLC 3.625% 5/14/20 (a)	1,513,000	1,497,870
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	630,000	666,603
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	658,275
2.375% 3/15/18	4,000,000	3,935,000
Vale Overseas Ltd. 6.25% 1/23/17	403,000	410,053
		7,167,801

TOTAL MATERIALS		20,375,178

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,621,758
2.375% 11/27/18	10,000,000	10,204,000
2.4% 3/15/17	2,700,000	2,720,690
2.45% 6/30/20	1,563,000	1,594,463
2.8% 2/17/21	4,000,000	4,122,264
5.875% 10/1/19	5,034,000	5,657,617
BellSouth Corp. 4.4% 4/26/17 (a)(b)	5,000,000	5,099,075
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	1,000,750
2.35% 2/14/19	4,296,000	4,385,542
CenturyLink, Inc. 6.15% 9/15/19	592,000	642,320
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	619,458
1.35% 6/9/17	750,000	751,588
1.75% 8/15/21	10,000,000	9,917,470
2.625% 2/21/20	2,913,000	3,004,276
3% 11/1/21	4,318,000	4,533,822
3.65% 9/14/18	6,000,000	6,275,106
4.5% 9/15/20	4,000,000	4,414,168
6.1% 4/15/18	3,425,000	3,686,338
		70,250,705
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,646,119
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,624,598
1.625% 3/20/17	5,400,000	5,412,042
5.45% 6/10/19	2,000,000	2,201,064
		12,883,823

TOTAL TELECOMMUNICATION SERVICES		83,134,528

UTILITIES - 4.2%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	540,045
American Electric Power Co., Inc. 1.65% 12/15/17	1,827,000	1,830,751
Commonwealth Edison Co. 2.15% 1/15/19	188,000	191,190
Duke Energy Corp.:
1.0341% 4/3/17 (b)	2,894,000	2,898,248
1.625% 8/15/17	3,304,000	3,318,168
1.8% 9/1/21	1,354,000	1,350,466
2.1% 6/15/18	5,395,000	5,459,567
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	54,437
Edison International:
2.95% 3/15/23	730,000	750,967
3.75% 9/15/17	431,000	442,393
Eversource Energy:
1.45% 5/1/18	153,000	153,131
2.5% 3/15/21	896,000	917,939
Exelon Corp.:
1.55% 6/9/17	311,000	311,587
2.85% 6/15/20	458,000	474,302
FirstEnergy Corp.:
2.75% 3/15/18	6,652,000	6,718,354
4.25% 3/15/23	600,000	634,527
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	569,283
IPALCO Enterprises, Inc. 3.45% 7/15/20	2,576,000	2,640,400
LG&E and KU Energy LLC 3.75% 11/15/20	2,000	2,146
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,696,210
6.5% 8/1/18	273,000	298,922
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	2,904,000	2,912,819
1.649% 9/1/18	950,000	952,170
PacifiCorp 5.5% 1/15/19	2,750,000	3,010,879
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	119,596
PG&E Corp. 2.4% 3/1/19	74,000	75,442
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,041,724
Southern Co.:
1.85% 7/1/19	3,000,000	3,020,442
2.35% 7/1/21	5,250,000	5,315,762
TECO Finance, Inc.:
1.2646% 4/10/18 (b)	3,000,000	2,962,503
5.15% 3/15/20	252,000	277,310
Xcel Energy, Inc.:
1.2% 6/1/17	3,153,000	3,152,779
2.4% 3/15/21	1,050,000	1,078,168
		56,172,627
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (a)	1,096,000	1,141,955
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	557,000	563,671
2.7% 6/15/21 (a)	548,000	560,162
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,500,000	2,621,728
Southern Power Co.:
1.85% 12/1/17	704,000	708,710
2.375% 6/1/20	1,087,000	1,106,995
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,901,813
		8,463,079
Multi-Utilities - 1.6%
Ameren Illinois Co. 6.125% 11/15/17	62,000	65,328
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	1,000,000	1,000,330
2% 11/15/18	544,000	550,203
Consolidated Edison, Inc. 2% 5/15/21	1,538,000	1,553,991
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,224,678
1.9% 6/15/18	2,540,000	2,555,857
2% 8/15/21	843,000	845,093
2.5% 12/1/19	7,382,000	7,534,313
2.9311% 9/30/66 (b)	651,000	514,290
3.4561% 6/30/66 (b)	567,000	498,960
NiSource Finance Corp.:
3.85% 2/15/23	700,000	750,651
5.45% 9/15/20	43,000	48,388
6.4% 3/15/18	888,000	950,002
NSTAR 4.5% 11/15/19	2,500,000	2,720,220
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,151,701
Sempra Energy:
2.3% 4/1/17	4,935,000	4,968,435
2.4% 3/15/20	1,890,000	1,925,668
2.85% 11/15/20	1,392,000	1,440,252
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,024,703
2.45% 6/15/20	2,901,000	2,962,527
6.25% 5/15/67 (b)	454,000	388,170
		38,673,760

TOTAL UTILITIES		104,451,421

TOTAL NONCONVERTIBLE BONDS
(Cost $1,635,499,832)		1,658,474,141

U.S. Treasury Obligations - 12.6%
U.S. Treasury Notes:
0.75% 7/15/19	$102,772,000	$102,270,145
0.875% 6/15/19	44,119,000	44,063,851
1.125% 1/15/19	11,574,000	11,640,909
1.375% 3/31/20 (d)	24,683,000	24,961,646
1.375% 1/31/21	45,000,000	45,377,910
1.375% 8/31/23	19,569,000	19,467,339
1.75% 12/31/20	10,000,000	10,244,920
2.25% 3/31/21	55,000,000	57,586,705
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $315,422,551)		315,613,425

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.3%
2.54% 6/1/42 (b)	46,843	48,767
2.557% 1/1/40 (b)	142,769	150,181
2.627% 3/1/40 (b)	76,427	80,585
2.685% 12/1/39 (b)	38,522	40,729
2.693% 2/1/42 (b)	466,583	487,229
2.72% 7/1/35 (b)	68,274	72,150
2.751% 1/1/42 (b)	363,249	378,744
2.794% 12/1/33 (b)	573,805	605,694
2.801% 11/1/36 (b)	118,094	124,081
2.822% 4/1/35 (b)	333,510	350,868
2.941% 3/1/40 (b)	106,338	112,163
2.951% 11/1/40 (b)	25,195	26,570
2.98% 9/1/41 (b)	30,086	31,469
2.991% 10/1/41 (b)	17,824	18,669
3.229% 7/1/41 (b)	46,497	48,929
3.352% 10/1/41 (b)	23,550	24,813
3.5% 7/1/26 to 10/1/29	3,590,881	3,843,557
3.557% 7/1/41 (b)	59,770	62,856
4.5% 3/1/35	32,711	35,891
6% 3/1/17 to 4/1/17	111	112
6.5% 11/1/16 to 8/1/36	434,388	505,369
7% 9/1/18 to 6/1/33	274,737	325,737
7.5% 8/1/17 to 3/1/28	76,591	89,903
8.5% 5/1/21 to 9/1/25	6,411	7,355
9.5% 2/1/25	421	451
10.5% 8/1/20	3,886	4,142

TOTAL FANNIE MAE		7,477,014

Freddie Mac - 0.1%
2.905% 4/1/40 (b)	79,631	83,708
2.954% 2/1/40 (b)	117,698	124,302
3.03% 4/1/40 (b)	71,180	75,027
3.193% 9/1/41 (b)	32,892	34,508
3.231% 4/1/41 (b)	34,544	36,067
3.286% 6/1/41 (b)	37,201	39,166
3.417% 5/1/41 (b)	27,707	29,031
3.5% 8/1/26	2,570,578	2,729,124
3.627% 6/1/41 (b)	55,425	58,333
3.704% 5/1/41 (b)	44,318	46,682
4.5% 8/1/18	116,929	120,167
5% 3/1/19	212,120	218,825
8.5% 9/1/24 to 8/1/27	27,656	32,990

TOTAL FREDDIE MAC		3,627,930

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	67,427	79,439
7.5% 2/15/28 to 10/15/28	3,389	4,073
8% 6/15/24	40	46
8.5% 10/15/21	21,378	23,955
11% 7/20/19 to 8/20/19	933	1,000

TOTAL GINNIE MAE		108,513

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,027,194)		11,213,457

Asset-Backed Securities - 7.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (b)	$56,669	$52,845
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (b)	30,744	29,546
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	670,000	669,889
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	292,966
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,089,343
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,426,145
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,876,102
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,007,196
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,141,044
American Express Credit Account Master Trust:
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,008,946
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,796,121
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	80,707	80,685
Series 2014-2 Class A3, 0.94% 2/8/19	724,716	723,925
Series 2014-4 Class A3, 1.27% 7/8/19	505,000	504,834
Series 2015-2 Class A3, 1.27% 1/8/20	3,000,000	2,997,800
Series 2016-1 Class A3, 2.14% 10/8/20	1,888,000	1,897,090
Series 2016-2 Class A2A, 1.42% 10/8/19	2,745,000	2,746,125
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (b)	4,828	4,431
Series 2004-R2 Class M3, 1.3129% 4/25/34 (b)	10,238	7,777
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (b)	4,092	3,708
Series 2004-W11 Class M2, 1.5744% 11/25/34 (b)	63,962	61,918
Series 2004-W7 Class M1, 1.3129% 5/25/34 (b)	169,447	155,890
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (b)	128,551	43,885
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.3494% 4/25/34 (b)	133,238	115,284
Series 2006-HE2 Class M1, 0.8944% 3/25/36 (b)	2,223	436
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	4,899,000	4,911,579
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.6494% 2/25/35 (b)	359,694	325,466
Capital Auto Receivables Asset Trust:
Series 2014-3 Class A2, 1.18% 12/20/17	311,201	311,128
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,808,172
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,604,761
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,208,977
Series 2016-A4 Class A4, 1.4% 6/15/22	4,860,000	4,858,827
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (b)	205,465	117,900
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,019,081
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (a)	3,449,463	3,448,489
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (a)	257,138	257,059
Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	1,640,000	1,638,480
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,959,215
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7744% 3/25/32 (b)	9,741	9,567
Series 2004-3 Class M4, 1.9794% 4/25/34 (b)	6,764	6,002
Series 2004-4 Class M2, 1.3194% 6/25/34 (b)	7,704	7,184
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	4,490,000	4,485,498
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,785,710
Series 2016-A1 Class A1, 1.64% 7/15/21	3,630,000	3,657,313
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (a)	386,906	386,117
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	1,685,701	1,681,925
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	1,853,810	1,848,728
Series 2016-2 Class A2, 1.74% 2/22/22(a)	2,331,000	2,324,326
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (b)	4,436	3,869
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (b)	32,550	30,709
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	3,187,172	3,202,849
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	6,299,000	6,431,791
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,820,618
Series 2015-2 Class A, 2.44% 1/15/27 (a)	3,480,000	3,563,958
Series 2016-1 Class A, 2.31% 8/15/27 (a)	4,000,000	4,071,254
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,078,641
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,501,353
Series 2014-4 Class A1, 1.4% 8/15/19	11,000,000	11,004,142
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	6,005,871
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.2594% 1/25/35 (b)	81,136	69,649
Class M4, 1.5444% 1/25/35 (b)	39,567	21,164
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (a)(b)	119,665	99,415
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (a)(b)	75,272	69,751
Class B, 0.7877% 11/15/34 (a)(b)	27,311	24,355
Class C, 0.8877% 11/15/34 (a)(b)	45,074	39,558
Class D, 1.2577% 11/15/34 (a)(b)	17,097	14,663
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	1,191,077	1,191,604
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,406,338
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,726,838
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,160,000	3,167,132
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	20,055	442
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (b)	30,879	28,760
Series 2003-5 Class A2, 1.2244% 12/25/33 (b)	2,817	2,584
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	141,116	98,865
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (a)	518,877	518,760
Series 2015-A Class A3, 1.42% 9/17/18 (a)	2,402,000	2,405,519
Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,966,000	2,973,876
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.43% 3/15/21 (a)	2,151,000	2,154,979
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7879% 7/25/36 (b)	19,904	9,226
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	2,871	2,860
Series 2006-A Class 2C, 1.7901% 3/27/42 (b)	392,000	193,441
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (b)	30,887	743
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (b)	12,676	10,505
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (b)	22,089	20,829
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (b)	3,461	2,987
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	144,179	138,780
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	4,895	4,191
Series 2004-NC8 Class M6, 2.3994% 9/25/34 (b)	50,388	46,899
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (b)	23,275	20,874
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (b)	17,749	410
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 3.1294% 2/25/26 (a)	1,437,586	1,443,462
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	5,000,000	4,999,765
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (b)	162,650	153,061
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,498,764
Series 2016-A Class A2, 1.55% 6/15/21	2,442,000	2,430,516
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (b)	60,741	55,488
Class M4, 2.6994% 9/25/34 (b)	77,891	48,381
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (b)	126,217	112,386
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (b)	582	491
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	774,000	775,147
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (b)	72,868	67,664
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (b)	49,265	46,643
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (b)	4,298	3,737
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	1,000,000	1,013,399
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	2,472	2,201
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (a)(b)	304,515	133,987
Verizon Owner Trust Series 2016-1A Class A, 1.42% 1/20/21 (a)	4,069,000	4,070,961
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	3,104,000	3,085,033
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,226,000	2,231,676
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,585,331	1,584,780
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,160,042
TOTAL ASSET-BACKED SECURITIES
(Cost $176,141,120)		177,494,071

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.9413% 5/27/35 (a)(b)	456,287	468,933
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (b)	56,777	52,352
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	981,711	981,711
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (a)(b)	35,000	28,709
Class B6, 3.3243% 6/10/35 (a)(b)	58,226	43,445
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	2,439	2,387

TOTAL PRIVATE SPONSOR		1,577,537

U.S. Government Agency - 1.0%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	303,098	319,350
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	848	856
Series 2015-28 Class P, 2.5% 5/25/45	7,043,305	7,212,102
Series 2014-57 Class A, 3% 9/25/44	1,946,018	2,009,897
Series 2015-28 Class JE, 3% 5/25/45	5,238,646	5,463,302
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	155	155
Series 3820 Class DA, 4% 11/15/35	259,853	269,759
Series 3777 Class AC, 3.5% 12/15/25	452,941	474,539
Series 3949 Class MK, 4.5% 10/15/34	193,958	209,479
Series 4472 Class WL, 3% 5/15/45	2,404,104	2,504,010
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	7,415,894	7,519,523

TOTAL U.S. GOVERNMENT AGENCY		25,982,972

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $27,583,449)		27,560,509

Commercial Mortgage Securities - 5.3%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	336,646	339,996
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4918% 2/14/43 (b)(f)	32,221	15
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (b)	85,375	85,252
Series 2007-5 Class A4, 5.492% 2/10/51	2,318,575	2,376,948
Series 2007-2 Class A4, 5.6241% 4/10/49 (b)	6,525,345	6,576,960
Series 2007-3 Class A4, 5.5433% 6/10/49 (b)	2,219,421	2,250,637
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A2, 2.612% 6/15/49	2,685,000	2,786,631
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 1.6577% 5/15/32 (a)(b)	1,927,035	1,924,595
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	3,500,000	3,616,076
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (a)(b)	3,031	2,767
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (a)(b)	76,709	65,942
Class B1, 1.9244% 1/25/36 (a)(b)	3,346	2,556
Class M1, 0.9744% 1/25/36 (a)(b)	24,745	20,452
Class M2, 0.9944% 1/25/36 (a)(b)	7,424	6,028
Class M3, 1.0244% 1/25/36 (a)(b)	10,841	8,781
Class M4, 1.1344% 1/25/36 (a)(b)	5,996	4,781
Class M5, 1.1744% 1/25/36 (a)(b)	5,996	4,603
Class M6, 1.2244% 1/25/36 (a)(b)	6,368	4,800
Series 2006-3A Class M4, 0.9544% 10/25/36 (a)(b)	3,248	2,359
Series 2007-1 Class A2, 0.7944% 3/25/37 (a)(b)	50,806	42,932
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (a)(b)	54,165	46,576
Class A2, 0.8444% 7/25/37 (a)(b)	50,639	40,245
Class M1, 0.8944% 7/25/37 (a)(b)	17,782	13,512
Class M2, 0.9344% 7/25/37 (a)(b)	9,607	6,847
Class M3, 1.0144% 7/25/37 (a)(b)	7,474	5,284
Series 2007-3:
Class A2, 0.8144% 7/25/37 (a)(b)	47,853	37,985
Class M1, 0.8344% 7/25/37 (a)(b)	10,615	8,095
Class M2, 0.8644% 7/25/37 (a)(b)	11,389	8,270
Class M3, 0.8944% 7/25/37 (a)(b)	17,570	11,847
Class M4, 1.0244% 7/25/37 (a)(b)	27,800	18,598
Class M5, 1.1244% 7/25/37 (a)(b)	13,529	6,675
Series 2007-4A Class M1, 1.4379% 9/25/37 (a)(b)	9,117	2,964
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-PW14 Class A1A, 5.189% 12/11/38	271,197	271,748
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (a)(b)	6,411	6,298
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	559,963	578,221
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.0801% 12/15/27 (a)(b)	6,725,696	6,740,477
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	5,000,000	5,146,651
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	292,557	292,212
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,426,354
Series 2016-P4 Class A2, 2.446% 7/10/49	1,073,000	1,099,657
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	37,168	37,136
COMM Mortgage Trust:
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,232,002
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,072,044
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	816,455
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,016,701
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,015,920
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	984,388
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.3577% 4/15/17 (a)(b)	14,378	14,383
sequential payer Series 2006-C8:
Class A1A, 5.292% 12/10/46	734,403	739,108
Class A4, 5.306% 12/10/46	981,590	981,510
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.0936% 12/10/49 (b)	3,071,219	3,190,856
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (b)	383,006	385,067
Series 2007-C3 Class A4, 5.6994% 6/15/39 (b)	1,284,394	1,299,898
CSMC Series 2015-TOWN:
Class B, 2.4077% 3/15/17 (a)(b)	264,000	259,336
Class C, 2.7577% 3/15/17 (a)(b)	257,000	251,628
Class D, 3.7077% 3/15/17 (a)(b)	1,003,000	983,485
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.8077% 12/15/34 (a)(b)	5,058,216	5,081,923
Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	2,358,850	2,438,441
Class CFX, 3.4949% 12/15/34 (a)(b)	1,059,000	1,080,269
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	2,544,000	2,571,461
Series 2007-C1 Class A1A, 5.483% 12/10/49 (b)	4,668,740	4,718,486
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	824,891	829,582
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (a)	150,000	150,172
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.4841% 7/15/31 (a)(b)	337,588	333,459
Series 2016-ICE2 Class A, 2.412% 2/15/33 (a)(b)	2,828,000	2,841,893
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	104,054	103,985
Class A4, 5.56% 11/10/39	189,762	189,646
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,606,423
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.4676% 11/5/30 (a)(b)	440,663	440,961
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	110,000	110,292
Class DFX, 4.4065% 11/5/30 (a)	1,039,000	1,042,349
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	2,082,656
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,632,347
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.4077% 4/15/27 (a)(b)	1,100,000	1,077,213
Series 2014-FL5 Class A, 1.3077% 7/15/31 (a)(b)	1,056,206	1,056,173
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	2,750,498	2,756,734
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (b)	3,472,631	3,526,501
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (b)	28,009	28,457
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,374,961	3,408,896
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,718,000	1,782,121
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A1A, 5.335% 11/15/38	1,311,381	1,311,559
Series 2007-C1 Class A4, 5.424% 2/15/40	1,325,083	1,333,254
Series 2007-C7 Class A3, 5.866% 9/15/45	1,202,010	1,247,282
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.4984% 1/12/44 (a)(b)	48,688	48,584
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	3,962,448	3,985,849
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	841,897
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.708% 7/15/19 (a)(b)	40,774	40,762
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	292,901	295,570
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	3,040,219
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,635,000	2,666,555
Series 2007-T27 Class A1A, 5.6426% 6/11/42 (b)	816,394	837,007
SCG Trust Series 2013-SRP1 Class A, 1.8814% 11/15/26 (a)(b)	2,027,000	2,025,876
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,539,669	1,545,336
Class A4, 5.308% 11/15/48	224,352	224,886
Series 2007-C30 Class A5, 5.342% 12/15/43	5,468,000	5,512,687
Series 2007-C32 Class A3, 5.7021% 6/15/49 (b)	1,802,000	1,842,600
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (b)	2,795,906	2,841,373
Class A5, 5.9484% 2/15/51 (b)	143,000	147,075
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	92,148	92,064
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1.82% 6/15/29 (a)(b)	2,645,000	2,644,998
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A2, 2.495% 7/15/48	859,000	883,349
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,353,521
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $132,611,312)		131,824,287

Municipal Securities - 0.4%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,790,740
Series 2011:
5.665% 3/1/18	630,000	662,029
5.877% 3/1/19	4,715,000	5,115,351
Series 2013, 2.69% 12/1/17	500,000	503,565
TOTAL MUNICIPAL SECURITIES
(Cost $8,903,702)		9,071,685

Bank Notes - 1.8%
Bank of America NA 1.75% 6/5/18	2,000,000	2,013,866
Capital One Bank NA:
1.3% 6/5/17	1,000,000	1,000,193
2.25% 2/13/19	1,000,000	1,011,919
Capital One NA 1.65% 2/5/18	3,000,000	3,004,209
Citizens Bank NA 2.3% 12/3/18	1,384,000	1,400,337
Discover Bank 3.1% 6/4/20	3,590,000	3,693,177
Fifth Third Bank:
2.375% 4/25/19	2,000,000	2,040,376
2.875% 10/1/21	2,000,000	2,088,256
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,015,585
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,847,268
KeyBank NA:
1.65% 2/1/18	397,000	398,743
2.35% 3/8/19	2,000,000	2,037,698
2.5% 12/15/19	3,783,000	3,884,566
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,119,862
Marshall & Ilsley Bank 5% 1/17/17	1,868,000	1,890,711
RBS Citizens NA 2.5% 3/14/19	1,153,000	1,170,328
Regions Bank 7.5% 5/15/18	250,000	272,959
Regions Financial Corp. 2.25% 9/14/18	4,000,000	4,021,740
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	5,088,185
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,231,864
Wachovia Bank NA 6% 11/15/17	570,000	600,795
TOTAL BANK NOTES
(Cost $45,131,070)		45,832,637
	Shares	Value

Fixed-Income Funds - 0.7%
Fidelity Specialized High Income Central Fund (g)
(Cost $17,363,754)	167,345	17,246,563

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.42% (h)
(Cost $113,606,378)	113,606,378	113,606,378
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,483,290,362)		2,507,937,153
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,432,632)
NET ASSETS - 100%		$2,505,504,521

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	USD 1,855	$(6)	$0	$(6)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $385,225,345 or 15.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $122,366.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$201,821
Fidelity Specialized High Income Central Fund	898,573
Total	$1,100,394

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,060,481	$901,003	$--	$17,246,563	2.1%
Total	$16,060,481	$901,003	$--	$17,246,563

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,658,474,141	$--	$1,658,474,141	$--
U.S. Government and Government Agency Obligations	315,613,425	--	315,613,425	--
U.S. Government Agency - Mortgage Securities	11,213,457	--	11,213,457	--
Asset-Backed Securities	177,494,071	--	177,034,242	459,829
Collateralized Mortgage Obligations	27,560,509	--	27,560,509	--
Commercial Mortgage Securities	131,824,287	--	131,793,691	30,596
Municipal Securities	9,071,685	--	9,071,685	--
Bank Notes	45,832,637	--	45,832,637	--
Fixed-Income Funds	17,246,563	17,246,563	--	--
Money Market Funds	113,606,378	113,606,378	--	--
Total Investments in Securities:	$2,507,937,153	$130,852,941	$2,376,593,787	$490,425
Derivative Instruments:
Liabilities
Swaps	$(6)	$--	$(6)	$--
Total Liabilities	$(6)	$--	$(6)	$--
Total Derivative Instruments:	$(6)	$--	$(6)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(6)
Total Credit Risk	0	(6)
Total Value of Derivatives	$0	$(6)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.1%
United Kingdom	3.9%
Canada	2.6%
Japan	1.6%
Netherlands	1.6%
France	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,352,320,230)	$2,377,084,212
Fidelity Central Funds (cost $130,970,132)	130,852,941
Total Investments (cost $2,483,290,362)		$2,507,937,153
Receivable for investments sold		9,497
Receivable for fund shares sold		7,544,245
Interest receivable		13,369,150
Distributions receivable from Fidelity Central Funds		33,718
Other receivables		16
Total assets		2,528,893,779
Liabilities
Payable to custodian bank	$8,631
Payable for investments purchased	17,916,272
Payable for fund shares redeemed	4,018,523
Distributions payable	283,739
Bi-lateral OTC swaps, at value	6
Accrued management fee	631,063
Distribution and service plan fees payable	194,852
Other affiliated payables	336,172
Total liabilities		23,389,258
Net Assets		$2,505,504,521
Net Assets consist of:
Paid in capital		$2,498,801,997
Undistributed net investment income		1,452,233
Accumulated undistributed net realized gain (loss) on investments		(19,396,494)
Net unrealized appreciation (depreciation) on investments		24,646,785
Net Assets		$2,505,504,521
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($362,480,743 ÷ 31,347,129 shares)		$11.56
Maximum offering price per share (100/97.25 of $11.56)		$11.89
Class T:
Net Asset Value and redemption price per share ($191,505,447 ÷ 16,551,702 shares)		$11.57
Maximum offering price per share (100/97.25 of $11.57)		$11.90
Class C:
Net Asset Value and offering price per share ($97,986,963 ÷ 8,493,196 shares)(a)		$11.54
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,315,946,705 ÷ 113,513,732 shares)		$11.59
Class I:
Net Asset Value, offering price and redemption price per share ($537,584,663 ÷ 46,363,159 shares)		$11.60

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Interest		$44,811,930
Income from Fidelity Central Funds		1,100,394
Total income		45,912,324
Expenses
Management fee	$6,142,989
Transfer agent fees	2,592,884
Distribution and service plan fees	2,259,550
Fund wide operations fee	771,338
Independent trustees' fees and expenses	8,593
Miscellaneous	3,984
Total expenses before reductions	11,779,338
Expense reductions	(2,477)	11,776,861
Net investment income (loss)		34,135,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,995,486
Swaps	771
Total net realized gain (loss)		1,996,257
Change in net unrealized appreciation (depreciation) on: Investment securities	23,802,151
Swaps	2,765
Total change in net unrealized appreciation (depreciation)		23,804,916
Net gain (loss)		25,801,173
Net increase (decrease) in net assets resulting from operations		$59,936,636

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,135,463	$21,313,755
Net realized gain (loss)	1,996,257	2,048,322
Change in net unrealized appreciation (depreciation)	23,804,916	(16,775,250)
Net increase (decrease) in net assets resulting from operations	59,936,636	6,586,827
Distributions to shareholders from net investment income	(32,385,208)	(19,985,756)
Share transactions - net increase (decrease)	747,404,314	941,601,529
Total increase (decrease) in net assets	774,955,742	928,202,600
Net Assets
Beginning of period	1,730,548,779	802,346,179
End of period	$2,505,504,521	$1,730,548,779
Other Information
Undistributed net investment income end of period	$1,452,233	$1,692,799

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.52	$11.33	$11.69	$11.45
Income from Investment Operations
Net investment income (loss)A	.179	.170	.232	.243	.289
Net realized and unrealized gain (loss)	.132	(.111)	.160	(.384)	.215
Total from investment operations	.311	.059	.392	(.141)	.504
Distributions from net investment income	(.171)	(.159)	(.202)	(.219)	(.264)
Total distributions	(.171)	(.159)	(.202)	(.219)	(.264)
Net asset value, end of period	$11.56	$11.42	$11.52	$11.33	$11.69
Total ReturnB,C	2.75%	.51%	3.48%	(1.24)%	4.46%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.76%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.76%	.76%	.79%	.82%	.83%
Net investment income (loss)	1.56%	1.48%	2.02%	2.09%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$362,481	$304,040	$215,800	$155,980	$192,761
Portfolio turnover rateF	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.53	$11.34	$11.70	$11.45
Income from Investment Operations
Net investment income (loss)A	.178	.170	.234	.246	.292
Net realized and unrealized gain (loss)	.142	(.121)	.161	(.384)	.225
Total from investment operations	.320	.049	.395	(.138)	.517
Distributions from net investment income	(.170)	(.159)	(.205)	(.222)	(.267)
Total distributions	(.170)	(.159)	(.205)	(.222)	(.267)
Net asset value, end of period	$11.57	$11.42	$11.53	$11.34	$11.70
Total ReturnB,C	2.83%	.42%	3.50%	(1.21)%	4.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.77%	.80%	.80%
Expenses net of fee waivers, if any	.76%	.76%	.77%	.80%	.80%
Expenses net of all reductions	.76%	.76%	.77%	.80%	.80%
Net investment income (loss)	1.56%	1.48%	2.04%	2.11%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$191,505	$193,612	$198,510	$210,150	$265,426
Portfolio turnover rateF	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$11.50	$11.31	$11.67	$11.42
Income from Investment Operations
Net investment income (loss)A	.090	.081	.143	.155	.204
Net realized and unrealized gain (loss)	.142	(.121)	.162	(.384)	.225
Total from investment operations	.232	(.040)	.305	(.229)	.429
Distributions from net investment income	(.082)	(.070)	(.115)	(.131)	(.179)
Total distributions	(.082)	(.070)	(.115)	(.131)	(.179)
Net asset value, end of period	$11.54	$11.39	$11.50	$11.31	$11.67
Total ReturnB,C	2.05%	(.35)%	2.70%	(1.98)%	3.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.53%	1.54%	1.56%	1.58%	1.57%
Expenses net of fee waivers, if any	1.53%	1.54%	1.56%	1.58%	1.57%
Expenses net of all reductions	1.53%	1.54%	1.56%	1.58%	1.57%
Net investment income (loss)	.79%	.71%	1.25%	1.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$97,987	$81,929	$64,333	$53,096	$65,425
Portfolio turnover rateF	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Bond Fund

Years ended August 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.214	.205	.209
Net realized and unrealized gain (loss)	.133	(.110)	.038
Total from investment operations	.347	.095	.247
Distributions from net investment income	(.207)	(.195)	(.197)
Total distributions	(.207)	(.195)	(.197)
Net asset value, end of period	$11.59	$11.45	$11.55
Total ReturnC,D	3.06%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%	.45%	.46%G
Expenses net of fee waivers, if any	.45%	.45%	.46%G
Expenses net of all reductions	.45%	.45%	.46%G
Net investment income (loss)	1.87%	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,315,947	$758,240	$147,629
Portfolio turnover rateH	50%	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$11.55	$11.36	$11.72	$11.48
Income from Investment Operations
Net investment income (loss)A	.209	.200	.262	.273	.319
Net realized and unrealized gain (loss)	.142	(.111)	.161	(.385)	.213
Total from investment operations	.351	.089	.423	(.112)	.532
Distributions from net investment income	(.201)	(.189)	(.233)	(.248)	(.292)
Total distributions	(.201)	(.189)	(.233)	(.248)	(.292)
Net asset value, end of period	$11.60	$11.45	$11.55	$11.36	$11.72
Total ReturnB	3.10%	.78%	3.74%	(.99)%	4.71%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.53%	.57%	.58%
Expenses net of fee waivers, if any	.50%	.50%	.53%	.57%	.58%
Expenses net of all reductions	.50%	.50%	.53%	.57%	.58%
Net investment income (loss)	1.82%	1.74%	2.28%	2.34%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$537,585	$391,808	$174,568	$84,843	$101,234
Portfolio turnover rateE	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$29,858,317
Gross unrealized depreciation	(4,610,144)
Net unrealized appreciation (depreciation) on securities	$25,248,173
Tax Cost	$2,482,688,980

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(17,480,764)
Net unrealized appreciation (depreciation) on securities and other investments	$25,248,166

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(17,480,764)

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$ 32,385,208	$ 19,985,756

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$771	$2,765

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $725,696,490 and $260,780,592, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$801,330	$52,781
Class T	-%	.25%	482,681	105
Class B	.65%	.25%	6,271	4,529
Class C	.75%	.25%	969,268	176,742
			$2,259,550	$234,157

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$32,132
Class T	16,229
Class B(a)	221
Class C(a)	28,128
$76,710

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$500,237.16
Class T	317,619.16
Class B	1,639.19
Class C	175,103.18
Fidelity Limited Term Bond Fund	907,822.10
Class I	690,464.15
	$2,592,884

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,984 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $71,844.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,477.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Class A	$4,761,029	$3,729,622
Class T	2,871,639	2,760,770
Class B	5,842	9,214
Class C	692,331	455,450
Fidelity Limited Term Bond Fund	16,082,729	7,753,652
Class I	7,971,638	5,277,048
Total	$32,385,208	$19,985,756

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Class A
Shares sold	20,292,208	22,883,010	$232,299,567	$262,802,297
Reinvestment of distributions	383,701	302,206	4,391,933	3,471,902
Shares redeemed	(15,960,237)	(15,281,488)	(182,641,693)	(175,517,852)
Net increase (decrease)	4,715,672	7,903,728	$54,049,807	$90,756,347
Class T
Shares sold	5,184,484	4,726,276	$59,323,000	$54,308,583
Reinvestment of distributions	235,748	225,689	2,698,835	2,594,606
Shares redeemed	(5,817,689)	(5,219,634)	(66,587,159)	(59,996,049)
Net increase (decrease)	(397,457)	(267,669)	$(4,565,324)	$(3,092,860)
Class B
Shares sold	32,756	45,219	$373,130	$518,562
Reinvestment of distributions	438	769	4,985	8,827
Shares redeemed	(113,795)	(96,326)	(1,305,693)	(1,103,458)
Net increase (decrease)	(80,601)	(50,338)	$(927,578)	$(576,069)
Class C
Shares sold	5,293,797	3,762,661	$60,296,153	$43,110,911
Reinvestment of distributions	53,649	34,649	611,667	397,236
Shares redeemed	(4,047,030)	(2,200,235)	(46,268,973)	(25,199,324)
Net increase (decrease)	1,300,416	1,597,075	$14,638,847	$18,308,823
Fidelity Limited Term Bond Fund
Shares sold	83,235,883	73,683,363	$957,055,992	$848,661,103
Reinvestment of distributions	1,273,968	626,332	14,633,176	7,211,684
Shares redeemed	(37,243,869)	(20,841,425)	(427,177,020)	(239,689,901)
Net increase (decrease)	47,265,982	53,468,270	$544,512,148	$616,182,886
Class I
Shares sold	29,985,672	31,060,194	$344,469,999	$357,596,586
Reinvestment of distributions	549,729	376,794	6,312,028	4,341,226
Shares redeemed	(18,397,774)	(12,319,776)	(211,085,613)	(141,915,410)
Net increase (decrease)	12,137,627	19,117,212	$139,696,414	$220,022,402

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Limited Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Limited Term Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Advisor Limited Term Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.75%
Actual		$1,000.00	$1,024.20	$3.82
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Class T	.76%
Actual		$1,000.00	$1,025.10	$3.87
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class C	1.52%
Actual		$1,000.00	$1,021.20	$7.72
Hypothetical-C		$1,000.00	$1,017.50	$7.71
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$1,025.70	$2.29
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,026.40	$2.55
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 3.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $17,794,048 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	10,101,619,930.43	98.463
Withheld	157,758,921.92	1.537
TOTAL	10,259,378,852.35	100.000
John Engler
Affirmative	10,090,282,853.06	98.352
Withheld	169,095,999.29	1.648
TOTAL	10,259,378,852.35	100.000
Albert R. Gamper, Jr.
Affirmative	10,089,041,467.11	98.340
Withheld	170,337,385.24	1.660
TOTAL	10,259,378,852.35	100.000
Robert F. Gartland
Affirmative	10,099,626,114.68	98.443
Withheld	159,752,737.67	1.557
TOTAL	10,259,378,852.35	100.000
Abigail P. Johnson
Affirmative	10,086,662,725.59	98.317
Withheld	172,716,126.76	1.683
TOTAL	10,259,378,852.35	100.000
Arthur E. Johnson
Affirmative	10,096,352,195.08	98.411
Withheld	163,026,657.27	1.589
TOTAL	10,259,378,852.35	100.000
Michael E. Kenneally
Affirmative	10,099,945,094.73	98.446
Withheld	159,433,757.62	1.554
TOTAL	10,259,378,852.35	100.000
James H. Keyes
Affirmative	10,089,844,753.01	98.348
Withheld	169,534,099.34	1.652
TOTAL	10,259,378,852.35	100.000
Marie L. Knowles
Affirmative	10,088,735,154.35	98.337
Withheld	170,643,698.00	1.663
TOTAL	10,259,378,852.35	100.000
Geoffrey A. von Kuhn
Affirmative	10,091,118,196.46	98.360
Withheld	168,260,655.89	1.640
TOTAL	10,259,378,852.35	100.000
Proposal 1 reflects trust wide proposal and voting results.

LTB-ANN-1016
1.539398.119

Item 2.

Code of Ethics

As of the end of the period, August 31, 2016, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Limited Term Bond Fund and Fidelity Advisor Mortgage Securities Fund (the “Funds”):

Services Billed by PwC

August 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$103,000	$-	$9,200	$3,900
Fidelity Advisor Mortgage Securities Fund	$107,000	$-	$6,400	$3,900

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$93,000	$-	$9,700	$2,000
Fidelity Advisor Mortgage Securities Fund	$106,000	$-	$6,200	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2016A	August 31, 2015A
Audit-Related Fees	$5,760,000	$4,730,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2016 A	August 31, 2015 A
PwC	$6,550,000	$6,070,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in their audits of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2016